Due to size constraints, this filing is being made in 2 related submissions. This submission is the second of the 2 related submissions. The accession number of the previous related submission is as follows:

0001045032-14-000052

Accumulation Unit Values
Contract with Endorsements - 2.92%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$10.55	$9.41	$9.55	N/A	N/A	N/A	N/A	N/A
End of period	$13.49	$10.55	$9.41	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	8,244	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$13.84	$11.94	$12.56	N/A	N/A	N/A	N/A	N/A
End of period	$18.44	$13.84	$11.94	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	744	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.97%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$10.49	$9.37	$9.51	$8.56	$7.00	$11.57	$11.36	$10.17
End of period	$13.41	$10.49	$9.37	$9.51	$8.56	$7.00	$11.57	$11.36
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,953	1,953

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$13.75	$11.87	$12.49	$11.10	$8.34	$14.44	$14.75	$12.66
End of period	$18.31	$13.75	$11.87	$12.49	$11.10	$8.34	$14.44	$14.75
Accumulation units outstanding at the end of period	-	-	-	-	-	-	795	795

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 3.06%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$11.03	$10.13	$10.19	$9.33	$7.24	$10.62	N/A	N/A
End of period	$12.20	$11.03	$10.13	$10.19	$9.33	$7.24	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	567	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$19.06	$18.24	$17.69	$16.95	$15.31	$16.65	$16.04	$15.80
End of period	$18.29	$19.06	$18.24	$17.69	$16.95	$15.31	$16.65	$16.04
Accumulation units outstanding at the end of period	-	-	-	-	-	380	-	-

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$12.46	$10.89	$12.01	$9.96	$7.74	N/A	N/A	N/A
End of period	$16.05	$12.46	$10.89	$12.01	$9.96	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$13.12	$11.69	$12.94	$11.88	$8.94	$15.61	$14.66	$12.33
End of period	$15.14	$13.12	$11.69	$12.94	$11.88	$8.94	$15.61	$14.66
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.60	$14.93	$16.31	$13.67	$10.09	$17.05	$18.05	$16.25
End of period	$19.80	$15.60	$14.93	$16.31	$13.67	$10.09	$17.05	$18.05
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$14.58	$12.77	$13.35	$10.91	$8.34	$14.27	$13.22	$11.90
End of period	$19.75	$14.58	$12.77	$13.35	$10.91	$8.34	$14.27	$13.22
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.78	$15.70	$14.73	$14.15	$14.07	$13.62	$13.20	$13.18
End of period	$14.76	$15.78	$15.70	$14.73	$14.15	$14.07	$13.62	$13.20
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$6.60	$5.39	$6.38	$5.80	$5.04	$10.53	$13.15	$11.42
End of period	$8.53	$6.60	$5.39	$6.38	$5.80	$5.04	$10.53	$13.15
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$12.05	$10.48	$9.74	$9.67	$8.24	$11.07	$10.61	$10.30
End of period	$16.46	$12.05	$10.48	$9.74	$9.67	$8.24	$11.07	$10.61
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$6.06	$5.62	$5.81	$5.35	$3.37	$6.13	$5.52	$5.21
End of period	$7.42	$6.06	$5.62	$5.81	$5.35	$3.37	$6.13	$5.52
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$12.43	$10.63	$11.94	$10.67	$7.89	$13.76	$13.35	$11.77
End of period	$15.22	$12.43	$10.63	$11.94	$10.67	$7.89	$13.76	$13.35
Accumulation units outstanding at the end of period	-	-	-	-	-	228	-	-

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$14.54	$12.84	$12.65	$11.28	$7.95	$11.84	$12.35	$11.52
End of period	$15.26	$14.54	$12.84	$12.65	$11.28	$7.95	$11.84	$12.35
Accumulation units outstanding at the end of period	-	-	-	-	-	246	-	-

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$12.94	$11.57	$12.31	$10.93	$8.80	$14.04	$13.32	$12.03
End of period	$15.38	$12.94	$11.57	$12.31	$10.93	$8.80	$14.04	$13.32
Accumulation units outstanding at the end of period	-	-	-	-	-	3,112	-	-

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$11.90	$11.06	$11.31	$10.47	$9.10	$11.92	$11.41	$10.65
End of period	$12.74	$11.90	$11.06	$11.31	$10.47	$9.10	$11.92	$11.41
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$13.02	$11.80	$12.33	$11.23	$9.38	$13.34	$12.66	$11.63
End of period	$14.63	$13.02	$11.80	$12.33	$11.23	$9.38	$13.34	$12.66
Accumulation units outstanding at the end of period	-	-	-	-	-	478	-	-

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$39.78	$36.12	$37.79	$30.47	$21.40	$37.17	$32.70	$31.57
End of period	$52.67	$39.78	$36.12	$37.79	$30.47	$21.40	$37.17	$32.70
Accumulation units outstanding at the end of period	-	-	-	-	-	91	-	-

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.39	$9.68	$9.98	$10.29	$10.60	$10.69	$10.53	$10.39
End of period	$9.11	$9.39	$9.68	$9.98	$10.29	$10.60	$10.69	$10.53
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

APPENDIX A

JNLNY Separate Account I

Financial Statements

December 31, 2013

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2013

	CG - Conservative Fund	CG - Equity 100 Fund	CG - Equity Income Fund	CG - Fixed Income 100 Fund	CG - Growth Fund	CG - Institutional Alt 100 Conservative Fund	CG - Institutional Alt 100 Growth Fund	CG - Institutional Alt 100 Moderate Fund	CG - Institutional Alt 65 Fund	CG - Interest Rate Opportunities Fund
Assets
Investments, at fair value (a)	$2,981,171	$2,258,699	$3,575,324	$1,250,729	$3,163,085	$660,184	$1,440,999	$15,146,945	$5,097,678	$2,397,128
Receivables:
Investments in Fund shares sold	92	65	104	38	89	19	41	448	160	72
Investment Division units sold	-	22,893	-	-	-	-	12,646	1,000	3,876	-
Total assets	2,981,263	2,281,657	3,575,428	1,250,767	3,163,174	660,203	1,453,686	15,148,393	5,101,714	2,397,200

Liabilities
Payables:
Investments in Fund shares purchased	-	22,893	-	-	-	-	12,646	1,000	3,876	-
Investment Division units redeemed	-	-	-	-	-	-	-	-	11	-
Insurance fees due to Jackson
of New York	92	65	104	38	89	19	41	448	149	72
Total liabilities	92	22,958	104	38	89	19	12,687	1,448	4,036	72
Net assets (Note 7)	$2,981,171	$2,258,699	$3,575,324	$1,250,729	$3,163,085	$660,184	$1,440,999	$15,146,945	$5,097,678	$2,397,128

(a) Investments in Funds, shares outstanding	280,185	172,288	293,059	127,756	289,130	66,018	141,552	1,428,957	451,122	243,611
Investments in Funds, at cost	$2,963,601	$1,986,367	$3,202,584	$1,272,944	$2,954,466	$653,106	$1,408,627	$14,695,734	$4,738,224	$2,365,956

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2013

	CG - International Opportunities Conservative Fund	CG - International Opportunities Growth Fund	CG - International Opportunities Moderate Fund	CG - Maximum Growth Fund	CG - Moderate Fund	CG - Moderate Growth Fund	CG - Multi-Strategy Income Fund	CG - Real Assets Fund	CG - Tactical Maximum Growth Fund	CG - Tactical Moderate Growth Fund
Assets
Investments, at fair value (a)	$92,131	$182,224	$431,225	$4,286,608	$9,543,455	$13,171,553	$1,125,441	$284,025	$4,984,828	$8,301,846
Receivables:
Investments in Fund shares sold	3	5	13	120	286	385	34	8	168	259
Investment Division units sold	-	-	-	-	-	-	21,541	-	-	-
Total assets	92,134	182,229	431,238	4,286,728	9,543,741	13,171,938	1,147,016	284,033	4,984,996	8,302,105

Liabilities
Payables:
Investments in Fund shares purchased	-	-	-	-	-	-	21,541	-	-	-
Investment Division units redeemed	-	-	-	-	8	-	-	-	30	7
Insurance fees due to Jackson
of New York	3	5	13	120	278	385	34	8	138	252
Total liabilities	3	5	13	120	286	385	21,575	8	168	259
Net assets (Note 7)	$92,131	$182,224	$431,225	$4,286,608	$9,543,455	$13,171,553	$1,125,441	$284,025	$4,984,828	$8,301,846

(a) Investments in Funds, shares outstanding	9,392	17,883	43,079	348,505	810,829	1,121,938	115,667	28,689	421,372	716,912
Investments in Funds, at cost	$91,730	$180,895	$421,996	$3,805,388	$8,998,801	$12,187,771	$1,115,331	$280,635	$4,520,326	$7,531,598

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2013

	Curian Dynamic Risk Advantage - Diversified Fund	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund	Curian Focused International Equity Fund	Curian Focused U.S. Equity Fund	Curian Long Short Credit Fund	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian/Aberdeen Latin America Fund
Assets
Investments, at fair value (a)	$8,623,579	$2,029,591	$7,950,473	$22,966	$135,133	$257,477	$4,757,506	$7,820,194	$4,407,443	$55,925
Receivables:
Investments in Fund shares sold	257	58	242	1	5	7	152	213	128	2
Investment Division units sold	104,000	-	-	-	-	-	-	750	-	-
Total assets	8,727,836	2,029,649	7,950,715	22,967	135,138	257,484	4,757,658	7,821,157	4,407,571	55,927

Liabilities
Payables:
Investments in Fund shares purchased	104,000	-	-	-	-	-	-	750	-	-
Investment Division units redeemed	6	-	14	-	1	-	8	-	-	-
Insurance fees due to Jackson
of New York	251	58	228	1	4	7	144	213	128	2
Total liabilities	104,257	58	242	1	5	7	152	963	128	2
Net assets (Note 7)	$8,623,579	$2,029,591	$7,950,473	$22,966	$135,133	$257,477	$4,757,506	$7,820,194	$4,407,443	$55,925

(a) Investments in Funds, shares outstanding	845,449	216,374	766,680	2,183	12,318	25,317	432,108	660,489	355,153	6,754
Investments in Funds, at cost	$8,618,937	$2,073,244	$7,942,211	$22,092	$125,684	$249,654	$4,563,164	$7,160,609	$4,066,614	$57,058

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2013

	Curian/American Funds Global Growth Fund	Curian/American Funds Growth Fund	Curian/AQR Risk Parity Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund	Curian/Baring International Fixed Income Fund	Curian/BlackRock Global Long Short Credit Fund	Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine Total Return Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	Curian/Epoch Global Shareholder Yield Fund
Assets
Investments, at fair value (a)	$290,074	$3,384,075	$69,770	$160,319	$145,312	$775,217	$1,028,702	$463,486	$267,959	$1,954,244
Receivables:
Investments in Fund shares sold	9	97	2	5	4	22	28	12	8	54
Investment Division units sold	-	100	-	-	-	8,078	46,645	60,111	-	100,000
Total assets	290,083	3,384,272	69,772	160,324	145,316	783,317	1,075,375	523,609	267,967	2,054,298

Liabilities
Payables:
Investments in Fund shares purchased	-	100	-	-	-	8,078	46,645	60,111	-	100,000
Investment Division units redeemed	-	-	-	-	-	-	-	-	-	-
Insurance fees due to Jackson
of New York	9	97	2	5	4	22	28	12	8	54
Total liabilities	9	197	2	5	4	8,100	46,673	60,123	8	100,054
Net assets (Note 7)	$290,074	$3,384,075	$69,770	$160,319	$145,312	$775,217	$1,028,702	$463,486	$267,959	$1,954,244

(a) Investments in Funds, shares outstanding	26,370	245,045	6,935	15,415	15,184	76,754	71,487	46,349	28,147	172,029
Investments in Funds, at cost	$276,661	$2,956,918	$70,169	$151,550	$147,233	$763,575	$901,188	$466,529	$269,810	$2,017,243

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2013

	Curian/FAMCO Flex Core Covered Call Fund	Curian/Franklin Templeton Frontier Markets Fund	Curian/Franklin Templeton Natural Resources Fund	Curian/Lazard International Strategic Equity Fund	Curian/Neuberger Berman Currency Fund	Curian/Nicholas Convertible Arbitrage Fund	Curian/PIMCO Credit Income Fund	Curian/PineBridge Merger Arbitrage Fund	Curian/Schroder Emerging Europe Fund	Curian/T. Rowe Price Capital Appreciation Fund
Assets
Investments, at fair value (a)	$4,696,672	$393,597	$1,284,265	$277,933	$621,509	$3,463,211	$1,123,679	$4,388,828	$58,694	$530,080
Receivables:
Investments in Fund shares sold	139	10	44	9	31	470	33	140	2	16
Investment Division units sold	97,633	35,725	-	-	-	50	-	8,128	-	7,752
Total assets	4,794,444	429,332	1,284,309	277,942	621,540	3,463,731	1,123,712	4,397,096	58,696	537,848

Liabilities
Payables:
Investments in Fund shares purchased	97,633	35,725	-	-	-	50	-	8,128	-	7,752
Investment Division units redeemed	5	-	7	-	13	370	-	12	-	-
Insurance fees due to Jackson
of New York	134	10	37	9	18	100	33	128	2	16
Total liabilities	97,772	35,735	44	9	31	520	33	8,268	2	7,768
Net assets (Note 7)	$4,696,672	$393,597	$1,284,265	$277,933	$621,509	$3,463,211	$1,123,679	$4,388,828	$58,694	$530,080

(a) Investments in Funds, shares outstanding	413,804	31,844	134,760	23,960	63,419	328,266	110,490	435,832	5,698	50,436
Investments in Funds, at cost	$4,474,976	$366,014	$1,214,489	$259,909	$632,922	$3,436,539	$1,150,574	$4,393,356	$59,069	$517,272

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2013

	Curian/The Boston Company Equity Income Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund	Curian/Urdang International REIT Fund	Curian/Van Eck International Gold Fund	JNL Disciplined Growth Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Institutional Alt 20 Fund	JNL Institutional Alt 35 Fund
Assets
Investments, at fair value (a)	$2,481,389	$1,673,067	$469,437	$96,059	$672,280	$32,238,285	$69,637,375	$78,307,028	$74,334,714	$93,592,456
Receivables:
Investments in Fund shares sold	68	49	383	3	24	2,074	5,263	5,385	42,930	7,096
Investment Division units sold	132,311	66,000	-	-	797	10,000	-	500	53,146	9,618
Total assets	2,613,768	1,739,116	469,820	96,062	673,101	32,250,359	69,642,638	78,312,913	74,430,790	93,609,170

Liabilities
Payables:
Investments in Fund shares purchased	132,311	66,000	-	-	797	10,000	-	500	53,146	9,618
Investment Division units redeemed	-	2	369	-	5	710	2,295	2,054	39,816	3,009
Insurance fees due to Jackson
of New York	68	47	14	3	19	1,364	2,968	3,331	3,114	4,087
Total liabilities	132,379	66,049	383	3	821	12,074	5,263	5,885	96,076	16,714
Net assets (Note 7)	$2,481,389	$1,673,067	$469,437	$96,059	$672,280	$32,238,285	$69,637,375	$78,307,028	$74,334,714	$93,592,456

(a) Investments in Funds, shares outstanding	185,455	165,979	47,132	10,464	143,343	2,963,078	5,764,683	6,733,192	4,563,211	5,634,705
Investments in Funds, at cost	$2,324,095	$1,663,600	$471,087	$96,539	$948,777	$27,142,968	$59,468,486	$65,328,489	$66,314,880	$86,063,414

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2013

	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Growth-Income Fund	JNL/American Funds International Fund	JNL/American Funds New World Fund
Assets
Investments, at fair value (a)	$114,336,794	$18,920,611	$22,787,689	$69,306,102	$21,682,808	$20,366,879	$15,515,804	$82,479,818	$29,625,793	$29,109,610
Receivables:
Investments in Fund shares sold	12,214	4,644	14,835	48,635	20,025	1,668	805	28,601	12,085	5,011
Investment Division units sold	112,803	-	341,644	99,513	13,527	73,308	86,278	111,428	80,851	82,011
Total assets	114,461,811	18,925,255	23,144,168	69,454,250	21,716,360	20,441,855	15,602,887	82,619,847	29,718,729	29,196,632

Liabilities
Payables:
Investments in Fund shares purchased	112,803	-	341,644	99,513	13,527	73,308	86,278	111,428	80,851	82,011
Investment Division units redeemed	7,315	3,830	13,862	45,657	19,077	800	142	25,236	10,806	3,740
Insurance fees due to Jackson
of New York	4,899	814	973	2,978	948	868	663	3,365	1,279	1,271
Total liabilities	125,017	4,644	356,479	148,148	33,552	74,976	87,083	140,029	92,936	87,022
Net assets (Note 7)	$114,336,794	$18,920,611	$22,787,689	$69,306,102	$21,682,808	$20,366,879	$15,515,804	$82,479,818	$29,625,793	$29,109,610

(a) Investments in Funds, shares outstanding	6,809,815	1,167,218	1,908,517	4,626,576	2,057,192	1,542,945	1,235,335	5,297,355	2,303,716	2,353,243
Investments in Funds, at cost	$104,772,646	$18,187,323	$20,928,704	$53,673,733	$22,436,584	$16,461,216	$13,865,530	$62,290,804	$24,983,051	$25,673,445

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2013

	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Brookfield Global Infrastructure Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund
Assets
Investments, at fair value (a)	$5,105,813	$50,905,577	$112,382,090	$32,978,572	$28,525,855	$23,593,233	$14,612,608	$20,879,897	$71,984,277	$10,588,827
Receivables:
Investments in Fund shares sold	161	53,855	33,188	10,104	12,917	4,225	2,389	2,021	12,308	11,700
Investment Division units sold	-	46,118	106,663	18,980	182,684	1,969	263	43,566	27,668	23,241
Total assets	5,105,974	51,005,550	112,521,941	33,007,656	28,721,456	23,599,427	14,615,260	20,925,484	72,024,253	10,623,768

Liabilities
Payables:
Investments in Fund shares purchased	-	46,118	106,663	18,980	182,684	1,969	263	43,566	27,668	23,241
Investment Division units redeemed	14	51,686	28,516	8,683	11,816	3,194	1,769	1,140	9,152	11,246
Insurance fees due to Jackson
of New York	147	2,169	4,672	1,421	1,101	1,031	620	881	3,156	454
Total liabilities	161	99,973	139,851	29,084	195,601	6,194	2,652	45,587	39,976	34,941
Net assets (Note 7)	$5,105,813	$50,905,577	$112,382,090	$32,978,572	$28,525,855	$23,593,233	$14,612,608	$20,879,897	$71,984,277	$10,588,827

(a) Investments in Funds, shares outstanding	495,710	4,561,432	9,099,764	1,189,703	1,928,726	2,087,897	472,136	1,981,015	2,474,537	1,400,638
Investments in Funds, at cost	$4,993,665	$46,869,779	$99,263,158	$25,577,348	$25,986,137	$20,035,206	$11,038,476	$17,526,631	$57,079,014	$10,891,036

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2013

	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
Assets
Investments, at fair value (a)	$25,156,198	$90,995,634	$26,199,588	$28,987,682	$115,313,082	$20,155,207	$40,021,738	$36,575,230	$44,744,416	$15,019,823
Receivables:
Investments in Fund shares sold	59,481	8,078	23,626	2,743	45,884	23,637	6,673	8,506	76,125	1,270
Investment Division units sold	14,044	132	28,540	90,110	297,008	7,297	96,944	217	5,290	4,631
Total assets	25,229,723	91,003,844	26,251,754	29,080,535	115,655,974	20,186,141	40,125,355	36,583,953	44,825,831	15,025,724

Liabilities
Payables:
Investments in Fund shares purchased	14,044	132	28,540	90,110	297,008	7,297	96,944	217	5,290	4,631
Investment Division units redeemed	58,377	4,132	22,508	1,563	41,049	22,765	4,992	6,941	74,190	651
Insurance fees due to Jackson
of New York	1,104	3,946	1,118	1,180	4,835	872	1,681	1,565	1,935	619
Total liabilities	73,525	8,210	52,166	92,853	342,892	30,934	103,617	8,723	81,415	5,901
Net assets (Note 7)	$25,156,198	$90,995,634	$26,199,588	$28,987,682	$115,313,082	$20,155,207	$40,021,738	$36,575,230	$44,744,416	$15,019,823

(a) Investments in Funds, shares outstanding	3,523,277	7,678,956	2,245,038	2,417,655	9,830,612	1,802,791	3,414,824	2,202,001	3,911,225	1,310,630
Investments in Funds, at cost	$25,507,099	$70,603,352	$20,729,707	$28,529,122	$103,668,457	$15,164,614	$30,387,972	$26,553,915	$48,054,164	$17,180,289

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2013

	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund
Assets
Investments, at fair value (a)	$42,938,983	$11,685,500	$44,391,369	$33,599,616	$33,216,292	$23,525,533	$31,744,953	$122,561,324	$31,060,459	$30,655,565
Receivables:
Investments in Fund shares sold	8,827	1,731	29,925	4,084	8,564	15,144	3,215	61,419	11,751	7,109
Investment Division units sold	35,177	2,901	81,853	41,003	-	335	281,110	221,026	140,619	250,030
Total assets	42,982,987	11,690,132	44,503,147	33,644,703	33,224,856	23,541,012	32,029,278	122,843,769	31,212,829	30,912,704

Liabilities
Payables:
Investments in Fund shares purchased	35,177	2,901	81,853	41,003	-	335	281,110	221,026	140,619	250,030
Investment Division units redeemed	6,978	1,230	28,042	2,666	7,155	14,106	1,879	56,171	10,414	5,860
Insurance fees due to Jackson
of New York	1,849	501	1,883	1,418	1,409	1,038	1,336	5,248	1,337	1,249
Total liabilities	44,004	4,632	111,778	45,087	8,564	15,479	284,325	282,445	152,370	257,139
Net assets (Note 7)	$42,938,983	$11,685,500	$44,391,369	$33,599,616	$33,216,292	$23,525,533	$31,744,953	$122,561,324	$31,060,459	$30,655,565

(a) Investments in Funds, shares outstanding	3,563,401	1,017,901	4,515,907	2,618,832	1,990,191	1,542,658	1,620,467	8,111,272	3,715,366	986,979
Investments in Funds, at cost	$39,940,441	$8,897,311	$43,031,474	$28,029,027	$26,530,215	$18,389,383	$24,661,212	$97,093,406	$28,852,897	$21,491,567

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2013

	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund	JNL/MC 10 x 10 Fund	JNL/MC 25 Fund	JNL/MC Bond Index Fund	JNL/MC Communications Sector Fund	JNL/MC Consumer Brands Sector Fund	JNL/MC Dow Dividend Fund
Assets
Investments, at fair value (a)	$34,446,248	$38,740,689	$3,809,842	$-	$41,074,281	$48,339,958	$32,591,913	$9,606,125	$27,062,547	$-
Receivables:
Investments in Fund shares sold	1,338,560	9,878	1,022	-	4,211	9,591	4,220	5,099	2,760	-
Investment Division units sold	1,447	12,392	20,508	-	-	3,021	18,160	12,247	250,625	-
Total assets	35,786,255	38,762,959	3,831,372	-	41,078,492	48,352,570	32,614,293	9,623,471	27,315,932	-

Liabilities
Payables:
Investments in Fund shares purchased	1,447	12,392	20,508	-	-	3,021	18,160	12,247	250,625	-
Investment Division units redeemed	1,337,021	8,247	857	-	2,477	7,459	2,814	4,675	1,620	-
Insurance fees due to Jackson
of New York	1,539	1,631	165	-	1,734	2,132	1,406	424	1,140	-
Total liabilities	1,340,007	22,270	21,530	-	4,211	12,612	22,380	17,346	253,385	-
Net assets (Note 7)	$34,446,248	$38,740,689	$3,809,842	$-	$41,074,281	$48,339,958	$32,591,913	$9,606,125	$27,062,547	$-

(a) Investments in Funds, shares outstanding	2,627,479	3,531,512	281,793	-	3,710,414	2,466,324	2,804,812	2,111,236	1,568,843	-
Investments in Funds, at cost	$36,002,677	$38,197,487	$3,835,518	$-	$30,822,330	$37,689,197	$33,447,904	$8,415,394	$21,235,900	$-

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2013

	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund	JNL/MC Emerging Markets Index Fund	JNL/MC European 30 Fund	JNL/MC Financial Sector Fund	JNL/MC Global Alpha Fund	JNL/MC Healthcare Sector Fund	JNL/MC Index 5 Fund	JNL/MC International Index Fund	JNL/MC JNL 5 Fund	JNL/MC JNL Optimized 5 Fund
Assets
Investments, at fair value (a)	$2,305,070	$16,398,947	$5,019,850	$33,961,964	$3,192,762	$64,183,355	$65,058,769	$49,445,889	$262,163,588	$36,911,223
Receivables:
Investments in Fund shares sold	170	1,352	10,366	16,919	176	21,844	4,970	42,810	174,611	8,683
Investment Division units sold	16,415	48,714	78,182	195,763	-	310,450	306	47,720	6,075	198
Total assets	2,321,655	16,449,013	5,108,398	34,174,646	3,192,938	64,515,649	65,064,045	49,536,419	262,344,274	36,920,104

Liabilities
Payables:
Investments in Fund shares purchased	16,415	48,714	78,182	195,763	-	310,450	306	47,720	6,075	198
Investment Division units redeemed	68	669	10,157	15,445	60	19,121	2,064	40,680	162,964	7,019
Insurance fees due to Jackson
of New York	102	683	209	1,474	116	2,723	2,906	2,130	11,647	1,664
Total liabilities	16,585	50,066	88,548	212,682	176	332,294	5,276	90,530	180,686	8,881
Net assets (Note 7)	$2,305,070	$16,398,947	$5,019,850	$33,961,964	$3,192,762	$64,183,355	$65,058,769	$49,445,889	$262,163,588	$36,911,223

(a) Investments in Funds, shares outstanding	162,787	1,614,070	381,448	3,323,088	317,372	3,158,630	5,332,686	3,407,711	21,648,521	3,289,770
Investments in Funds, at cost	$2,021,401	$16,380,642	$4,561,986	$26,546,923	$3,280,602	$49,873,466	$49,482,789	$43,552,804	$219,856,694	$29,092,534

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2013

	JNL/MC Nasdaq 25 Fund	JNL/MC NYSE International 25 Fund	JNL/MC Oil & Gas Sector Fund	JNL/MC Pacific Rim 30 Fund	JNL/MC S&P 24 Fund	JNL/MC S&P 400 MidCap Index Fund	JNL/MC S&P 500 Index Fund	JNL/MC S&P SMid 60 Fund	JNL/MC Select Small-Cap Fund	JNL/MC Small Cap Index Fund
Assets
Investments, at fair value (a)	$19,931,655	$6,690,497	$62,862,752	$6,356,066	$3,874,397	$75,340,340	$205,436,440	$13,174,064	$-	$72,482,105
Receivables:
Investments in Fund shares sold	7,665	9,348	19,245	492	225	39,097	92,344	1,338	-	41,857
Investment Division units sold	50,400	2,721	152,899	10,235	-	111,261	294,132	27,233	-	53,124
Total assets	19,989,720	6,702,566	63,034,896	6,366,793	3,874,622	75,490,698	205,822,916	13,202,635	-	72,577,086

Liabilities
Payables:
Investments in Fund shares purchased	50,400	2,721	152,899	10,235	-	111,261	294,132	27,233	-	53,124
Investment Division units redeemed	6,804	9,039	16,524	224	63	35,853	83,566	770	-	38,697
Insurance fees due to Jackson
of New York	861	309	2,721	268	162	3,244	8,778	568	-	3,160
Total liabilities	58,065	12,069	172,144	10,727	225	150,358	386,476	28,571	-	94,981
Net assets (Note 7)	$19,931,655	$6,690,497	$62,862,752	$6,356,066	$3,874,397	$75,340,340	$205,436,440	$13,174,064	$-	$72,482,105

(a) Investments in Funds, shares outstanding	1,049,034	961,278	1,820,526	457,271	261,254	4,059,286	13,409,689	947,774	-	4,301,609
Investments in Funds, at cost	$15,103,981	$6,417,361	$52,474,387	$6,112,845	$3,006,478	$61,524,544	$162,426,317	$10,670,048	$-	$59,585,530

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2013

	JNL/MC Technology Sector Fund	JNL/MC Utilities Sector Fund	JNL/MC Value Line 30 Fund	JNL/MC VIP Fund	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund
Assets
Investments, at fair value (a)	$46,277,000	$270,870	$29,080,163	$-	$3,787,454	$10,544,021	$47,210,448	$80,705,268	$241,408,325	$55,347,433
Receivables:
Investments in Fund shares sold	10,865	8	29,479	-	238	700	5,891	130,929	384,490	22,513
Investment Division units sold	36,907	-	30	-	3,238	20,480	9,372	3,214	203,075	251,097
Total assets	46,324,772	270,878	29,109,672	-	3,790,930	10,565,201	47,225,711	80,839,411	241,995,890	55,621,043

Liabilities
Payables:
Investments in Fund shares purchased	36,907	-	30	-	3,238	20,480	9,372	3,214	203,075	251,097
Investment Division units redeemed	8,825	-	28,197	-	77	251	3,861	127,488	374,178	20,320
Insurance fees due to Jackson
of New York	2,040	8	1,282	-	161	449	2,030	3,441	10,312	2,193
Total liabilities	47,772	8	29,509	-	3,476	21,180	15,263	134,143	587,565	273,610
Net assets (Note 7)	$46,277,000	$270,870	$29,080,163	$-	$3,787,454	$10,544,021	$47,210,448	$80,705,268	$241,408,325	$55,347,433

(a) Investments in Funds, shares outstanding	5,074,232	28,847	1,990,429	-	288,458	1,004,192	3,310,691	7,912,281	19,144,197	5,077,746
Investments in Funds, at cost	$39,331,441	$274,468	$25,819,601	$-	$3,189,498	$10,473,285	$36,863,366	$97,938,115	$246,135,110	$54,697,188

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2013

	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P 4 Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Managed Aggressive Growth Fund
Assets
Investments, at fair value (a)	$89,002,921	$10,912,731	$8,595,503	$7,681,663	$22,470,891	$167,199,646	$32,333,403	$129,777,040	$36,297,578	$121,397,872
Receivables:
Investments in Fund shares sold	97,947	5,353	2,471	1,271	4,092	48,055	2,534	72,268	2,472	16,379
Investment Division units sold	81,474	16,535	40,000	-	39,663	136,454	12,083	245,211	67,060	54,435
Total assets	89,182,342	10,934,619	8,637,974	7,682,934	22,514,646	167,384,155	32,348,020	130,094,519	36,367,110	121,468,686

Liabilities
Payables:
Investments in Fund shares purchased	81,474	16,535	40,000	-	39,663	136,454	12,083	245,211	67,060	54,435
Investment Division units redeemed	94,160	4,903	2,122	947	3,233	41,149	1,143	66,646	921	11,008
Insurance fees due to Jackson
of New York	3,787	450	349	324	859	6,906	1,391	5,622	1,551	5,371
Total liabilities	179,421	21,888	42,471	1,271	43,755	184,509	14,617	317,479	69,532	70,814
Net assets (Note 7)	$89,002,921	$10,912,731	$8,595,503	$7,681,663	$22,470,891	$167,199,646	$32,333,403	$129,777,040	$36,297,578	$121,397,872

(a) Investments in Funds, shares outstanding	12,395,950	730,926	687,091	427,472	1,846,417	9,976,113	1,922,319	9,113,556	2,328,260	7,366,376
Investments in Funds, at cost	$88,260,873	$8,803,559	$7,300,244	$5,772,122	$18,986,027	$129,525,533	$27,868,885	$115,623,808	$30,104,882	$98,118,227

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2013

	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Total Yield Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund
Assets
Investments, at fair value (a)	$143,688,716	$298,546,716	$264,135,441	$403,506,136	$17,480,212	$149,249,580	$131,138,063	$44,958,990	$74,023,224	$145,061,371
Receivables:
Investments in Fund shares sold	33,109	123,665	89,551	38,444	2,461	158,406	64,940	3,886	39,382	11,310
Investment Division units sold	4,657	58,275	51,831	5,365	175,978	207,118	189,846	44,896	84,065	331,208
Total assets	143,726,482	298,728,656	264,276,823	403,549,945	17,658,651	149,615,104	131,392,849	45,007,772	74,146,671	145,403,889

Liabilities
Payables:
Investments in Fund shares purchased	4,657	58,275	51,831	5,365	175,978	207,118	189,846	44,896	84,065	331,208
Investment Division units redeemed	26,863	110,954	78,210	21,250	1,709	152,017	59,318	1,998	36,195	5,332
Insurance fees due to Jackson
of New York	6,246	12,711	11,341	17,194	752	6,389	5,622	1,888	3,187	5,978
Total liabilities	37,766	181,940	141,382	43,809	178,439	365,524	254,786	48,782	123,447	342,518
Net assets (Note 7)	$143,688,716	$298,546,716	$264,135,441	$403,506,136	$17,480,212	$149,249,580	$131,138,063	$44,958,990	$74,023,224	$145,061,371

(a) Investments in Funds, shares outstanding	12,024,160	20,833,686	20,333,752	28,678,474	1,166,903	4,477,935	3,499,815	4,523,037	4,589,165	6,884,735
Investments in Funds, at cost	$134,895,873	$239,427,421	$234,611,423	$341,678,826	$14,417,503	$107,375,658	$104,756,176	$45,436,245	$57,588,794	$121,330,286

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2013

	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Assets
Investments, at fair value (a)	$58,662,262	$40,693,268
Receivables:
Investments in Fund shares sold	1,303,982	4,123
Investment Division units sold	125,110	104,418
Total assets	60,091,354	40,801,809

Liabilities
Payables:
Investments in Fund shares purchased	125,110	104,418
Investment Division units redeemed	1,301,536	2,364
Insurance fees due to Jackson
of New York	2,446	1,759
Total liabilities	1,429,092	108,541
Net assets (Note 7)	$58,662,262	$40,693,268

(a) Investments in Funds, shares outstanding	58,662,262	1,768,504
Investments in Funds, at cost	$58,662,262	$32,904,175

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2013

	CG - Conservative Fund	CG - Equity 100 Fund	CG - Equity Income Fund	CG - Fixed Income 100 Fund	CG - Growth Fund(a)	CG - Institutional Alt 100 Conservative Fund(a)	CG - Institutional Alt 100 Growth Fund(a)	CG - Institutional Alt 100 Moderate Fund	CG - Institutional Alt 65 Fund	CG - Interest Rate Opportunities Fund(a)
Investment income
Dividends	$14,899	$1,249	$12,448	$4,870	$-	$-	$-	$3,287	$6,658	$-

Expenses
Asset-based charges (Note 3)	19,059	15,133	26,317	11,801	11,274	3,106	4,906	129,979	43,259	8,958
Total expenses	19,059	15,133	26,317	11,801	11,274	3,106	4,906	129,979	43,259	8,958
Net investment income (loss)	(4,160)	(13,884)	(13,869)	(6,931)	(11,274)	(3,106)	(4,906)	(126,692)	(36,601)	(8,958)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,423	557	1,738	257	-	-	-	33,679	10,218	-
Investments	2,962	67,484	14,494	(11,709)	942	572	3,228	49,028	32,070	151
Net change in unrealized appreciation
(depreciation) on investments	(2,670)	267,450	334,340	(22,702)	208,619	7,078	32,372	285,840	271,036	31,172
Net realized and unrealized gain (loss)	1,715	335,491	350,572	(34,154)	209,561	7,650	35,600	368,547	313,324	31,323

Net increase (decrease) in net assets
from operations	$(2,445)	$321,607	$336,703	$(41,085)	$198,287	$4,544	$30,694	$241,855	$276,723	$22,365

(a) Commencement of operations April 29, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2013

	CG - International Opportunities Conservative Fund(a)	CG - International Opportunities Growth Fund(a)	CG - International Opportunities Moderate Fund(a)	CG - Maximum Growth Fund	CG - Moderate Fund	CG - Moderate Growth Fund	CG - Multi-Strategy Income Fund(a)	CG - Real Assets Fund(a)	CG - Tactical Maximum Growth Fund	CG - Tactical Moderate Growth Fund
Investment income
Dividends	$-	$-	$-	$5,080	$26,696	$14,577	$-	$-	$-	$22,827

Expenses
Asset-based charges (Note 3)	128	325	1,158	27,396	59,186	88,990	4,471	714	27,788	74,374
Total expenses	128	325	1,158	27,396	59,186	88,990	4,471	714	27,788	74,374
Net investment income (loss)	(128)	(325)	(1,158)	(22,316)	(32,490)	(74,413)	(4,471)	(714)	(27,788)	(51,547)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	4,842	1,691	12,633	-	-	2,160	21,800
Investments	-	(161)	279	30,562	51,877	78,204	1,421	12	22,494	74,816
Net change in unrealized appreciation
(depreciation) on investments	401	1,329	9,229	448,846	500,894	818,099	10,110	3,390	421,600	642,754
Net realized and unrealized gain (loss)	401	1,168	9,508	484,250	554,462	908,936	11,531	3,402	446,254	739,370

Net increase (decrease) in net assets
from operations	$273	$843	$8,350	$461,934	$521,972	$834,523	$7,060	$2,688	$418,466	$687,823

(a) Commencement of operations April 29, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2013

	Curian Dynamic Risk Advantage - Diversified Fund	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund	Curian Focused International Equity Fund(b)	Curian Focused U.S. Equity Fund(b)	Curian Long Short Credit Fund(a)	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian/Aberdeen Latin America Fund(a)
Investment income
Dividends	$-	$-	$-	$-	$-	$-	$-	$-	$-	$326

Expenses
Asset-based charges (Note 3)	63,349	14,577	69,779	26	309	812	36,889	45,527	25,142	143
Total expenses	63,349	14,577	69,779	26	309	812	36,889	45,527	25,142	143
Net investment income (loss)	(63,349)	(14,577)	(69,779)	(26)	(309)	(812)	(36,889)	(45,527)	(25,142)	183

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	8,033	68,377	4,720	-	-	-	5,233	4,822	5,500	-
Investments	5,049	(9,817)	3,468	1	16	147	14,869	22,899	82,120	(375)
Net change in unrealized appreciation
(depreciation) on investments	12,371	(27,979)	(19,975)	874	9,449	7,823	184,946	626,699	312,467	(1,133)
Net realized and unrealized gain (loss)	25,453	30,581	(11,787)	875	9,465	7,970	205,048	654,420	400,087	(1,508)

Net increase (decrease) in net assets
from operations	$(37,896)	$16,004	$(81,566)	$849	$9,156	$7,158	$168,159	$608,893	$374,945	$(1,325)

(a) Commencement of operations April 29, 2013.
(b) Commencement of operations September 16, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2013

	Curian/American Funds Global Growth Fund(b)	Curian/American Funds Growth Fund	Curian/AQR Risk Parity Fund(b)	Curian/Ashmore Emerging Market Small Cap Equity Fund(a)	Curian/Baring International Fixed Income Fund(a)	Curian/BlackRock Global Long Short Credit Fund(a)	Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine Total Return Fund(b)	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund(a)	Curian/Epoch Global Shareholder Yield Fund
Investment income
Dividends	$-	$3,062	$-	$28	$756	$-	$3,863	$-	$-	$53,078

Expenses
Asset-based charges (Note 3)	367	17,613	53	465	284	2,497	3,902	444	1,226	10,420
Total expenses	367	17,613	53	465	284	2,497	3,902	444	1,226	10,420
Net investment income (loss)	(367)	(14,551)	(53)	(437)	472	(2,497)	(39)	(444)	(1,226)	42,658

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	8	-	-	-	-	3,585	-	-	185,221
Investments	15	22,188	-	47	(1)	482	6,305	(13)	(1,743)	11,411
Net change in unrealized appreciation
(depreciation) on investments	13,413	411,812	(399)	8,769	(1,921)	11,642	126,639	(3,043)	(1,851)	(62,935)
Net realized and unrealized gain (loss)	13,428	434,008	(399)	8,816	(1,922)	12,124	136,529	(3,056)	(3,594)	133,697

Net increase (decrease) in net assets
from operations	$13,061	$419,457	$(452)	$8,379	$(1,450)	$9,627	$136,490	$(3,500)	$(4,820)	$176,355

(a) Commencement of operations April 29, 2013.
(b) Commencement of operations September 16, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2013

	Curian/FAMCO Flex Core Covered Call Fund	Curian/Franklin Templeton Frontier Markets Fund	Curian/Franklin Templeton Natural Resources Fund	Curian/Lazard International Strategic Equity Fund(a)	Curian/Neuberger Berman Currency Fund	Curian/Nicholas Convertible Arbitrage Fund	Curian/PIMCO Credit Income Fund	Curian/PineBridge Merger Arbitrage Fund	Curian/Schroder Emerging Europe Fund(a)	Curian/T. Rowe Price Capital Appreciation Fund(b)
Investment income
Dividends	$55,636	$-	$-	$-	$6,410	$192	$20,312	$-	$253	$1,392

Expenses
Asset-based charges (Note 3)	27,968	1,829	9,958	669	4,936	25,146	11,255	37,709	47	766
Total expenses	27,968	1,829	9,958	669	4,936	25,146	11,255	37,709	47	766
Net investment income (loss)	27,668	(1,829)	(9,958)	(669)	1,474	(24,954)	9,057	(37,709)	206	626

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	2,323	-	3,781	-	-	16,364	352	13,915	-	198
Investments	17,610	479	5,663	288	(271)	12,623	(9,160)	4,223	(1)	14
Net change in unrealized appreciation
(depreciation) on investments	228,754	27,575	67,409	18,024	(11,754)	16,924	(34,106)	(16,142)	(375)	12,808
Net realized and unrealized gain (loss)	248,687	28,054	76,853	18,312	(12,025)	45,911	(42,914)	1,996	(376)	13,020

Net increase (decrease) in net assets
from operations	$276,355	$26,225	$66,895	$17,643	$(10,551)	$20,957	$(33,857)	$(35,713)	$(170)	$13,646

(a) Commencement of operations April 29, 2013.
(b) Commencement of operations September 16, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2013

	Curian/The Boston Company Equity Income Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund(a)	Curian/Urdang International REIT Fund(a)	Curian/Van Eck International Gold Fund	JNL Disciplined Growth Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Institutional Alt 20 Fund	JNL Institutional Alt 35 Fund
Investment income
Dividends	$21,660	$-	$-	$1,592	$1,229	$236,257	$821,956	$755,196	$1,366,946	$1,455,710

Expenses
Asset-based charges (Note 3)	13,398	14,751	1,920	341	5,426	363,419	937,985	979,235	1,002,649	1,295,283
Total expenses	13,398	14,751	1,920	341	5,426	363,419	937,985	979,235	1,002,649	1,295,283
Net investment income (loss)	8,262	(14,751)	(1,920)	1,251	(4,197)	(127,162)	(116,029)	(224,039)	364,297	160,427

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	176,359	-	-	-	-	563,230	1,118,996	1,440,376	1,149,249	1,655,996
Investments	17,145	(11,861)	(1,322)	(356)	(32,338)	589,990	1,112,289	1,417,532	902,781	1,023,954
Net change in unrealized appreciation
(depreciation) on investments	149,781	15,342	(1,650)	(480)	(264,264)	3,542,901	6,276,753	9,188,060	5,070,715	5,367,784
Net realized and unrealized gain (loss)	343,285	3,481	(2,972)	(836)	(296,602)	4,696,121	8,508,038	12,045,968	7,122,745	8,047,734

Net increase (decrease) in net assets
from operations	$351,547	$(11,270)	$(4,892)	$415	$(300,799)	$4,568,959	$8,392,009	$11,821,929	$7,487,042	$8,208,161

(a) Commencement of operations April 29, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2013

	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Growth-Income Fund	JNL/American Funds International Fund	JNL/American Funds New World Fund
Investment income
Dividends	$1,393,456	$201,698	$114,757	$638,282	$459,512	$112,498	$56,105	$516,827	$202,433	$136,932

Expenses
Asset-based charges (Note 3)	1,657,443	473,571	205,778	840,231	344,259	261,918	140,060	951,586	389,007	385,830
Total expenses	1,657,443	473,571	205,778	840,231	344,259	261,918	140,060	951,586	389,007	385,830
Net investment income (loss)	(263,987)	(271,873)	(91,021)	(201,949)	115,253	(149,420)	(83,955)	(434,759)	(186,574)	(248,898)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,135,087	434,633	10,359	269,061	101,907	38,149	11,046	64,393	40,256	46,936
Investments	1,300,319	837,056	106,070	1,506,381	(38,743)	303,957	182,475	2,137,344	692,906	290,250
Net change in unrealized appreciation
(depreciation) on investments	6,568,251	1,328,551	1,660,168	12,426,071	(1,167,012)	3,587,112	1,495,865	15,288,609	3,703,086	2,152,260
Net realized and unrealized gain (loss)	9,003,657	2,600,240	1,776,597	14,201,513	(1,103,848)	3,929,218	1,689,386	17,490,346	4,436,248	2,489,446

Net increase (decrease) in net assets
from operations	$8,739,670	$2,328,367	$1,685,576	$13,999,564	$(988,595)	$3,779,798	$1,605,431	$17,055,587	$4,249,674	$2,240,548

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2013

	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Brookfield Global Infrastructure Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund
Investment income
Dividends	$164,550	$191,561	$554,864	$6,986	$145,593	$372,523	$165,274	$149,512	$45,071	$133,034

Expenses
Asset-based charges (Note 3)	36,205	756,037	1,350,963	424,255	220,761	352,155	204,715	232,059	945,605	171,888
Total expenses	36,205	756,037	1,350,963	424,255	220,761	352,155	204,715	232,059	945,605	171,888
Net investment income (loss)	128,345	(564,476)	(796,099)	(417,269)	(75,168)	20,368	(39,441)	(82,547)	(900,534)	(38,854)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	6,644	-	-	2,261,440	489,704	-	-	709,423	1,376,275	86,430
Investments	19,698	630,904	956,513	1,029,427	239,911	423,113	536,851	966,182	2,182,716	(399,389)
Net change in unrealized appreciation
(depreciation) on investments	42,297	3,541,043	10,329,560	5,734,444	2,254,307	2,386,426	2,017,775	2,615,984	11,599,112	(540,781)
Net realized and unrealized gain (loss)	68,639	4,171,947	11,286,073	9,025,311	2,983,922	2,809,539	2,554,626	4,291,589	15,158,103	(853,740)

Net increase (decrease) in net assets
from operations	$196,984	$3,607,471	$10,489,974	$8,608,042	$2,908,754	$2,829,907	$2,515,185	$4,209,042	$14,257,569	$(892,594)

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2013

	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
Investment income
Dividends	$234,515	$1,641,349	$267,555	$600,138	$4,008,640	$167,787	$311,896	$260,127	$1,337,732	$1,265,264

Expenses
Asset-based charges (Note 3)	419,388	1,304,663	318,466	328,427	1,521,147	266,792	522,461	442,547	696,562	252,970
Total expenses	419,388	1,304,663	318,466	328,427	1,521,147	266,792	522,461	442,547	696,562	252,970
Net investment income (loss)	(184,873)	336,686	(50,911)	271,711	2,487,493	(99,005)	(210,565)	(182,420)	641,170	1,012,294

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	1,663	-	280,868	-	215,048	1,833,554	527,551
Investments	(827,792)	2,195,568	1,374,394	237,087	1,776,128	1,296,536	1,113,316	1,658,584	(161,337)	14,507
Net change in unrealized appreciation
(depreciation) on investments	(651,872)	13,650,284	3,806,090	(273,994)	7,096,496	2,924,348	6,887,194	6,264,143	(3,468,780)	(3,196,441)
Net realized and unrealized gain (loss)	(1,479,664)	15,845,852	5,180,484	(35,244)	8,872,624	4,501,752	8,000,510	8,137,775	(1,796,563)	(2,654,383)

Net increase (decrease) in net assets
from operations	$(1,664,537)	$16,182,538	$5,129,573	$236,467	$11,360,117	$4,402,747	$7,789,945	$7,955,355	$(1,155,393)	$(1,642,089)

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2013

	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund
Investment income
Dividends	$147,090	$16,854	$1,375,190	$311,518	$109,696	$39,260	$29,922	$1,388,500	$935,808	$40,896

Expenses
Asset-based charges (Note 3)	557,136	143,364	632,232	428,318	403,006	324,112	358,899	1,562,309	409,354	341,119
Total expenses	557,136	143,364	632,232	428,318	403,006	324,112	358,899	1,562,309	409,354	341,119
Net investment income (loss)	(410,046)	(126,510)	742,958	(116,800)	(293,310)	(284,852)	(328,977)	(173,809)	526,454	(300,223)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	7,435,586	179,586	-	-	1,985,900	-	537,234	-	-	-
Investments	1,368,330	386,792	2,469,232	613,682	933,802	715,682	1,166,627	2,416,697	(1,821)	1,497,539
Net change in unrealized appreciation
(depreciation) on investments	716,363	2,053,018	(3,068,311)	3,997,142	5,827,010	4,498,276	5,817,535	17,994,132	4,154,833	6,360,167
Net realized and unrealized gain (loss)	9,520,279	2,619,396	(599,079)	4,610,824	8,746,712	5,213,958	7,521,396	20,410,829	4,153,012	7,857,706

Net increase (decrease) in net assets
from operations	$9,110,233	$2,492,886	$143,879	$4,494,024	$8,453,402	$4,929,106	$7,192,419	$20,237,020	$4,679,466	$7,557,483

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2013

	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund(a)	JNL/MC 10 x 10 Fund	JNL/MC 25 Fund	JNL/MC Bond Index Fund	JNL/MC Communications Sector Fund	JNL/MC Consumer Brands Sector Fund	JNL/MC Dow Dividend Fund(a)
Investment income
Dividends	$1,325,419	$570,994	$77,943	$5,010	$761,219	$1,014,165	$704,544	$184,562	$134,874	$1,101,621

Expenses
Asset-based charges (Note 3)	650,044	640,279	56,909	31,612	575,101	644,226	523,176	121,627	311,738	430,710
Total expenses	650,044	640,279	56,909	31,612	575,101	644,226	523,176	121,627	311,738	430,710
Net investment income (loss)	675,375	(69,285)	21,034	(26,602)	186,118	369,939	181,368	62,935	(176,864)	670,911

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	691,076	100,059	-	263,128	1,700,137	26,284	-	580,838	-
Investments	143,495	227,385	25,193	554,737	1,377,759	3,379,435	140,479	322,003	1,278,693	5,436,988
Net change in unrealized appreciation
(depreciation) on investments	(2,916,274)	(2,138,806)	(45,469)	(97,811)	6,758,953	6,316,999	(1,772,710)	910,162	4,624,462	(1,095,512)
Net realized and unrealized gain (loss)	(2,772,779)	(1,220,345)	79,783	456,926	8,399,840	11,396,571	(1,605,947)	1,232,165	6,483,993	4,341,476

Net increase (decrease) in net assets
from operations	$(2,097,404)	$(1,289,630)	$100,817	$430,324	$8,585,958	$11,766,510	$(1,424,579)	$1,295,100	$6,307,129	$5,012,387

(a) The period is from January 1, 2013 through acquisition September 13, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2013

	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund	JNL/MC Emerging Markets Index Fund	JNL/MC European 30 Fund	JNL/MC Financial Sector Fund	JNL/MC Global Alpha Fund	JNL/MC Healthcare Sector Fund	JNL/MC Index 5 Fund	JNL/MC International Index Fund	JNL/MC JNL 5 Fund	JNL/MC JNL Optimized 5 Fund
Investment income
Dividends	$8,844	$101,794	$36,170	$239,552	$-	$344,285	$893,823	$1,076,514	$6,365,556	$985,382

Expenses
Asset-based charges (Note 3)	18,115	190,370	50,854	420,564	40,652	685,732	931,601	680,641	4,026,342	564,071
Total expenses	18,115	190,370	50,854	420,564	40,652	685,732	931,601	680,641	4,026,342	564,071
Net investment income (loss)	(9,271)	(88,576)	(14,684)	(181,012)	(40,652)	(341,447)	(37,778)	395,873	2,339,214	421,311

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	155,294	-	483,375	958,028	-	-	-
Investments	42,010	(24,571)	255,281	1,212,418	(13,409)	2,351,708	1,668,124	572,991	5,072,297	1,057,196
Net change in unrealized appreciation
(depreciation) on investments	270,103	(496,810)	540,398	5,576,410	(33,808)	10,616,787	8,568,596	6,726,640	56,018,519	7,477,086
Net realized and unrealized gain (loss)	312,113	(521,381)	795,679	6,944,122	(47,217)	13,451,870	11,194,748	7,299,631	61,090,816	8,534,282

Net increase (decrease) in net assets
from operations	$302,842	$(609,957)	$780,995	$6,763,110	$(87,869)	$13,110,423	$11,156,970	$7,695,504	$63,430,030	$8,955,593

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2013

	JNL/MC Nasdaq 25 Fund	JNL/MC NYSE International 25 Fund	JNL/MC Oil & Gas Sector Fund	JNL/MC Pacific Rim 30 Fund	JNL/MC S&P 24 Fund	JNL/MC S&P 400 MidCap Index Fund	JNL/MC S&P 500 Index Fund	JNL/MC S&P SMid 60 Fund	JNL/MC Select Small-Cap Fund(a)	JNL/MC Small Cap Index Fund
Investment income
Dividends	$134,815	$224,102	$684,958	$200,181	$29,348	$505,882	$2,239,843	$174,800	$137,605	$613,207

Expenses
Asset-based charges (Note 3)	242,553	107,619	879,868	81,717	47,236	855,819	2,606,876	161,129	106,628	773,004
Total expenses	242,553	107,619	879,868	81,717	47,236	855,819	2,606,876	161,129	106,628	773,004
Net investment income (loss)	(107,738)	116,483	(194,910)	118,464	(17,888)	(349,937)	(367,033)	13,671	30,977	(159,797)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	367,382	-	725,732	-	66,691	2,079,981	874,316	162,665	-	3,024,864
Investments	1,367,184	(135,708)	1,891,739	252,040	250,983	2,160,596	9,290,146	538,926	1,868,858	2,399,200
Net change in unrealized appreciation
(depreciation) on investments	3,532,882	1,238,324	8,882,131	48,362	693,218	10,258,412	31,853,324	2,208,563	(141,887)	9,412,065
Net realized and unrealized gain (loss)	5,267,448	1,102,616	11,499,602	300,402	1,010,892	14,498,989	42,017,786	2,910,154	1,726,971	14,836,129

Net increase (decrease) in net assets
from operations	$5,159,710	$1,219,099	$11,304,692	$418,866	$993,004	$14,149,052	$41,650,753	$2,923,825	$1,757,948	$14,676,332

(a) The period is from January 1, 2013 through acquisition September 13, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2013

	JNL/MC Technology Sector Fund	JNL/MC Utilities Sector Fund(a)	JNL/MC Value Line 30 Fund	JNL/MC VIP Fund(b)	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund
Investment income
Dividends	$268,676	$5,539	$520,392	$317,308	$-	$16,126	$392,351	$1,201,572	$3,054,762	$735,120

Expenses
Asset-based charges (Note 3)	593,869	723	432,119	156,117	29,628	111,590	613,668	1,555,296	4,057,773	464,758
Total expenses	593,869	723	432,119	156,117	29,628	111,590	613,668	1,555,296	4,057,773	464,758
Net investment income (loss)	(325,193)	4,816	88,273	161,191	(29,628)	(95,464)	(221,317)	(353,724)	(1,003,011)	270,362

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	695,095	40	-	-	6,408	11,803	15,870	9,430,346	329,539	-
Investments	536,057	(85)	(17,618)	1,163,626	25,307	(12,660)	1,618,290	(2,656,333)	235,166	238,855
Net change in unrealized appreciation
(depreciation) on investments	7,480,503	(3,598)	7,447,593	950,887	576,333	(17,948)	7,032,314	(17,788,804)	(9,152,053)	319,897
Net realized and unrealized gain (loss)	8,711,655	(3,643)	7,429,975	2,114,513	608,048	(18,805)	8,666,474	(11,014,791)	(8,587,348)	558,752

Net increase (decrease) in net assets
from operations	$8,386,462	$1,173	$7,518,248	$2,275,704	$578,420	$(114,269)	$8,445,157	$(11,368,515)	$(9,590,359)	$829,114

(a) Commencement of operations April 29, 2013.
(b) The period is from January 1, 2013 through acquisition September 13, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2013

	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P 4 Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Managed Aggressive Growth Fund
Investment income
Dividends	$5,167,381	$53,579	$26,799	$84,879	$1,633,543	$904,757	$157,418	$1,673,022	$278,146	$739,524

Expenses
Asset-based charges (Note 3)	1,257,425	143,562	103,131	97,442	250,815	1,656,168	309,833	1,291,643	413,112	1,585,226
Total expenses	1,257,425	143,562	103,131	97,442	250,815	1,656,168	309,833	1,291,643	413,112	1,585,226
Net investment income (loss)	3,909,956	(89,983)	(76,332)	(12,563)	1,382,728	(751,411)	(152,415)	381,379	(134,966)	(845,702)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,891,582	-	514,975	-	-	3,399,275	1,735,744	3,862,164	1,379,402	301,726
Investments	2,160,905	859,055	564,596	432,646	350,700	5,721,822	1,157,917	3,647,189	2,034,023	4,485,984
Net change in unrealized appreciation
(depreciation) on investments	(3,076,056)	2,057,469	1,006,725	1,557,541	3,900,415	26,988,422	3,772,162	12,306,479	6,006,134	16,654,882
Net realized and unrealized gain (loss)	976,431	2,916,524	2,086,296	1,990,187	4,251,115	36,109,519	6,665,823	19,815,832	9,419,559	21,442,592

Net increase (decrease) in net assets
from operations	$4,886,387	$2,826,541	$2,009,964	$1,977,624	$5,633,843	$35,358,108	$6,513,408	$20,197,211	$9,284,593	$20,596,890

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2013

	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Total Yield Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund
Investment income
Dividends	$864,125	$2,317,340	$1,154,076	$1,818,829	$135,000	$91,375	$-	$577,358	$773,020	$1,852,846

Expenses
Asset-based charges (Note 3)	2,369,239	4,027,533	3,932,402	5,600,066	169,282	1,874,191	1,741,978	578,147	971,367	1,817,971
Total expenses	2,369,239	4,027,533	3,932,402	5,600,066	169,282	1,874,191	1,741,978	578,147	971,367	1,817,971
Net investment income (loss)	(1,505,114)	(1,710,193)	(2,778,326)	(3,781,237)	(34,282)	(1,782,816)	(1,741,978)	(789)	(198,347)	34,875

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	94,255	1,352,373	515,505	1,216,488	613,668	5,157,090	7,528,786	-	2,549,015	1,945,888
Investments	1,966,632	6,656,191	4,385,498	6,548,520	734,675	7,024,299	4,722,936	(17,178)	3,686,252	2,979,846
Net change in unrealized appreciation
(depreciation) on investments	3,577,313	42,194,443	18,717,926	43,581,388	2,639,058	27,494,810	21,966,768	(502,524)	11,902,757	13,870,805
Net realized and unrealized gain (loss)	5,638,200	50,203,007	23,618,929	51,346,396	3,987,401	39,676,199	34,218,490	(519,702)	18,138,024	18,796,539

Net increase (decrease) in net assets
from operations	$4,133,086	$48,492,814	$20,840,603	$47,565,159	$3,953,119	$37,893,383	$32,476,512	$(520,491)	$17,939,677	$18,831,414

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2013

	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Investment income
Dividends	$357	$671,876

Expenses
Asset-based charges (Note 3)	843,264	560,225
Total expenses	843,264	560,225
Net investment income (loss)	(842,907)	111,651

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	238	1,445,234
Investments	-	1,885,678
Net change in unrealized appreciation
(depreciation) on investments	-	5,231,390
Net realized and unrealized gain (loss)	238	8,562,302

Net increase (decrease) in net assets
from operations	$(842,669)	$8,673,953

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	CG - Conservative Fund	CG - Equity 100 Fund	CG - Equity Income Fund	CG - Fixed Income 100 Fund	CG - Growth Fund(a)	CG - Institutional Alt 100 Conservative Fund(a)	CG - Institutional Alt 100 Growth Fund(a)	CG - Institutional Alt 100 Moderate Fund	CG - Institutional Alt 65 Fund	CG - Interest Rate Opportunities Fund(a)
Operations
Net investment income (loss)	$(4,160)	$(13,884)	$(13,869)	$(6,931)	$(11,274)	$(3,106)	$(4,906)	$(126,692)	$(36,601)	$(8,958)
Net realized gain (loss) on investments	4,385	68,041	16,232	(11,452)	942	572	3,228	82,707	42,288	151
Net change in unrealized appreciation
(depreciation) on investments	(2,670)	267,450	334,340	(22,702)	208,619	7,078	32,372	285,840	271,036	31,172
Net increase (decrease) in net assets
from operations	(2,445)	321,607	336,703	(41,085)	198,287	4,544	30,694	241,855	276,723	22,365

Contract transactions 1
Purchase payments (Note 4)	2,096,126	1,821,581	1,779,965	1,520,810	2,244,349	688,356	1,364,407	9,466,296	2,492,580	2,207,900
Surrenders and terminations	(51,307)	(4,741)	(7,801)	(44,876)	(17,217)	(2,477)	(548)	(63,287)	(39,307)	(46,955)
Transfers between Investment Divisions	141,953	(171,303)	3,976	(462,116)	737,666	(30,239)	46,515	(819,601)	(246,605)	213,871
Contract owner charges (Note 3)	(361)	(60)	(309)	(27)	-	-	(69)	(2,719)	(931)	(53)
Net increase (decrease) in net assets
from contract transactions	2,186,411	1,645,477	1,775,831	1,013,791	2,964,798	655,640	1,410,305	8,580,689	2,205,737	2,374,763

Net increase (decrease) in net assets	2,183,966	1,967,084	2,112,534	972,706	3,163,085	660,184	1,440,999	8,822,544	2,482,460	2,397,128

Net assets beginning of period	797,205	291,615	1,462,790	278,023	-	-	-	6,324,401	2,615,218	-

Net assets end of period	$2,981,171	$2,258,699	$3,575,324	$1,250,729	$3,163,085	$660,184	$1,440,999	$15,146,945	$5,097,678	$2,397,128

1 Contract unit transactions
Units Outstanding at December 31, 2012	75,809	28,344	140,820	27,684	-	-	-	624,425	252,924	-

Units Issued	238,399	197,886	171,547	167,826	292,831	83,791	168,853	982,667	257,221	264,993
Units Redeemed	(29,870)	(51,683)	(14,594)	(66,498)	(1,693)	(17,297)	(26,305)	(152,221)	(51,456)	(19,572)

Units Outstanding at December 31, 2013	284,338	174,547	297,773	129,012	291,138	66,494	142,548	1,454,871	458,689	245,421

(a) Commencement of operations April 29, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	CG - International Opportunities Conservative Fund(a)	CG - International Opportunities Growth Fund(a)	CG - International Opportunities Moderate Fund(a)	CG - Maximum Growth Fund	CG - Moderate Fund	CG - Moderate Growth Fund	CG - Multi-Strategy Income Fund(a)	CG - Real Assets Fund(a)	CG - Tactical Maximum Growth Fund	CG - Tactical Moderate Growth Fund
Operations
Net investment income (loss)	$(128)	$(325)	$(1,158)	$(22,316)	$(32,490)	$(74,413)	$(4,471)	$(714)	$(27,788)	$(51,547)
Net realized gain (loss) on investments	-	(161)	279	35,404	53,568	90,837	1,421	12	24,654	96,616
Net change in unrealized appreciation
(depreciation) on investments	401	1,329	9,229	448,846	500,894	818,099	10,110	3,390	421,600	642,754
Net increase (decrease) in net assets
from operations	273	843	8,350	461,934	521,972	834,523	7,060	2,688	418,466	687,823

Contract transactions 1
Purchase payments (Note 4)	53,045	165,123	363,330	2,998,709	5,943,277	8,269,060	1,069,241	268,586	2,976,413	3,199,484
Surrenders and terminations	-	(9,912)	(1,876)	(97,455)	(297,740)	(231,299)	(1,704)	(251)	(24,461)	(194,113)
Transfers between Investment Divisions	38,813	26,170	61,421	34,194	922,412	(75,764)	50,844	13,002	168,565	(13,011)
Contract owner charges (Note 3)	-	-	-	(888)	(1,071)	(1,495)	-	-	(564)	(1,353)
Net increase (decrease) in net assets
from contract transactions	91,858	181,381	422,875	2,934,560	6,566,878	7,960,502	1,118,381	281,337	3,119,953	2,991,007

Net increase (decrease) in net assets	92,131	182,224	431,225	3,396,494	7,088,850	8,795,025	1,125,441	284,025	3,538,419	3,678,830

Net assets beginning of period	-	-	-	890,114	2,454,605	4,376,528	-	-	1,446,409	4,623,016

Net assets end of period	$92,131	$182,224	$431,225	$4,286,608	$9,543,455	$13,171,553	$1,125,441	$284,025	$4,984,828	$8,301,846

1 Contract unit transactions
Units Outstanding at December 31, 2012	-	-	-	86,554	235,346	419,583	-	-	142,357	451,769

Units Issued	9,461	19,509	45,101	295,263	642,824	834,367	130,604	28,922	324,051	322,014
Units Redeemed	-	(1,503)	(1,700)	(27,305)	(53,531)	(111,791)	(14,071)	(26)	(37,034)	(45,705)

Units Outstanding at December 31, 2013	9,461	18,006	43,401	354,512	824,639	1,142,159	116,533	28,896	429,374	728,078

(a) Commencement of operations April 29, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	Curian Dynamic Risk Advantage - Diversified Fund	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund	Curian Focused International Equity Fund(b)	Curian Focused U.S. Equity Fund(b)	Curian Long Short Credit Fund(a)	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian/Aberdeen Latin America Fund(a)
Operations
Net investment income (loss)	$(63,349)	$(14,577)	$(69,779)	$(26)	$(309)	$(812)	$(36,889)	$(45,527)	$(25,142)	$183
Net realized gain (loss) on investments	13,082	58,560	8,188	1	16	147	20,102	27,721	87,620	(375)
Net change in unrealized appreciation
(depreciation) on investments	12,371	(27,979)	(19,975)	874	9,449	7,823	184,946	626,699	312,467	(1,133)
Net increase (decrease) in net assets
from operations	(37,896)	16,004	(81,566)	849	9,156	7,158	168,159	608,893	374,945	(1,325)

Contract transactions 1
Purchase payments (Note 4)	6,678,852	1,645,138	7,214,551	21,913	125,786	195,749	3,637,515	6,161,699	2,997,490	50,969
Surrenders and terminations	(169,856)	(19,422)	(445,301)	-	-	(8,307)	(70,725)	(36,593)	(7,859)	(51)
Transfers between Investment Divisions	(360,866)	(552,901)	(1,235,159)	204	191	62,877	(371,415)	(363,538)	242,407	6,332
Contract owner charges (Note 3)	(1,704)	(253)	(6,480)	-	-	-	(261)	(941)	(428)	-
Net increase (decrease) in net assets
from contract transactions	6,146,426	1,072,562	5,527,611	22,117	125,977	250,319	3,195,114	5,760,627	3,231,610	57,250

Net increase (decrease) in net assets	6,108,530	1,088,566	5,446,045	22,966	135,133	257,477	3,363,273	6,369,520	3,606,555	55,925

Net assets beginning of period	2,515,049	941,025	2,504,428	-	-	-	1,394,233	1,450,674	800,888	-

Net assets end of period	$8,623,579	$2,029,591	$7,950,473	$22,966	$135,133	$257,477	$4,757,506	$7,820,194	$4,407,443	$55,925

1 Contract unit transactions
Units Outstanding at December 31, 2012	251,469	99,644	243,824	-	-	-	134,980	139,102	76,073	-

Units Issued	723,269	193,234	714,658	2,190	12,361	26,356	358,253	569,488	301,371	7,994
Units Redeemed	(121,340)	(79,659)	(187,454)	-	-	(858)	(56,687)	(43,075)	(20,257)	(1,232)

Units Outstanding at December 31, 2013	853,398	213,219	771,028	2,190	12,361	25,498	436,546	665,515	357,187	6,762

(a) Commencement of operations April 29, 2013.
(b) Commencement of operations September 16, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	Curian/American Funds Global Growth Fund(b)	Curian/American Funds Growth Fund	Curian/AQR Risk Parity Fund(b)	Curian/Ashmore Emerging Market Small Cap Equity Fund(a)	Curian/Baring International Fixed Income Fund(a)	Curian/BlackRock Global Long Short Credit Fund(a)	Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine Total Return Fund(b)	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund(a)	Curian/Epoch Global Shareholder Yield Fund
Operations
Net investment income (loss)	$(367)	$(14,551)	$(53)	$(437)	$472	$(2,497)	$(39)	$(444)	$(1,226)	$42,658
Net realized gain (loss) on investments	15	22,196	-	47	(1)	482	9,890	(13)	(1,743)	196,632
Net change in unrealized appreciation
(depreciation) on investments	13,413	411,812	(399)	8,769	(1,921)	11,642	126,639	(3,043)	(1,851)	(62,935)
Net increase (decrease) in net assets
from operations	13,061	419,457	(452)	8,379	(1,450)	9,627	136,490	(3,500)	(4,820)	176,355

Contract transactions 1
Purchase payments (Note 4)	265,099	2,322,477	43,717	109,778	146,849	700,773	652,433	330,126	254,598	1,400,520
Surrenders and terminations	(421)	(41,301)	(28)	(82)	(136)	(23,033)	(2,355)	(2,116)	(59,447)	(48,363)
Transfers between Investment Divisions	12,335	239,281	26,533	42,244	49	87,853	228,230	138,976	77,628	284,978
Contract owner charges (Note 3)	-	(455)	-	-	-	(3)	(8)	-	-	(50)
Net increase (decrease) in net assets
from contract transactions	277,013	2,520,002	70,222	151,940	146,762	765,590	878,300	466,986	272,779	1,637,085

Net increase (decrease) in net assets	290,074	2,939,459	69,770	160,319	145,312	775,217	1,014,790	463,486	267,959	1,813,440

Net assets beginning of period	-	444,616	-	-	-	-	13,912	-	-	140,804

Net assets end of period	$290,074	$3,384,075	$69,770	$160,319	$145,312	$775,217	$1,028,702	$463,486	$267,959	$1,954,244

1 Contract unit transactions
Units Outstanding at December 31, 2012	-	42,050	-	-	-	-	1,381	-	-	13,269

Units Issued	26,502	222,160	6,959	15,594	15,231	81,021	74,593	46,707	37,992	157,083
Units Redeemed	(45)	(14,499)	(3)	(61)	(19)	(3,726)	(4,156)	(213)	(9,648)	(19,477)

Units Outstanding at December 31, 2013	26,457	249,711	6,956	15,533	15,212	77,295	71,818	46,494	28,344	150,875

(a) Commencement of operations April 29, 2013.
(b) Commencement of operations September 16, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	Curian/FAMCO Flex Core Covered Call Fund	Curian/Franklin Templeton Frontier Markets Fund	Curian/Franklin Templeton Natural Resources Fund	Curian/Lazard International Strategic Equity Fund(a)	Curian/Neuberger Berman Currency Fund	Curian/Nicholas Convertible Arbitrage Fund	Curian/PIMCO Credit Income Fund	Curian/PineBridge Merger Arbitrage Fund	Curian/Schroder Emerging Europe Fund(a)	Curian/T. Rowe Price Capital Appreciation Fund(b)
Operations
Net investment income (loss)	$27,668	$(1,829)	$(9,958)	$(669)	$1,474	$(24,954)	$9,057	$(37,709)	$206	$626
Net realized gain (loss) on investments	19,933	479	9,444	288	(271)	28,987	(8,808)	18,138	(1)	212
Net change in unrealized appreciation
(depreciation) on investments	228,754	27,575	67,409	18,024	(11,754)	16,924	(34,106)	(16,142)	(375)	12,808
Net increase (decrease) in net assets
from operations	276,355	26,225	66,895	17,643	(10,551)	20,957	(33,857)	(35,713)	(170)	13,646

Contract transactions 1
Purchase payments (Note 4)	2,908,339	315,809	686,877	127,149	419,542	2,351,150	1,019,978	2,974,402	49,542	467,511
Surrenders and terminations	(91,704)	(1,600)	(21,548)	(3,760)	(12,562)	(50,547)	(118,868)	(150,807)	(51)	-
Transfers between Investment Divisions	500,337	52,661	78,629	136,901	40,934	40,954	(383,029)	(663,600)	9,373	48,923
Contract owner charges (Note 3)	(504)	(6)	(297)	-	(87)	(499)	(115)	(996)	-	-
Net increase (decrease) in net assets
from contract transactions	3,316,468	366,864	743,661	260,290	447,827	2,341,058	517,966	2,158,999	58,864	516,434

Net increase (decrease) in net assets	3,592,823	393,089	810,556	277,933	437,276	2,362,015	484,109	2,123,286	58,694	530,080

Net assets beginning of period	1,103,849	508	473,709	-	184,233	1,101,196	639,570	2,265,542	-	-

Net assets end of period	$4,696,672	$393,597	$1,284,265	$277,933	$621,509	$3,463,211	$1,123,679	$4,388,828	$58,694	$530,080

1 Contract unit transactions
Units Outstanding at December 31, 2012	108,396	49	53,990	-	18,302	108,401	60,556	227,011	-	-

Units Issued	335,550	35,393	103,082	24,648	50,494	256,386	119,762	335,449	5,687	50,434
Units Redeemed	(30,458)	(3,153)	(20,930)	(505)	(5,169)	(31,537)	(70,971)	(119,072)	(5)	-

Units Outstanding at December 31, 2013	413,488	32,289	136,142	24,143	63,627	333,250	109,347	443,388	5,682	50,434

(a) Commencement of operations April 29, 2013.
(b) Commencement of operations September 16, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	Curian/The Boston Company Equity Income Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund(a)	Curian/Urdang International REIT Fund(a)	Curian/Van Eck International Gold Fund	JNL Disciplined Growth Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Institutional Alt 20 Fund	JNL Institutional Alt 35 Fund
Operations
Net investment income (loss)	$8,262	$(14,751)	$(1,920)	$1,251	$(4,197)	$(127,162)	$(116,029)	$(224,039)	$364,297	$160,427
Net realized gain (loss) on investments	193,504	(11,861)	(1,322)	(356)	(32,338)	1,153,220	2,231,285	2,857,908	2,052,030	2,679,950
Net change in unrealized appreciation
(depreciation) on investments	149,781	15,342	(1,650)	(480)	(264,264)	3,542,901	6,276,753	9,188,060	5,070,715	5,367,784
Net increase (decrease) in net assets
from operations	351,547	(11,270)	(4,892)	415	(300,799)	4,568,959	8,392,009	11,821,929	7,487,042	8,208,161

Contract transactions 1
Purchase payments (Note 4)	1,540,107	1,015,206	363,280	85,575	653,098	9,333,005	12,388,804	15,168,695	12,459,161	17,245,221
Surrenders and terminations	(27,049)	(40,355)	(32,678)	(60)	(15,064)	(692,802)	(3,180,362)	(3,230,166)	(2,063,699)	(1,442,949)
Transfers between Investment Divisions	359,135	(112,037)	143,727	10,129	153,118	2,176,985	2,931,909	3,675,505	(170,625)	4,846,478
Contract owner charges (Note 3)	(90)	(369)	-	-	(492)	(223,900)	(633,477)	(607,676)	(661,993)	(933,501)
Net increase (decrease) in net assets
from contract transactions	1,872,103	862,445	474,329	95,644	790,660	10,593,288	11,506,874	15,006,358	9,562,844	19,715,249

Net increase (decrease) in net assets	2,223,650	851,175	469,437	96,059	489,861	15,162,247	19,898,883	26,828,287	17,049,886	27,923,410

Net assets beginning of period	257,739	821,892	-	-	182,419	17,076,038	49,738,492	51,478,741	57,284,828	65,669,046

Net assets end of period	$2,481,389	$1,673,067	$469,437	$96,059	$672,280	$32,238,285	$69,637,375	$78,307,028	$74,334,714	$93,592,456

1 Contract unit transactions
Units Outstanding at December 31, 2012	23,990	81,626	-	-	20,291	1,847,214	4,626,295	5,144,013	3,894,262	4,298,858

Units Issued	158,361	125,321	57,661	14,278	141,514	1,244,019	1,487,972	2,092,334	988,100	1,798,611
Units Redeemed	(11,805)	(37,576)	(10,192)	(3,917)	(16,825)	(242,296)	(503,866)	(748,089)	(379,243)	(561,301)

Units Outstanding at December 31, 2013	170,546	169,371	47,469	10,361	144,980	2,848,937	5,610,401	6,488,258	4,503,119	5,536,168

(a) Commencement of operations April 29, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Growth-Income Fund	JNL/American Funds International Fund	JNL/American Funds New World Fund
Operations
Net investment income (loss)	$(263,987)	$(271,873)	$(91,021)	$(201,949)	$115,253	$(149,420)	$(83,955)	$(434,759)	$(186,574)	$(248,898)
Net realized gain (loss) on investments	2,435,406	1,271,689	116,429	1,775,442	63,164	342,106	193,521	2,201,737	733,162	337,186
Net change in unrealized appreciation
(depreciation) on investments	6,568,251	1,328,551	1,660,168	12,426,071	(1,167,012)	3,587,112	1,495,865	15,288,609	3,703,086	2,152,260
Net increase (decrease) in net assets
from operations	8,739,670	2,328,367	1,685,576	13,999,564	(988,595)	3,779,798	1,605,431	17,055,587	4,249,674	2,240,548

Contract transactions 1
Purchase payments (Note 4)	19,180,485	-	11,705,360	14,984,789	2,797,773	2,891,132	7,739,302	17,144,722	5,684,970	4,678,939
Surrenders and terminations	(3,519,635)	(3,668,803)	(194,653)	(1,668,180)	(816,766)	(383,252)	(198,094)	(2,272,631)	(773,511)	(597,153)
Transfers between Investment Divisions	(3,027,112)	(21,883,198)	3,986,912	2,491,890	38,255	919,717	2,203,210	3,081,248	1,613,476	1,727,048
Contract owner charges (Note 3)	(1,172,440)	(241,651)	(132,578)	(634,417)	(268,718)	(177,919)	(94,353)	(716,760)	(255,401)	(272,003)
Net increase (decrease) in net assets
from contract transactions	11,461,298	(25,793,652)	15,365,041	15,174,082	1,750,544	3,249,678	9,650,065	17,236,579	6,269,534	5,536,831

Net increase (decrease) in net assets	20,200,968	(23,465,285)	17,050,617	29,173,646	761,949	7,029,476	11,255,496	34,292,166	10,519,208	7,777,379

Net assets beginning of period	94,135,826	42,385,896	5,737,072	40,132,456	20,920,859	13,337,403	4,260,308	48,187,652	19,106,585	21,332,231

Net assets end of period	$114,336,794	$18,920,611	$22,787,689	$69,306,102	$21,682,808	$20,366,879	$15,515,804	$82,479,818	$29,625,793	$29,109,610

1 Contract unit transactions
Units Outstanding at December 31, 2012	6,055,220	2,641,073	556,580	3,594,177	1,893,140	1,312,732	412,736	4,204,502	1,826,938	1,947,868

Units Issued	1,617,252	42,362	1,506,283	1,576,212	534,659	415,110	994,195	1,826,462	1,091,907	700,155
Units Redeemed	(904,467)	(1,587,286)	(114,521)	(407,249)	(373,360)	(135,650)	(144,614)	(540,934)	(542,314)	(211,972)

Units Outstanding at December 31, 2013	6,768,005	1,096,149	1,948,342	4,763,140	2,054,439	1,592,192	1,262,317	5,490,030	2,376,531	2,436,051

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Brookfield Global Infrastructure Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund
Operations
Net investment income (loss)	$128,345	$(564,476)	$(796,099)	$(417,269)	$(75,168)	$20,368	$(39,441)	$(82,547)	$(900,534)	$(38,854)
Net realized gain (loss) on investments	26,342	630,904	956,513	3,290,867	729,615	423,113	536,851	1,675,605	3,558,991	(312,959)
Net change in unrealized appreciation
(depreciation) on investments	42,297	3,541,043	10,329,560	5,734,444	2,254,307	2,386,426	2,017,775	2,615,984	11,599,112	(540,781)
Net increase (decrease) in net assets
from operations	196,984	3,607,471	10,489,974	8,608,042	2,908,754	2,829,907	2,515,185	4,209,042	14,257,569	(892,594)

Contract transactions 1
Purchase payments (Note 4)	3,010,558	7,687,679	32,227,023	2,726,486	13,056,778	1,631,963	973,976	4,585,334	10,611,489	1,275,609
Surrenders and terminations	(172,898)	(2,115,026)	(2,342,412)	(1,907,239)	(508,491)	(1,381,041)	(774,715)	(591,561)	(2,632,147)	(398,071)
Transfers between Investment Divisions	424,625	(1,378,049)	6,605,075	(323,009)	8,426,686	176,270	42,844	3,802,378	4,170,205	(939,933)
Contract owner charges (Note 3)	(867)	(436,162)	(890,772)	(200,506)	(121,087)	(148,484)	(97,687)	(133,232)	(511,596)	(100,685)
Net increase (decrease) in net assets
from contract transactions	3,261,418	3,758,442	35,598,914	295,732	20,853,886	278,708	144,418	7,662,919	11,637,951	(163,080)

Net increase (decrease) in net assets	3,458,402	7,365,913	46,088,888	8,903,774	23,762,640	3,108,615	2,659,603	11,871,961	25,895,520	(1,055,674)

Net assets beginning of period	1,647,411	43,539,664	66,293,202	24,074,798	4,763,215	20,484,618	11,953,005	9,007,936	46,088,757	11,644,501

Net assets end of period	$5,105,813	$50,905,577	$112,382,090	$32,978,572	$28,525,855	$23,593,233	$14,612,608	$20,879,897	$71,984,277	$10,588,827

1 Contract unit transactions
Units Outstanding at December 31, 2012	167,283	4,293,512	6,291,636	971,099	393,363	1,696,467	468,235	511,664	1,575,808	1,320,175

Units Issued	374,023	1,132,176	3,799,952	177,579	1,669,292	244,143	80,930	610,817	546,743	878,408
Units Redeemed	(52,146)	(777,882)	(626,871)	(192,013)	(127,320)	(223,497)	(85,782)	(245,145)	(212,614)	(902,787)

Units Outstanding at December 31, 2013	489,160	4,647,806	9,464,717	956,665	1,935,335	1,717,113	463,383	877,336	1,909,937	1,295,796

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
Operations
Net investment income (loss)	$(184,873)	$336,686	$(50,911)	$271,711	$2,487,493	$(99,005)	$(210,565)	$(182,420)	$641,170	$1,012,294
Net realized gain (loss) on investments	(827,792)	2,195,568	1,374,394	238,750	1,776,128	1,577,404	1,113,316	1,873,632	1,672,217	542,058
Net change in unrealized appreciation
(depreciation) on investments	(651,872)	13,650,284	3,806,090	(273,994)	7,096,496	2,924,348	6,887,194	6,264,143	(3,468,780)	(3,196,441)
Net increase (decrease) in net assets
from operations	(1,664,537)	16,182,538	5,129,573	236,467	11,360,117	4,402,747	7,789,945	7,955,355	(1,155,393)	(1,642,089)

Contract transactions 1
Purchase payments (Note 4)	3,145,036	8,524,111	3,186,596	13,545,722	20,319,471	2,933,005	4,559,864	5,419,064	5,660,559	1,426,880
Surrenders and terminations	(1,138,786)	(5,054,041)	(1,219,642)	(757,080)	(6,149,957)	(769,620)	(1,473,426)	(942,142)	(2,729,000)	(769,378)
Transfers between Investment Divisions	(1,296,214)	164,131	3,440,322	4,946,681	4,981,651	305,320	998,687	1,841,739	1,505,217	(1,531,841)
Contract owner charges (Note 3)	(264,270)	(651,919)	(193,343)	(160,198)	(909,026)	(148,703)	(326,682)	(255,606)	(340,823)	(163,657)
Net increase (decrease) in net assets
from contract transactions	445,766	2,982,282	5,213,933	17,575,125	18,242,139	2,320,002	3,758,443	6,063,055	4,095,953	(1,037,996)

Net increase (decrease) in net assets	(1,218,771)	19,164,820	10,343,506	17,811,592	29,602,256	6,722,749	11,548,388	14,018,410	2,940,560	(2,680,085)

Net assets beginning of period	26,374,969	71,830,814	15,856,082	11,176,090	85,710,826	13,432,458	28,473,350	22,556,820	41,803,856	17,699,908

Net assets end of period	$25,156,198	$90,995,634	$26,199,588	$28,987,682	$115,313,082	$20,155,207	$40,021,738	$36,575,230	$44,744,416	$15,019,823

1 Contract unit transactions
Units Outstanding at December 31, 2012	3,567,520	7,459,448	1,812,654	958,640	7,036,011	1,598,776	3,144,643	1,614,851	1,701,258	1,196,541

Units Issued	2,175,795	1,233,628	1,331,949	2,090,436	2,336,839	693,862	724,273	652,852	605,407	160,259
Units Redeemed	(2,206,455)	(952,479)	(809,669)	(614,392)	(963,592)	(455,199)	(370,233)	(294,990)	(444,837)	(240,934)

Units Outstanding at December 31, 2013	3,536,860	7,740,597	2,334,934	2,434,684	8,409,258	1,837,439	3,498,683	1,972,713	1,861,828	1,115,866

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund
Operations
Net investment income (loss)	$(410,046)	$(126,510)	$742,958	$(116,800)	$(293,310)	$(284,852)	$(328,977)	$(173,809)	$526,454	$(300,223)
Net realized gain (loss) on investments	8,803,916	566,378	2,469,232	613,682	2,919,702	715,682	1,703,861	2,416,697	(1,821)	1,497,539
Net change in unrealized appreciation
(depreciation) on investments	716,363	2,053,018	(3,068,311)	3,997,142	5,827,010	4,498,276	5,817,535	17,994,132	4,154,833	6,360,167
Net increase (decrease) in net assets
from operations	9,110,233	2,492,886	143,879	4,494,024	8,453,402	4,929,106	7,192,419	20,237,020	4,679,466	7,557,483

Contract transactions 1
Purchase payments (Note 4)	6,223,632	2,028,600	11,253,709	6,197,685	5,772,031	3,895,159	7,023,855	18,108,302	4,708,606	5,642,443
Surrenders and terminations	(1,175,162)	(358,459)	(1,931,706)	(1,190,790)	(1,170,014)	(1,297,564)	(1,465,518)	(2,697,694)	(2,266,986)	(1,267,302)
Transfers between Investment Divisions	2,705,209	778,265	(1,054,767)	653,055	(645,074)	173,437	3,934,355	6,331,423	2,185,396	1,613,720
Contract owner charges (Note 3)	(332,076)	(86,435)	(346,030)	(218,505)	(212,200)	(141,124)	(171,554)	(1,050,362)	(187,743)	(189,406)
Net increase (decrease) in net assets
from contract transactions	7,421,603	2,361,971	7,921,206	5,441,445	3,744,743	2,629,908	9,321,138	20,691,669	4,439,273	5,799,455

Net increase (decrease) in net assets	16,531,836	4,854,857	8,065,085	9,935,469	12,198,145	7,559,014	16,513,557	40,928,689	9,118,739	13,356,938

Net assets beginning of period	26,407,147	6,830,643	36,326,284	23,664,147	21,018,147	15,966,519	15,231,396	81,632,635	21,941,720	17,298,627

Net assets end of period	$42,938,983	$11,685,500	$44,391,369	$33,599,616	$33,216,292	$23,525,533	$31,744,953	$122,561,324	$31,060,459	$30,655,565

1 Contract unit transactions
Units Outstanding at December 31, 2012	1,891,312	765,417	2,519,822	1,405,096	1,677,964	831,240	886,571	6,936,355	1,732,854	731,186

Units Issued	772,348	347,817	1,606,961	485,833	534,985	268,378	641,465	2,362,169	614,065	317,421
Units Redeemed	(310,675)	(123,148)	(1,091,378)	(203,983)	(289,200)	(153,111)	(189,567)	(753,609)	(300,857)	(148,364)

Units Outstanding at December 31, 2013	2,352,985	990,086	3,035,405	1,686,946	1,923,749	946,507	1,338,469	8,544,915	2,046,062	900,243

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund(a)	JNL/MC 10 x 10 Fund	JNL/MC 25 Fund	JNL/MC Bond Index Fund	JNL/MC Communications Sector Fund	JNL/MC Consumer Brands Sector Fund	JNL/MC Dow Dividend Fund(a)
Operations
Net investment income (loss)	$675,375	$(69,285)	$21,034	$(26,602)	$186,118	$369,939	$181,368	$62,935	$(176,864)	$670,911
Net realized gain (loss) on investments	143,495	918,461	125,252	554,737	1,640,887	5,079,572	166,763	322,003	1,859,531	5,436,988
Net change in unrealized appreciation
(depreciation) on investments	(2,916,274)	(2,138,806)	(45,469)	(97,811)	6,758,953	6,316,999	(1,772,710)	910,162	4,624,462	(1,095,512)
Net increase (decrease) in net assets
from operations	(2,097,404)	(1,289,630)	100,817	430,324	8,585,958	11,766,510	(1,424,579)	1,295,100	6,307,129	5,012,387

Contract transactions 1
Purchase payments (Note 4)	5,435,788	955,486	264,486	421,076	2,522,158	6,775,077	4,874,350	1,524,661	6,279,444	5,064,679
Surrenders and terminations	(3,047,606)	(1,945,665)	(116,916)	(110,021)	(2,440,755)	(3,398,092)	(3,069,819)	(269,591)	(664,655)	(2,450,866)
Transfers between Investment Divisions	(7,454,071)	(3,865,392)	(80,784)	(3,228,471)	(2,280,359)	602,872	(530,317)	(2,880,612)	2,305,740	(36,752,086)
Contract owner charges (Note 3)	(327,114)	(346,741)	(34,106)	(16,755)	(287,777)	(258,285)	(196,753)	(68,468)	(136,688)	(225,853)
Net increase (decrease) in net assets
from contract transactions	(5,393,003)	(5,202,312)	32,680	(2,934,171)	(2,486,733)	3,721,572	1,077,461	(1,694,010)	7,783,841	(34,364,126)

Net increase (decrease) in net assets	(7,490,407)	(6,491,942)	133,497	(2,503,847)	6,099,225	15,488,082	(347,118)	(398,910)	14,090,970	(29,351,739)

Net assets beginning of period	41,936,655	45,232,631	3,676,345	2,503,847	34,975,056	32,851,876	32,939,031	10,005,035	12,971,577	29,351,739

Net assets end of period	$34,446,248	$38,740,689	$3,809,842	$-	$41,074,281	$48,339,958	$32,591,913	$9,606,125	$27,062,547	$-

1 Contract unit transactions
Units Outstanding at December 31, 2012	2,068,557	3,301,224	271,043	203,593	3,665,152	1,913,066	2,344,648	1,611,458	906,296	3,782,706

Units Issued	887,229	191,494	77,024	67,442	346,717	722,673	606,578	573,001	699,143	1,432,563
Units Redeemed	(1,173,684)	(598,287)	(74,231)	(271,035)	(589,030)	(550,345)	(538,046)	(873,894)	(252,892)	(5,215,269)

Units Outstanding at December 31, 2013	1,782,102	2,894,431	273,836	-	3,422,839	2,085,394	2,413,180	1,310,565	1,352,547	-

(a) The period is from January 1, 2013 through acquisition September 13, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund	JNL/MC Emerging Markets Index Fund	JNL/MC European 30 Fund	JNL/MC Financial Sector Fund	JNL/MC Global Alpha Fund	JNL/MC Healthcare Sector Fund	JNL/MC Index 5 Fund	JNL/MC International Index Fund	JNL/MC JNL 5 Fund	JNL/MC JNL Optimized 5 Fund
Operations
Net investment income (loss)	$(9,271)	$(88,576)	$(14,684)	$(181,012)	$(40,652)	$(341,447)	$(37,778)	$395,873	$2,339,214	$421,311
Net realized gain (loss) on investments	42,010	(24,571)	255,281	1,367,712	(13,409)	2,835,083	2,626,152	572,991	5,072,297	1,057,196
Net change in unrealized appreciation
(depreciation) on investments	270,103	(496,810)	540,398	5,576,410	(33,808)	10,616,787	8,568,596	6,726,640	56,018,519	7,477,086
Net increase (decrease) in net assets
from operations	302,842	(609,957)	780,995	6,763,110	(87,869)	13,110,423	11,156,970	7,695,504	63,430,030	8,955,593

Contract transactions 1
Purchase payments (Note 4)	739,595	6,249,012	1,243,058	5,318,820	911,754	14,140,705	4,447,805	6,574,602	9,443,913	1,179,797
Surrenders and terminations	(13,600)	(371,834)	(89,581)	(836,005)	(83,867)	(2,200,893)	(2,625,233)	(3,730,614)	(27,505,992)	(3,655,136)
Transfers between Investment Divisions	854,113	2,755,900	1,227,791	3,593,938	26,959	12,165,834	2,089,686	2,895,165	(11,383,564)	(1,120,318)
Contract owner charges (Note 3)	(10,397)	(114,753)	(29,765)	(228,379)	(18,090)	(371,617)	(459,685)	(261,913)	(914,957)	(266,866)
Net increase (decrease) in net assets
from contract transactions	1,569,711	8,518,325	2,351,503	7,848,374	836,756	23,734,029	3,452,573	5,477,240	(30,360,600)	(3,862,523)

Net increase (decrease) in net assets	1,872,553	7,908,368	3,132,498	14,611,484	748,887	36,844,452	14,609,543	13,172,744	33,069,430	5,093,070

Net assets beginning of period	432,517	8,490,579	1,887,352	19,350,480	2,443,875	27,338,903	50,449,226	36,273,145	229,094,158	31,818,153

Net assets end of period	$2,305,070	$16,398,947	$5,019,850	$33,961,964	$3,192,762	$64,183,355	$65,058,769	$49,445,889	$262,163,588	$36,911,223

1 Contract unit transactions
Units Outstanding at December 31, 2012	42,823	812,084	161,390	2,432,537	242,407	1,865,078	4,879,219	2,386,698	18,621,693	3,321,589

Units Issued	177,208	1,245,431	394,067	1,249,230	111,191	1,634,584	885,943	717,702	1,192,392	293,153
Units Redeemed	(53,470)	(396,305)	(222,304)	(447,929)	(29,596)	(363,303)	(595,588)	(399,698)	(3,407,122)	(656,931)

Units Outstanding at December 31, 2013	166,561	1,661,210	333,153	3,233,838	324,002	3,136,359	5,169,574	2,704,702	16,406,963	2,957,811

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/MC Nasdaq 25 Fund	JNL/MC NYSE International 25 Fund	JNL/MC Oil & Gas Sector Fund	JNL/MC Pacific Rim 30 Fund	JNL/MC S&P 24 Fund	JNL/MC S&P 400 MidCap Index Fund	JNL/MC S&P 500 Index Fund	JNL/MC S&P SMid 60 Fund	JNL/MC Select Small-Cap Fund(a)	JNL/MC Small Cap Index Fund
Operations
Net investment income (loss)	$(107,738)	$116,483	$(194,910)	$118,464	$(17,888)	$(349,937)	$(367,033)	$13,671	$30,977	$(159,797)
Net realized gain (loss) on investments	1,734,566	(135,708)	2,617,471	252,040	317,674	4,240,577	10,164,462	701,591	1,868,858	5,424,064
Net change in unrealized appreciation
(depreciation) on investments	3,532,882	1,238,324	8,882,131	48,362	693,218	10,258,412	31,853,324	2,208,563	(141,887)	9,412,065
Net increase (decrease) in net assets
from operations	5,159,710	1,219,099	11,304,692	418,866	993,004	14,149,052	41,650,753	2,923,825	1,757,948	14,676,332

Contract transactions 1
Purchase payments (Note 4)	3,284,371	725,327	8,181,665	1,303,586	528,087	11,915,781	33,691,741	2,299,298	885,417	8,064,033
Surrenders and terminations	(520,240)	(344,401)	(3,053,344)	(131,307)	(66,658)	(4,505,369)	(11,019,570)	(932,383)	(571,549)	(4,156,310)
Transfers between Investment Divisions	(2,524,789)	(654,193)	(17,706)	740,599	105,569	13,377,339	19,035,421	2,094,146	(10,683,640)	19,255,345
Contract owner charges (Note 3)	(118,864)	(46,205)	(473,215)	(49,323)	(22,385)	(362,581)	(1,449,137)	(82,020)	(35,201)	(278,851)
Net increase (decrease) in net assets
from contract transactions	120,478	(319,472)	4,637,400	1,863,555	544,613	20,425,170	40,258,455	3,379,041	(10,404,973)	22,884,217

Net increase (decrease) in net assets	5,280,188	899,627	15,942,092	2,282,421	1,537,617	34,574,222	81,909,208	6,302,866	(8,647,025)	37,560,549

Net assets beginning of period	14,651,467	5,790,870	46,920,660	4,073,645	2,336,780	40,766,118	123,527,232	6,871,198	8,647,025	34,921,556

Net assets end of period	$19,931,655	$6,690,497	$62,862,752	$6,356,066	$3,874,397	$75,340,340	$205,436,440	$13,174,064	$-	$72,482,105

1 Contract unit transactions
Units Outstanding at December 31, 2012	1,111,698	854,054	1,449,911	294,319	214,921	2,205,733	10,096,069	590,469	591,089	2,178,143

Units Issued	438,987	211,551	383,891	271,069	106,879	1,264,229	5,572,151	467,232	98,815	1,587,529
Units Redeemed	(464,590)	(251,720)	(266,751)	(151,826)	(65,021)	(364,804)	(2,734,393)	(220,582)	(689,904)	(459,640)

Units Outstanding at December 31, 2013	1,086,095	813,885	1,567,051	413,562	256,779	3,105,158	12,933,827	837,119	-	3,306,032

(a) The period is from January 1, 2013 through acquisition September 13, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/MC Technology Sector Fund	JNL/MC Utilities Sector Fund(a)	JNL/MC Value Line 30 Fund	JNL/MC VIP Fund(b)	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund
Operations
Net investment income (loss)	$(325,193)	$4,816	$88,273	$161,191	$(29,628)	$(95,464)	$(221,317)	$(353,724)	$(1,003,011)	$270,362
Net realized gain (loss) on investments	1,231,152	(45)	(17,618)	1,163,626	31,715	(857)	1,634,160	6,774,013	564,705	238,855
Net change in unrealized appreciation
(depreciation) on investments	7,480,503	(3,598)	7,447,593	950,887	576,333	(17,948)	7,032,314	(17,788,804)	(9,152,053)	319,897
Net increase (decrease) in net assets
from operations	8,386,462	1,173	7,518,248	2,275,704	578,420	(114,269)	8,445,157	(11,368,515)	(9,590,359)	829,114

Contract transactions 1
Purchase payments (Note 4)	6,592,695	234,108	1,496,186	687,662	1,515,434	5,384,135	6,581,630	14,575,716	41,648,788	24,216,311
Surrenders and terminations	(1,486,234)	(15,873)	(2,308,033)	(602,706)	(25,649)	(138,489)	(2,453,463)	(6,459,364)	(16,964,301)	(1,429,787)
Transfers between Investment Divisions	265,187	51,464	(1,178,128)	(15,088,606)	1,036,810	1,801,566	2,798,827	(26,651,282)	(30,529,754)	17,822,811
Contract owner charges (Note 3)	(337,445)	(2)	(100,065)	(43,114)	(19,820)	(68,443)	(313,343)	(921,383)	(2,416,804)	(260,769)
Net increase (decrease) in net assets
from contract transactions	5,034,203	269,697	(2,090,040)	(15,046,764)	2,506,775	6,978,769	6,613,651	(19,456,313)	(8,262,071)	40,348,566

Net increase (decrease) in net assets	13,420,665	270,870	5,428,208	(12,771,060)	3,085,195	6,864,500	15,058,808	(30,824,828)	(17,852,430)	41,177,680

Net assets beginning of period	32,856,335	-	23,651,955	12,771,060	702,259	3,679,521	32,151,640	111,530,096	259,260,755	14,169,753

Net assets end of period	$46,277,000	$270,870	$29,080,163	$-	$3,787,454	$10,544,021	$47,210,448	$80,705,268	$241,408,325	$55,347,433

1 Contract unit transactions
Units Outstanding at December 31, 2012	4,469,516	-	2,332,509	1,095,125	74,053	352,822	2,181,725	7,507,512	13,242,310	1,347,504

Units Issued	1,633,512	30,894	266,915	78,217	235,378	1,101,140	772,323	1,470,861	4,014,278	4,450,160
Units Redeemed	(1,050,062)	(2,476)	(445,673)	(1,173,342)	(15,047)	(426,210)	(383,287)	(2,919,291)	(4,541,263)	(693,265)

Units Outstanding at December 31, 2013	5,052,966	28,418	2,153,751	-	294,384	1,027,752	2,570,761	6,059,082	12,715,325	5,104,399

(a) Commencement of operations April 29, 2013.
(b) The period is from January 1, 2013 through acquisition September 13, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P 4 Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Managed Aggressive Growth Fund
Operations
Net investment income (loss)	$3,909,956	$(89,983)	$(76,332)	$(12,563)	$1,382,728	$(751,411)	$(152,415)	$381,379	$(134,966)	$(845,702)
Net realized gain (loss) on investments	4,052,487	859,055	1,079,571	432,646	350,700	9,121,097	2,893,661	7,509,353	3,413,425	4,787,710
Net change in unrealized appreciation
(depreciation) on investments	(3,076,056)	2,057,469	1,006,725	1,557,541	3,900,415	26,988,422	3,772,162	12,306,479	6,006,134	16,654,882
Net increase (decrease) in net assets
from operations	4,886,387	2,826,541	2,009,964	1,977,624	5,633,843	35,358,108	6,513,408	20,197,211	9,284,593	20,596,890

Contract transactions 1
Purchase payments (Note 4)	17,111,991	2,175,286	1,841,287	584,077	5,103,420	39,544,540	4,369,987	15,917,750	4,747,684	11,940,757
Surrenders and terminations	(5,448,763)	(323,417)	(326,632)	(487,052)	(592,976)	(5,212,392)	(1,011,949)	(3,718,468)	(3,762,593)	(7,618,561)
Transfers between Investment Divisions	1,393,297	1,003,109	541,851	643,544	(91,740)	31,058,497	8,627,939	43,083,801	12,507,081	20,177,257
Contract owner charges (Note 3)	(585,781)	(82,820)	(69,249)	(39,067)	(133,575)	(762,822)	(186,711)	(803,585)	(210,130)	(746,226)
Net increase (decrease) in net assets
from contract transactions	12,470,744	2,772,158	1,987,257	701,502	4,285,129	64,627,823	11,799,266	54,479,498	13,282,042	23,753,227

Net increase (decrease) in net assets	17,357,131	5,598,699	3,997,221	2,679,126	9,918,972	99,985,931	18,312,674	74,676,709	22,566,635	44,350,117

Net assets beginning of period	71,645,790	5,314,032	4,598,282	5,002,537	12,551,919	67,213,715	14,020,729	55,100,331	13,730,943	77,047,755

Net assets end of period	$89,002,921	$10,912,731	$8,595,503	$7,681,663	$22,470,891	$167,199,646	$32,333,403	$129,777,040	$36,297,578	$121,397,872

1 Contract unit transactions
Units Outstanding at December 31, 2012	4,003,566	487,655	415,115	320,328	1,191,468	5,398,894	1,035,136	4,453,482	1,070,905	5,055,596

Units Issued	1,991,837	648,207	371,423	104,582	474,064	4,906,431	1,110,903	5,192,983	1,504,099	2,649,611
Units Redeemed	(1,367,444)	(416,979)	(213,311)	(86,080)	(149,489)	(844,435)	(449,668)	(1,495,989)	(659,156)	(1,338,198)

Units Outstanding at December 31, 2013	4,627,959	718,883	573,227	338,830	1,516,043	9,460,890	1,696,371	8,150,476	1,915,848	6,367,009

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Total Yield Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund
Operations
Net investment income (loss)	$(1,505,114)	$(1,710,193)	$(2,778,326)	$(3,781,237)	$(34,282)	$(1,782,816)	$(1,741,978)	$(789)	$(198,347)	$34,875
Net realized gain (loss) on investments	2,060,887	8,008,564	4,901,003	7,765,008	1,348,343	12,181,389	12,251,722	(17,178)	6,235,267	4,925,734
Net change in unrealized appreciation
(depreciation) on investments	3,577,313	42,194,443	18,717,926	43,581,388	2,639,058	27,494,810	21,966,768	(502,524)	11,902,757	13,870,805
Net increase (decrease) in net assets
from operations	4,133,086	48,492,814	20,840,603	47,565,159	3,953,119	37,893,383	32,476,512	(520,491)	17,939,677	18,831,414

Contract transactions 1
Purchase payments (Note 4)	18,687,879	36,731,650	37,230,073	51,499,438	2,955,977	19,420,247	14,582,647	13,080,759	12,187,722	23,489,787
Surrenders and terminations	(10,206,610)	(16,266,932)	(15,656,279)	(20,995,043)	(414,406)	(6,744,411)	(5,864,114)	(2,335,519)	(4,672,429)	(6,365,767)
Transfers between Investment Divisions	(13,950,994)	10,579,421	(12,072,249)	2,785,360	5,588,161	(1,475,284)	(5,178,789)	3,769,514	1,767,621	11,640,811
Contract owner charges (Note 3)	(1,398,507)	(2,030,058)	(2,398,407)	(3,270,226)	(99,022)	(924,440)	(842,801)	(317,954)	(417,404)	(1,143,230)
Net increase (decrease) in net assets
from contract transactions	(6,868,232)	29,014,081	7,103,138	30,019,529	8,030,710	10,276,112	2,696,943	14,196,800	8,865,510	27,621,601

Net increase (decrease) in net assets	(2,735,146)	77,506,895	27,943,741	77,584,688	11,983,829	48,169,495	35,173,455	13,676,309	26,805,187	46,453,015

Net assets beginning of period	146,423,862	221,039,821	236,191,700	325,921,448	5,496,383	101,080,085	95,964,608	31,282,681	47,218,037	98,608,356

Net assets end of period	$143,688,716	$298,546,716	$264,135,441	$403,506,136	$17,480,212	$149,249,580	$131,138,063	$44,958,990	$74,023,224	$145,061,371

1 Contract unit transactions
Units Outstanding at December 31, 2012	11,377,620	13,768,393	17,573,937	20,148,003	506,446	3,156,399	1,902,049	2,972,982	2,882,721	3,212,480

Units Issued	1,928,722	3,266,148	3,419,221	3,970,727	760,681	878,806	393,032	2,312,072	1,101,978	1,207,219
Units Redeemed	(2,469,266)	(1,694,732)	(2,931,355)	(2,309,631)	(187,049)	(667,029)	(375,760)	(963,287)	(639,321)	(424,344)

Units Outstanding at December 31, 2013	10,837,076	15,339,809	18,061,803	21,809,099	1,080,078	3,368,176	1,919,321	4,321,767	3,345,378	3,995,355

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$(842,907)	$111,651
Net realized gain (loss) on investments	238	3,330,912
Net change in unrealized appreciation
(depreciation) on investments	-	5,231,390
Net increase (decrease) in net assets
from operations	(842,669)	8,673,953

Contract transactions 1
Purchase payments (Note 4)	67,864,303	6,170,450
Surrenders and terminations	(5,853,459)	(1,565,159)
Transfers between Investment Divisions	(47,081,878)	(16,687)
Contract owner charges (Note 3)	(449,707)	(257,183)
Net increase (decrease) in net assets
from contract transactions	14,479,259	4,331,421

Net increase (decrease) in net assets	13,636,590	13,005,374

Net assets beginning of period	45,025,672	27,687,894

Net assets end of period	$58,662,262	$40,693,268

1 Contract unit transactions
Units Outstanding at December 31, 2012	3,689,278	1,274,719

Units Issued	8,324,645	469,637
Units Redeemed	(7,196,826)	(296,078)

Units Outstanding at December 31, 2013	4,817,097	1,448,278

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	CG -BalancedIncomeFund(a)	CG -Equity 100 Fund(b)	CG -Fixed 100Fund(b)	CG -InstitutionalAlt 100Fund(a)	CG -InstitutionalAlt 65Fund(a)	CG -MaximizeIncomeFund(a)	CG -MaximumGrowthFund(a)	CG -ModerateGrowthFund(a)	CG -RisingIncomeFund(a)	CG -TacticalMaximum GrowthFund(a)
Operations
Net investment income (loss)	$(5,675)	$(163)	$(787)	$(21,098)	$(7,541)	$(2,729)	$(3,039)	$(14,556)	$(4,249)	$(5,007)
Net realized gain (loss) on investments	90	(565)	1	3,126	748	255	486	4,711	155	386
Net change in unrealized appreciation
(depreciation) on investments	43,760	4,882	487	165,371	88,418	20,240	32,374	165,683	38,400	42,902
Net increase (decrease) in net assets
from operations	38,175	4,154	(299)	147,399	81,625	17,766	29,821	155,838	34,306	38,281

Contract transactions 1
Purchase payments (Note 4)	2,384,678	312,217	278,322	6,093,097	2,317,373	790,707	842,958	4,199,841	1,426,970	1,214,745
Surrenders and terminations	(4,233)	(58)	-	(3,416)	(59)	(11,268)	-	(11,230)	(465)	(2,960)
Transfers between Investment Divisions	35,985	(24,698)	-	87,321	216,279	-	17,335	32,101	1,979	196,373
Contract owner charges (Note 3)	-	-	-	-	-	-	-	(22)	-	(30)
Net increase (decrease) in net assets
from contract transactions	2,416,430	287,461	278,322	6,177,002	2,533,593	779,439	860,293	4,220,690	1,428,484	1,408,128

Net increase (decrease) in net assets	2,454,605	291,615	278,023	6,324,401	2,615,218	797,205	890,114	4,376,528	1,462,790	1,446,409

Net assets beginning of period	-	-	-	-	-	-	-	-	-	-

Net assets end of period	$2,454,605	$291,615	$278,023	$6,324,401	$2,615,218	$797,205	$890,114	$4,376,528	$1,462,790	$1,446,409

1 Contract unit transactions
Units Outstanding at December 31, 2011	-	-	-	-	-	-	-	-	-	-

Units Issued	235,773	30,865	27,684	627,043	254,423	76,893	88,391	438,299	140,868	144,646
Units Redeemed	(427)	(2,521)	-	(2,618)	(1,499)	(1,084)	(1,837)	(18,716)	(48)	(2,289)

Units Outstanding at December 31, 2012	235,346	28,344	27,684	624,425	252,924	75,809	86,554	419,583	140,820	142,357

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	CG -TacticalModerate GrowthFund(a)	Curian DynamicRisk Advantage -AggressiveFund(a)	Curian DynamicRisk Advantage -DiversifiedFund(a)	Curian DynamicRisk Advantage -IncomeFund(a)	CurianTacticalAdvantage 35Fund(a)	CurianTacticalAdvantage 60Fund(a)	CurianTacticalAdvantage 75Fund(a)	Curian/American FundsGrowthFund(a)	Curian/DFA U.S.Micro CapFund(b)	Curian/EpochGlobal ShareholderYieldFund(a)

Operations
Net investment income (loss)	$(16,008)	$(3,775)	$(7,768)	$17,625	$6,924	$7,335	$3,620	$(1,254)	$(14)	$1,422
Net realized gain (loss) on investments	347	(204)	23,723	6,981	2,858	3,046	(24,650)	192	1	1
Net change in unrealized appreciation
(depreciation) on investments	127,494	(15,674)	(7,729)	28,237	9,396	32,886	28,362	15,345	875	(64)
Net increase (decrease) in net assets
from operations	111,833	(19,653)	8,226	52,843	19,178	43,267	7,332	14,283	862	1,359

Contract transactions 1
Purchase payments (Note 4)	4,423,660	874,113	2,484,977	2,439,861	1,434,046	1,411,011	1,358,937	419,967	13,050	139,445
Surrenders and terminations	(4,751)	(13,021)	(7,164)	(5,122)	(2,268)	(4,551)	(2,213)	(2,900)	-	-
Transfers between Investment Divisions	92,274	99,586	29,020	16,846	(56,723)	957	(563,168)	13,287	-	-
Contract owner charges (Note 3)	-	-	(10)	-	-	(10)	-	(21)	-	-
Net increase (decrease) in net assets
from contract transactions	4,511,183	960,678	2,506,823	2,451,585	1,375,055	1,407,407	793,556	430,333	13,050	139,445

Net increase (decrease) in net assets	4,623,016	941,025	2,515,049	2,504,428	1,394,233	1,450,674	800,888	444,616	13,912	140,804

Net assets beginning of period	-	-	-	-	-	-	-	-	-	-

Net assets end of period	$4,623,016	$941,025	$2,515,049	$2,504,428	$1,394,233	$1,450,674	$800,888	$444,616	$13,912	$140,804

1 Contract unit transactions
Units Outstanding at December 31, 2011	-	-	-	-	-	-	-	-	-	-

Units Issued	452,296	101,422	253,686	244,591	141,548	140,564	135,043	42,648	1,381	13,269
Units Redeemed	(527)	(1,778)	(2,217)	(767)	(6,568)	(1,462)	(58,970)	(598)	-	-

Units Outstanding at December 31, 2012	451,769	99,644	251,469	243,824	134,980	139,102	76,073	42,050	1,381	13,269

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	Curian/FAMCOFlex CoreCovered CallFund(a)	Curian/FranklinTempleton FrontierMarketsFund(b)	Curian/FranklinTempleton NaturalResourcesFund(a)	Curian/Neuberger BermanCurrencyFund(b)	Curian/NicholasConvertibleArbitrageFund(a)	Curian/PIMCOCredit IncomeFund(a)	Curian/Pinebridge MergerArbitrageFund(a)	Curian/TheBoston CompanyEquity IncomeFund(a)	Curian/The BostonCompany Multi-Alpha Market NeutralEquity Fund(a)	Curian/Van EckInternational GoldFund(b)

Operations
Net investment income (loss)	$6,256	$-	$875	$(338)	$(3,078)	$3,208	$(6,488)	$1,813	$(2,239)	$(309)
Net realized gain (loss) on investments	(126)	-	515	47	565	2,281	(144)	735	(188)	(2,637)
Net change in unrealized appreciation
(depreciation) on investments	(7,058)	8	2,367	341	9,748	7,211	11,614	7,513	(5,875)	(12,233)
Net increase (decrease) in net assets
from operations	(928)	8	3,757	50	7,235	12,700	4,982	10,061	(8,302)	(15,179)

Contract transactions 1
Purchase payments (Note 4)	1,057,201	500	453,698	171,061	1,064,099	680,506	2,240,007	242,696	831,051	198,122
Surrenders and terminations	(9,302)	-	(557)	-	(8,422)	(3,514)	(11,661)	-	(8,791)	(120)
Transfers between Investment Divisions	56,878	-	16,854	13,122	38,284	(50,122)	32,214	4,982	7,934	(404)
Contract owner charges (Note 3)	-	-	(43)	-	-	-	-	-	-	-
Net increase (decrease) in net assets
from contract transactions	1,104,777	500	469,952	184,183	1,093,961	626,870	2,260,560	247,678	830,194	197,598

Net increase (decrease) in net assets	1,103,849	508	473,709	184,233	1,101,196	639,570	2,265,542	257,739	821,892	182,419

Net assets beginning of period	-	-	-	-	-	-	-	-	-	-

Net assets end of period	$1,103,849	$508	$473,709	$184,233	$1,101,196	$639,570	$2,265,542	$257,739	$821,892	$182,419

1 Contract unit transactions
Units Outstanding at December 31, 2011	-	-	-	-	-	-	-	-	-	-

Units Issued	109,736	49	60,798	19,145	121,290	65,715	242,087	23,996	94,490	21,801
Units Redeemed	(1,340)	-	(6,808)	(843)	(12,889)	(5,159)	(15,076)	(6)	(12,864)	(1,510)

Units Outstanding at December 31, 2012	108,396	49	53,990	18,302	108,401	60,556	227,011	23,990	81,626	20,291

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL DisciplinedGrowthFund	JNL DisciplinedModerateFund	JNL DisciplinedModerateGrowth Fund	JNL InstitutionalAlt 20Fund	JNL InstitutionalAlt 35Fund	JNL InstitutionalAlt 50Fund	JNL InstitutionalAlt 65Fund	JNL/AmericanFunds BalancedAllocationFund(a)	JNL/AmericanFunds Blue ChipIncome andGrowth Fund	JNL/AmericanFunds GlobalBond Fund

Operations
Net investment income (loss)	$(61,224)	$(21,055)	$(34,145)	$39,476	$147,787	$280,890	$388,514	$(27,509)	$(174,652)	$72,572
Net realized gain (loss) on investments	660,140	2,011,123	1,953,850	1,527,781	1,945,344	2,659,159	2,619,516	10,930	491,671	291,118
Net change in unrealized appreciation
(depreciation) on investments	1,206,147	2,537,717	3,034,832	2,582,511	2,494,072	3,367,262	905,495	198,817	2,860,524	346,300
Net increase (decrease) in net assets
from operations	1,805,063	4,527,785	4,954,537	4,149,768	4,587,203	6,307,311	3,913,525	182,238	3,177,543	709,990

Contract transactions 1
Purchase payments (Note 4)	3,662,460	9,999,485	13,342,572	17,322,569	15,071,879	27,836,262	(600)	4,942,551	13,570,670	4,443,753
Surrenders and terminations	(671,363)	(1,466,576)	(1,340,473)	(1,953,786)	(1,110,167)	(1,478,321)	(4,086,366)	(15,058)	(939,893)	(621,027)
Transfers between Investment Divisions	(456,740)	1,709,590	72,624	165,617	7,376,090	4,237,073	(1,173,803)	645,448	1,069,344	40,194
Contract owner charges (Note 3)	(146,324)	(418,547)	(374,776)	(468,832)	(611,926)	(840,032)	(280,654)	(18,107)	(422,754)	(252,411)
Net increase (decrease) in net assets
from contract transactions	2,388,033	9,823,952	11,699,947	15,065,568	20,725,876	29,754,982	(5,541,423)	5,554,834	13,277,367	3,610,509

Net increase (decrease) in net assets	4,193,096	14,351,737	16,654,484	19,215,336	25,313,079	36,062,293	(1,627,898)	5,737,072	16,454,910	4,320,499

Net assets beginning of period	12,882,942	35,386,755	34,824,257	38,069,492	40,355,967	58,073,533	44,013,794	-	23,677,546	16,600,360

Net assets end of period	$17,076,038	$49,738,492	$51,478,741	$57,284,828	$65,669,046	$94,135,826	$42,385,896	$5,737,072	$40,132,456	$20,920,859

1 Contract unit transactions
Units Outstanding at December 31, 2011	1,571,969	3,671,834	3,911,919	2,833,235	2,890,742	4,075,978	2,999,681	-	2,367,529	1,563,311

Units Issued	529,151	1,388,210	1,763,423	1,409,088	1,692,973	2,400,166	73,578	593,093	1,533,886	688,414
Units Redeemed	(253,906)	(433,749)	(531,329)	(348,061)	(284,857)	(420,924)	(432,186)	(36,513)	(307,238)	(358,585)

Units Outstanding at December 31, 2012	1,847,214	4,626,295	5,144,013	3,894,262	4,298,858	6,055,220	2,641,073	556,580	3,594,177	1,893,140

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/AmericanFunds GlobalSmall CapitalizationFund	JNL/AmericanFunds GrowthAllocationFund(a)	JNL/AmericanFundsGrowth-IncomeFund	JNL/AmericanFundsInternationalFund	JNL/AmericanFunds NewWorld Fund	JNL/AQRManaged FuturesStrategyFund	JNL/BlackRockCommoditySecuritiesFund	JNL/BlackRockGlobal AllocationFund	JNL/BrookfieldGlobalInfrastructureFund	JNL/CapitalGuardian GlobalBalancedFund

Operations
Net investment income (loss)	$(88,754)	$(16,911)	$(287,226)	$(59,154)	$(86,999)	$(4,588)	$(684,912)	$(676,514)	$(29,688)	$82,797
Net realized gain (loss) on investments	40,341	6,380	571,289	(51,381)	46,714	650	75,918	202,300	37,677	107,584
Net change in unrealized appreciation
(depreciation) on investments	1,617,547	154,409	4,950,540	2,372,871	2,520,253	69,851	104,638	3,236,115	284,046	1,916,450
Net increase (decrease) in net assets
from operations	1,569,134	143,878	5,234,603	2,262,336	2,479,968	65,913	(504,356)	2,761,901	292,035	2,106,831

Contract transactions 1
Purchase payments (Note 4)	3,166,589	2,969,745	13,785,470	5,073,151	5,400,767	1,494,966	7,252,381	35,979,757	2,860,086	1,657,195
Surrenders and terminations	(200,371)	(13,348)	(2,427,999)	(832,342)	(397,260)	(4,744)	(1,835,844)	(2,285,276)	(35,730)	(1,475,483)
Transfers between Investment Divisions	276,879	1,171,065	2,121,442	810,342	933,848	91,298	(1,190,365)	11,719,494	1,313,087	(357,058)
Contract owner charges (Note 3)	(128,288)	(11,032)	(509,353)	(193,512)	(202,052)	(22)	(342,587)	(461,907)	(16,548)	(121,857)
Net increase (decrease) in net assets
from contract transactions	3,114,809	4,116,430	12,969,560	4,857,639	5,735,303	1,581,498	3,883,585	44,952,068	4,120,895	(297,203)

Net increase (decrease) in net assets	4,683,943	4,260,308	18,204,163	7,119,975	8,215,271	1,647,411	3,379,229	47,713,969	4,412,930	1,809,628

Net assets beginning of period	8,653,460	-	29,983,489	11,986,610	13,116,960	-	40,160,435	18,579,233	350,285	18,674,990

Net assets end of period	$13,337,403	$4,260,308	$48,187,652	$19,106,585	$21,332,231	$1,647,411	$43,539,664	$66,293,202	$4,763,215	$20,484,618

1 Contract unit transactions
Units Outstanding at December 31, 2011	988,420	-	3,011,671	1,324,305	1,382,811	-	3,938,935	1,902,158	33,842	1,721,631

Units Issued	455,711	429,237	1,649,123	790,103	780,588	187,087	1,197,569	5,000,124	455,459	238,942
Units Redeemed	(131,399)	(16,501)	(456,292)	(287,470)	(215,531)	(19,804)	(842,992)	(610,646)	(95,938)	(264,106)

Units Outstanding at December 31, 2012	1,312,732	412,736	4,204,502	1,826,938	1,947,868	167,283	4,293,512	6,291,636	393,363	1,696,467

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/Capital Guardian GlobalDiversifiedResearch Fund	JNL/DFA U.S.Core EquityFund	JNL/EagleSmallCap EquityFund	JNL/Eastspring InvestmentsAsia ex-JapanFund	JNL/Eastspring InvestmentsChina-IndiaFund	JNL/FranklinTempleton FoundingStrategy Fund	JNL/Franklin TempletonGlobal GrowthFund	JNL/Franklin Templeton GlobalMultisector BondFund	JNL/FranklinTempletonIncome Fund	JNL/Franklin Templeton Inter-national Small CapGrowth Fund
Operations
Net investment income (loss)	$(45,147)	$(58,222)	$(664,702)	$(91,180)	$(188,894)	$402,411	$(1,160)	$(66,037)	$2,422,064	$2,264
Net realized gain (loss) on investments	198,544	145,307	671,549	401,091	(792,629)	663,746	123,838	59,518	961,393	101,042
Net change in unrealized appreciation
(depreciation) on investments	1,419,746	821,579	4,339,371	1,493,871	5,518,026	7,724,363	2,418,508	732,554	4,216,780	2,378,559
Net increase (decrease) in net assets
from operations	1,573,143	908,664	4,346,218	1,803,782	4,536,503	8,790,520	2,541,186	726,035	7,600,237	2,481,865

Contract transactions 1
Purchase payments (Note 4)	878,913	1,450,922	7,794,032	2,055,553	3,349,161	7,344,760	2,164,658	5,037,116	17,354,187	1,723,562
Surrenders and terminations	(589,372)	(544,410)	(1,760,866)	(291,345)	(699,645)	(3,737,366)	(733,771)	(127,689)	(4,562,615)	(353,680)
Transfers between Investment Divisions	(628,807)	(265,102)	(2,923,399)	407,077	(123,079)	(1,633,341)	(117,292)	5,585,321	(1,284,151)	925,304
Contract owner charges (Note 3)	(73,064)	(75,195)	(324,022)	(81,188)	(210,007)	(447,320)	(113,114)	(44,693)	(613,291)	(86,073)
Net increase (decrease) in net assets
from contract transactions	(412,330)	566,215	2,785,745	2,090,097	2,316,430	1,526,733	1,200,481	10,450,055	10,894,130	2,209,113

Net increase (decrease) in net assets	1,160,813	1,474,879	7,131,963	3,893,879	6,852,933	10,317,253	3,741,667	11,176,090	18,494,367	4,690,978

Net assets beginning of period	10,792,192	7,533,057	38,956,794	7,750,622	19,522,036	61,513,561	12,114,415	-	67,216,459	8,741,480

Net assets end of period	$11,953,005	$9,007,936	$46,088,757	$11,644,501	$26,374,969	$71,830,814	$15,856,082	$11,176,090	$85,710,826	$13,432,458

1 Contract unit transactions
Units Outstanding at December 31, 2011	490,918	482,052	1,490,214	1,059,720	3,207,448	7,294,891	1,665,414	-	6,100,360	1,302,324

Units Issued	60,908	122,965	445,760	614,141	1,134,272	1,043,561	376,623	1,044,425	1,961,724	476,002
Units Redeemed	(83,591)	(93,353)	(360,166)	(353,686)	(774,200)	(879,004)	(229,383)	(85,785)	(1,026,073)	(179,550)

Units Outstanding at December 31, 2012	468,235	511,664	1,575,808	1,320,175	3,567,520	7,459,448	1,812,654	958,640	7,036,011	1,598,776

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/FranklinTempleton MutualShares Fund	JNL/Franklin TempletonSmall CapValue Fund	JNL/ Goldman SachsCore PlusBond Fund	JNL/Goldman Sachs EmergingMarkets DebtFund	JNL/ Goldman SachsMid CapValue Fund	JNL/Goldman Sachs U.S.Equity FlexFund	JNL/InvescoGlobal Real EstateFund	JNL/InvescoInternationalGrowth Fund	JNL/InvescoLarge CapGrowth Fund	JNL/InvescoSmall CapGrowth Fund
Operations
Net investment income (loss)	$290	$(251,949)	$311,664	$(271,547)	$(91,084)	$(75,247)	$(232,158)	$29,104	$(299,508)	$(231,785)
Net realized gain (loss) on investments	343,464	446,163	1,683,983	362,029	307,416	119,160	857,034	91,804	898,397	1,105,608
Net change in unrealized appreciation
(depreciation) on investments	2,487,460	2,641,641	68,687	2,790,665	3,075,322	953,169	5,783,573	2,702,162	1,185,108	1,018,552
Net increase (decrease) in net assets
from operations	2,831,214	2,835,855	2,064,334	2,881,147	3,291,654	997,082	6,408,449	2,823,070	1,783,997	1,892,375

Contract transactions 1
Purchase payments (Note 4)	4,935,733	3,410,487	7,175,727	856,343	5,047,632	815,140	6,136,901	3,739,778	4,258,718	3,462,534
Surrenders and terminations	(899,352)	(589,493)	(3,088,484)	(914,112)	(658,023)	(274,767)	(922,202)	(1,130,201)	(1,141,068)	(611,768)
Transfers between Investment Divisions	(559,596)	848,638	5,735,474	(2,192,025)	(3,964,734)	66,983	5,684,136	(471,884)	52,787	(399,854)
Contract owner charges (Note 3)	(229,994)	(165,437)	(282,461)	(164,739)	(202,994)	(51,029)	(202,422)	(150,302)	(136,114)	(99,394)
Net increase (decrease) in net assets
from contract transactions	3,246,791	3,504,195	9,540,256	(2,414,533)	221,881	556,327	10,696,413	1,987,391	3,034,323	2,351,518

Net increase (decrease) in net assets	6,078,005	6,340,050	11,604,590	466,614	3,513,535	1,553,409	17,104,862	4,810,461	4,818,320	4,243,893

Net assets beginning of period	22,395,345	16,216,770	30,199,266	17,233,294	22,893,612	5,277,234	19,221,422	18,853,686	16,199,827	10,987,503

Net assets end of period	$28,473,350	$22,556,820	$41,803,856	$17,699,908	$26,407,147	$6,830,643	$36,326,284	$23,664,147	$21,018,147	$15,231,396

1 Contract unit transactions
Units Outstanding at December 31, 2011	2,771,279	1,344,943	1,310,039	1,378,245	1,902,348	696,297	1,687,856	1,283,451	1,433,079	743,350

Units Issued	726,815	454,826	809,154	89,142	518,560	198,061	1,565,789	330,236	496,501	587,509
Units Redeemed	(353,451)	(184,918)	(417,935)	(270,846)	(529,596)	(128,941)	(733,823)	(208,591)	(251,616)	(444,288)

Units Outstanding at December 31, 2012	3,144,643	1,614,851	1,701,258	1,196,541	1,891,312	765,417	2,519,822	1,405,096	1,677,964	886,571

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/IvyAsset StrategyFund	JNL/JPMorganInternationalValue Fund	JNL/JPMorganMidCap GrowthFund	JNL/JPMorgan U.S. Government& Quality BondFund	JNL/LazardEmerging MarketsFund	JNL/LazardMid CapEquity Fund	JNL/M&GGlobal BasicsFund	JNL/M&GGlobal LeadersFund	JNL/MC 10 x 10Fund	JNL/MC25 Fund
Operations
Net investment income (loss)	$(1,012,890)	$621,151	$(317,241)	$274,377	$184,700	$(209,803)	$(12,312)	$(11,213)	$272,324	$198,591
Net realized gain (loss) on investments	461,763	(695,597)	2,017,300	879,639	1,199,833	115,399	85,132	10,893	608,442	1,177,168
Net change in unrealized appreciation
(depreciation) on investments	9,932,722	2,914,609	948,263	(365,976)	6,667,333	956,931	102,653	280,431	3,517,826	2,657,089
Net increase (decrease) in net assets
from operations	9,381,595	2,840,163	2,648,322	788,040	8,051,866	862,527	175,473	280,111	4,398,592	4,032,848

Contract transactions 1
Purchase payments (Note 4)	17,459,699	2,870,025	3,676,657	10,641,156	353,329	2,322,456	612,596	1,067,539	1,958,837	4,061,912
Surrenders and terminations	(2,067,681)	(1,042,182)	(1,520,188)	(2,630,142)	(1,956,919)	(987,614)	(169,548)	(79,804)	(1,869,159)	(2,710,155)
Transfers between Investment Divisions	4,338,100	4,715	(7,025,617)	(2,006,018)	(2,034,326)	(225,783)	532,077	(635,795)	(307,212)	5,268,831
Contract owner charges (Note 3)	(787,830)	(109,678)	(119,590)	(288,587)	(342,264)	(92,736)	(30,055)	(18,487)	(215,691)	(152,657)
Net increase (decrease) in net assets
from contract transactions	18,942,288	1,722,880	(4,988,738)	5,716,409	(3,980,180)	1,016,323	945,070	333,453	(433,225)	6,467,931

Net increase (decrease) in net assets	28,323,883	4,563,043	(2,340,416)	6,504,449	4,071,686	1,878,850	1,120,543	613,564	3,965,367	10,500,779

Net assets beginning of period	53,308,752	17,378,677	19,639,043	35,432,206	41,160,945	14,087,669	2,555,802	1,890,283	31,009,689	22,351,097

Net assets end of period	$81,632,635	$21,941,720	$17,298,627	$41,936,655	$45,232,631	$15,966,519	$3,676,345	$2,503,847	$34,975,056	$32,851,876

1 Contract unit transactions
Units Outstanding at December 31, 2011	5,224,782	1,585,919	945,470	1,790,542	3,617,959	781,882	200,223	173,369	3,709,837	1,519,940

Units Issued	2,348,915	382,196	254,027	949,209	86,109	180,747	109,617	126,810	319,517	712,691
Units Redeemed	(637,342)	(235,261)	(468,311)	(671,194)	(402,844)	(131,389)	(38,797)	(96,586)	(364,202)	(319,565)

Units Outstanding at December 31, 2012	6,936,355	1,732,854	731,186	2,068,557	3,301,224	831,240	271,043	203,593	3,665,152	1,913,066

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/MCBond IndexFund	JNL/MCCommunicationsSector Fund	JNL/MCConsumer BrandsSector Fund	JNL/MCDow DividendFund	JNL/MC DowJones U.S. ContrarianOpportunitiesIndex Fund(a)	JNL/MCEmerging MarketsIndex Fund	JNL/MCEuropean 30Fund	JNL/MCFinancialSector Fund	JNL/MCGlobal AlphaFund	JNL/MCHealthcareSector Fund
Operations
Net investment income (loss)	$218,531	$112,583	$(89,432)	$376,244	$(1,527)	$(104,368)	$34,825	$(95,970)	$(33,881)	$(171,546)
Net realized gain (loss) on investments	511,167	51,950	700,206	90,234	4,758	(29,190)	1,041	223,553	45,374	888,030
Net change in unrealized appreciation
(depreciation) on investments	(166,497)	453,434	880,309	1,896,014	13,566	515,520	101,443	2,779,326	(90,843)	2,626,202
Net increase (decrease) in net assets
from operations	563,201	617,967	1,491,083	2,362,492	16,797	381,962	137,309	2,906,909	(79,350)	3,342,686

Contract transactions 1
Purchase payments (Note 4)	5,908,901	1,009,517	2,168,603	7,029,102	278,567	4,612,687	287,432	2,448,527	718,246	5,924,757
Surrenders and terminations	(2,431,007)	(196,438)	(275,038)	(1,156,336)	(1,666)	(419,051)	(37,687)	(540,886)	(112,433)	(1,077,029)
Transfers between Investment Divisions	906,116	2,559,653	4,183,977	(334,868)	139,640	3,842,958	24,800	5,005,727	(152,632)	1,172,261
Contract owner charges (Note 3)	(149,176)	(39,779)	(62,484)	(185,158)	(821)	(41,160)	(16,713)	(124,108)	(21,571)	(173,615)
Net increase (decrease) in net assets
from contract transactions	4,234,834	3,332,953	6,015,058	5,352,740	415,720	7,995,434	257,832	6,789,260	431,610	5,846,374

Net increase (decrease) in net assets	4,798,035	3,950,920	7,506,141	7,715,232	432,517	8,377,396	395,141	9,696,169	352,260	9,189,060

Net assets beginning of period	28,140,996	6,054,115	5,465,436	21,636,507	-	113,183	1,492,211	9,654,311	2,091,615	18,149,843

Net assets end of period	$32,939,031	$10,005,035	$12,971,577	$29,351,739	$432,517	$8,490,579	$1,887,352	$19,350,480	$2,443,875	$27,338,903

1 Contract unit transactions
Units Outstanding at December 31, 2011	2,044,305	1,182,141	462,620	3,067,395	-	12,527	136,783	1,509,426	201,348	1,448,921

Units Issued	692,924	1,153,686	598,718	1,450,106	54,202	1,641,912	66,217	1,511,804	95,189	714,367
Units Redeemed	(392,581)	(724,369)	(155,042)	(734,795)	(11,379)	(842,355)	(41,610)	(588,693)	(54,130)	(298,210)

Units Outstanding at December 31, 2012	2,344,648	1,611,458	906,296	3,782,706	42,823	812,084	161,390	2,432,537	242,407	1,865,078

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/MCIndex 5Fund	JNL/MCInternationalIndex Fund	JNL/MCJNL 5Fund	JNL/MCJNL Optimized5 Fund	JNL/MCNasdaq 25Fund	JNL/MCNYSE International25 Fund	JNL/MCOil & GasSector Fund	JNL/MCPacific Rim 30Fund	JNL/MCS&P 24Fund	JNL/MCS&P 400 MidCapIndex Fund
Operations
Net investment income (loss)	$(66,978)	$351,271	$2,816,064	$365,286	$(147,045)	$117,852	$(224,346)	$12,529	$(25,621)	$(243,146)
Net realized gain (loss) on investments	2,286,316	(1,019,153)	(6,523,630)	(124,266)	506,203	(456,091)	617,530	114,645	298,142	2,064,561
Net change in unrealized appreciation
(depreciation) on investments	3,141,736	5,706,522	38,036,245	3,465,234	966,832	882,647	727,065	237,385	(60,193)	3,653,096
Net increase (decrease) in net assets
from operations	5,361,074	5,038,640	34,328,679	3,706,254	1,325,990	544,408	1,120,249	364,559	212,328	5,474,511

Contract transactions 1
Purchase payments (Note 4)	4,963,987	3,820,376	7,258,535	1,670,264	2,386,446	639,808	7,214,192	632,200	266,292	6,077,593
Surrenders and terminations	(1,962,794)	(2,719,262)	(21,846,013)	(2,154,111)	(611,730)	(206,048)	(2,066,250)	(150,887)	(127,471)	(3,471,675)
Transfers between Investment Divisions	(470,837)	(1,061,061)	(14,944,045)	(1,903,591)	4,706,669	(401,671)	88,913	51,444	(306,399)	(2,552,879)
Contract owner charges (Note 3)	(326,001)	(162,526)	(491,425)	(162,081)	(62,332)	(29,752)	(321,627)	(35,510)	(13,611)	(190,671)
Net increase (decrease) in net assets
from contract transactions	2,204,355	(122,473)	(30,022,948)	(2,549,519)	6,419,053	2,337	4,915,228	497,247	(181,189)	(137,632)

Net increase (decrease) in net assets	7,565,429	4,916,167	4,305,731	1,156,735	7,745,043	546,745	6,035,477	861,806	31,139	5,336,879

Net assets beginning of period	42,883,797	31,356,978	224,788,427	30,661,418	6,906,424	5,244,125	40,885,183	3,211,839	2,305,641	35,429,239

Net assets end of period	$50,449,226	$36,273,145	$229,094,158	$31,818,153	$14,651,467	$5,790,870	$46,920,660	$4,073,645	$2,336,780	$40,766,118

1 Contract unit transactions
Units Outstanding at December 31, 2011	4,652,313	2,402,205	21,249,678	3,600,972	620,214	850,400	1,302,170	256,020	233,399	2,218,086

Units Issued	697,264	483,329	1,100,380	369,326	713,040	229,113	404,738	82,697	50,376	514,508
Units Redeemed	(470,358)	(498,836)	(3,728,365)	(648,709)	(221,556)	(225,459)	(256,997)	(44,398)	(68,854)	(526,861)

Units Outstanding at December 31, 2012	4,879,219	2,386,698	18,621,693	3,321,589	1,111,698	854,054	1,449,911	294,319	214,921	2,205,733

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/MCS&P 500Index Fund	JNL/MCS&P SMid60 Fund	JNL/MCSelect Small-CapFund	JNL/MCSmall CapIndex Fund	JNL/MCTechnologySector Fund	JNL/MCValue Line 30Fund	JNL/MCVIP Fund	JNL/MorganStanley MidCap GrowthFund(a)	JNL/NeubergerBermanStrategic IncomeFund(a)	JNL/OppenheimerGlobal GrowthFund
Operations
Net investment income (loss)	$65,890	$(76,653)	$(117,595)	$(655)	$(443,587)	$(405,784)	$52,848	$(928)	$(17,108)	$(155,233)
Net realized gain (loss) on investments	4,310,077	858,375	(46,012)	1,764,537	2,942,461	(2,740,895)	(299,860)	(668)	1,731	163,825
Net change in unrealized appreciation
(depreciation) on investments	8,409,990	161,270	1,253,449	2,445,233	(1,690,618)	5,286,994	1,478,700	21,623	88,684	4,926,547
Net increase (decrease) in net assets
from operations	12,785,957	942,992	1,089,842	4,209,115	808,256	2,140,315	1,231,688	20,027	73,307	4,935,139

Contract transactions 1
Purchase payments (Note 4)	22,915,713	894,514	772,672	4,239,330	5,412,439	1,133,309	1,386,085	621,263	3,075,283	4,255,347
Surrenders and terminations	(6,725,934)	(419,811)	(656,842)	(2,996,248)	(1,634,092)	(2,084,260)	(797,591)	(28,121)	(15,630)	(1,429,230)
Transfers between Investment Divisions	291,297	(5,834,501)	61,633	289,831	7,723,207	(6,640,059)	(392,134)	91,451	554,892	(956,333)
Contract owner charges (Note 3)	(894,867)	(45,480)	(32,725)	(164,635)	(240,393)	(56,361)	(49,764)	(2,361)	(8,331)	(194,039)
Net increase (decrease) in net assets
from contract transactions	15,586,209	(5,405,278)	144,738	1,368,278	11,261,161	(7,647,371)	146,596	682,232	3,606,214	1,675,745

Net increase (decrease) in net assets	28,372,166	(4,462,286)	1,234,580	5,577,393	12,069,417	(5,507,056)	1,378,284	702,259	3,679,521	6,610,884

Net assets beginning of period	95,155,066	11,333,484	7,412,445	29,344,163	20,786,918	29,159,011	11,392,776	-	-	25,540,756

Net assets end of period	$123,527,232	$6,871,198	$8,647,025	$34,921,556	$32,856,335	$23,651,955	$12,771,060	$702,259	$3,679,521	$32,151,640

1 Contract unit transactions
Units Outstanding at December 31, 2011	8,846,932	1,089,975	582,500	2,094,482	3,099,309	3,089,330	1,079,679	-	-	2,059,450

Units Issued	3,527,083	187,596	161,018	451,243	3,487,139	267,017	182,935	79,306	357,104	425,197
Units Redeemed	(2,277,946)	(687,102)	(152,429)	(367,582)	(2,116,932)	(1,023,838)	(167,489)	(5,253)	(4,282)	(302,922)

Units Outstanding at December 31, 2012	10,096,069	590,469	591,089	2,178,143	4,469,516	2,332,509	1,095,125	74,053	352,822	2,181,725

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/PIMCOReal ReturnFund	JNL/PIMCOTotal ReturnBond Fund	JNL/PPMAmerica FloatingRate IncomeFund	JNL/PPM AmericaHigh YieldBond Fund	JNL/PPM AmericaMid Cap ValueFund	JNL/PPM AmericaSmall Cap ValueFund	JNL/PPM AmericaValue EquityFund	JNL/Red Rocks ListedPrivate EquityFund	JNL/S&P 4Fund	JNL/S&PCompetitiveAdvantageFund
Operations
Net investment income (loss)	$449,138	$1,150,502	$159,459	$2,663,969	$(71,448)	$(17,099)	$(7,669)	$(175,964)	$179,342	$(90,691)
Net realized gain (loss) on investments	7,769,794	7,360,340	72,186	1,227,458	363,083	101,272	65,988	(192,253)	4,860,117	618,451
Net change in unrealized appreciation
(depreciation) on investments	(2,385,725)	4,771,291	292,882	4,456,995	98,449	528,451	538,731	3,047,111	3,044,553	555,984
Net increase (decrease) in net assets
from operations	5,833,207	13,282,133	524,527	8,348,422	390,084	612,624	597,050	2,678,894	8,084,012	1,083,744

Contract transactions 1
Purchase payments (Note 4)	26,610,099	53,499,004	5,804,390	13,842,045	732,011	1,017,580	412,446	1,235,745	8,498,173	2,868,400
Surrenders and terminations	(4,958,696)	(13,985,847)	(407,467)	(3,808,771)	(134,783)	(123,513)	(601,039)	(482,160)	(2,368,697)	(419,570)
Transfers between Investment Divisions	8,616,701	17,316,140	2,530,678	3,738,906	676,207	38,359	461,748	(199,931)	193,481	6,799,055
Contract owner charges (Note 3)	(785,953)	(1,941,638)	(89,962)	(433,995)	(49,624)	(44,103)	(33,056)	(103,966)	(329,607)	(74,050)
Net increase (decrease) in net assets
from contract transactions	29,482,151	54,887,659	7,837,639	13,338,185	1,223,811	888,323	240,099	449,688	5,993,350	9,173,835

Net increase (decrease) in net assets	35,315,358	68,169,792	8,362,166	21,686,607	1,613,895	1,500,947	837,149	3,128,582	14,077,362	10,257,579

Net assets beginning of period	76,214,738	191,090,963	5,807,587	49,959,183	3,700,137	3,097,335	4,165,388	9,423,337	53,136,353	3,763,150

Net assets end of period	$111,530,096	$259,260,755	$14,169,753	$71,645,790	$5,314,032	$4,598,282	$5,002,537	$12,551,919	$67,213,715	$14,020,729

1 Contract unit transactions
Units Outstanding at December 31, 2011	5,478,004	10,424,936	586,059	3,231,192	389,582	329,843	320,083	1,150,240	4,884,938	318,270

Units Issued	3,075,495	5,008,401	941,224	1,740,101	631,410	166,206	73,599	196,299	1,317,504	1,116,129
Units Redeemed	(1,045,987)	(2,191,027)	(179,779)	(967,727)	(533,337)	(80,934)	(73,354)	(155,071)	(803,548)	(399,263)

Units Outstanding at December 31, 2012	7,507,512	13,242,310	1,347,504	4,003,566	487,655	415,115	320,328	1,191,468	5,398,894	1,035,136

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/S&PDividend Income& GrowthFund	JNL/S&PIntrinsic ValueFund	JNL/S&P ManagedAggressiveGrowth Fund	JNL/S&P ManagedConservativeFund	JNL/S&P ManagedGrowth Fund	JNL/S&P ManagedModerateFund	JNL/S&P ManagedModerateGrowth Fund	JNL/S&PTotal YieldFund	JNL/T. RowePrice EstablishedGrowth Fund	JNL/T. RowePrice Mid-CapGrowth Fund
Operations
Net investment income (loss)	$89,285	$(133,139)	$(567,983)	$1,150,413	$(800,496)	$552,148	$(259,874)	$(21,458)	$(1,369,389)	$(1,194,590)
Net realized gain (loss) on investments	4,293,386	193,858	1,587,330	2,761,491	9,374,154	9,293,409	13,296,765	80,436	2,888,230	5,659,850
Net change in unrealized appreciation
(depreciation) on investments	(184,294)	1,671,075	7,895,559	4,416,025	17,038,150	8,045,593	19,516,744	649,348	10,309,235	4,701,229
Net increase (decrease) in net assets
from operations	4,198,377	1,731,794	8,914,906	8,327,929	25,611,808	17,891,150	32,553,635	708,326	11,828,076	9,166,489

Contract transactions 1
Purchase payments (Note 4)	13,774,222	2,819,734	9,550,358	30,850,296	28,796,985	50,867,763	57,919,659	1,589,213	14,245,573	13,793,168
Surrenders and terminations	(2,279,040)	(1,299,271)	(6,773,474)	(7,938,466)	(10,781,363)	(15,164,211)	(18,116,712)	(97,515)	(5,729,911)	(6,007,661)
Transfers between Investment Divisions	11,775,538	(5,157,353)	(2,134,547)	10,486,361	(5,887,833)	1,350,992	(1,576,031)	338,719	15,282,466	4,341,416
Contract owner charges (Note 3)	(416,750)	(101,424)	(487,915)	(1,057,010)	(1,428,154)	(1,786,478)	(2,320,050)	(43,771)	(572,830)	(544,021)
Net increase (decrease) in net assets
from contract transactions	22,853,970	(3,738,314)	154,422	32,341,181	10,699,635	35,268,066	35,906,866	1,786,646	23,225,298	11,582,902

Net increase (decrease) in net assets	27,052,347	(2,006,520)	9,069,328	40,669,110	36,311,443	53,159,216	68,460,501	2,494,972	35,053,374	20,749,391

Net assets beginning of period	28,047,984	15,737,463	67,978,427	105,754,752	184,728,378	183,032,484	257,460,947	3,001,411	66,026,711	75,215,217

Net assets end of period	$55,100,331	$13,730,943	$77,047,755	$146,423,862	$221,039,821	$236,191,700	$325,921,448	$5,496,383	$101,080,085	$95,964,608

1 Contract unit transactions
Units Outstanding at December 31, 2011	2,515,548	1,379,340	5,126,298	8,785,135	13,103,816	14,881,901	17,870,289	331,841	2,451,111	1,675,627

Units Issued	3,549,284	486,635	1,664,381	3,689,118	2,210,853	4,747,851	4,592,471	237,104	1,141,190	548,895
Units Redeemed	(1,611,350)	(795,070)	(1,735,083)	(1,096,633)	(1,546,276)	(2,055,815)	(2,314,757)	(62,499)	(435,902)	(322,473)

Units Outstanding at December 31, 2012	4,453,482	1,070,905	5,055,596	11,377,620	13,768,393	17,573,937	20,148,003	506,446	3,156,399	1,902,049

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/T. RowePrice Short-TermBond Fund	JNL/T. RowePrice ValueFund	JNL/UBSLarge CapSelect GrowthFund	JNL/WMCBalancedFund	JNL/WMCMoney MarketFund	JNL/WMCValueFund
Operations
Net investment income (loss)	$(135,021)	$(76,288)	$(346,241)	$(214,244)	$(695,685)	$176,331
Net realized gain (loss) on investments	135,700	619,932	2,525,615	2,112,015	135	1,484,664
Net change in unrealized appreciation
(depreciation) on investments	154,565	5,684,098	(269,135)	5,122,678	-	1,717,038
Net increase (decrease) in net assets
from operations	155,244	6,227,742	1,910,239	7,020,449	(695,550)	3,378,033

Contract transactions 1
Purchase payments (Note 4)	8,114,239	6,536,695	2,275,002	15,797,913	43,291,947	3,439,978
Surrenders and terminations	(1,926,404)	(2,726,790)	(1,268,171)	(5,119,673)	(6,315,764)	(1,573,150)
Transfers between Investment Divisions	5,172,251	2,292,013	(525,782)	4,730,386	(31,813,465)	(307,317)
Contract owner charges (Note 3)	(233,518)	(209,539)	(167,171)	(841,629)	(373,259)	(162,819)
Net increase (decrease) in net assets
from contract transactions	11,126,568	5,892,379	313,878	14,566,997	4,789,459	1,396,692

Net increase (decrease) in net assets	11,281,812	12,120,121	2,224,117	21,587,446	4,093,909	4,774,725

Net assets beginning of period	20,000,869	35,097,916	21,850,681	77,020,910	40,931,763	22,913,169

Net assets end of period	$31,282,681	$47,218,037	$24,074,798	$98,608,356	$45,025,672	$27,687,894

1 Contract unit transactions
Units Outstanding at December 31, 2011	1,918,367	2,522,690	976,667	2,738,957	3,340,013	1,208,693

Units Issued	2,574,853	800,806	139,421	782,862	5,224,552	267,714
Units Redeemed	(1,520,238)	(440,775)	(144,989)	(309,339)	(4,875,287)	(201,688)

Units Outstanding at December 31, 2012	2,972,982	2,882,721	971,099	3,212,480	3,689,278	1,274,719

See notes to the financial statements.

JNLNY Separate Account I
Notes to Financial Statements

Note 1 – Organization

Jackson National Life Insurance Company of New York (“Jackson”) established JNLNY Separate Account I (the “Separate Account”) on September 12, 1997.  The Separate Account commenced operations on November 27, 1998, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940.

The Separate Account is a separate investment account of Jackson, its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson.  However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson.  The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment.  The Separate Account contained one-hundred sixty-two (162) Investment Divisions during 2013, but currently contains one-hundred fifty-eight (158) Investment Divisions as of December 31, 2013.  These Investment Divisions each invested in the following mutual funds (collectively, the “Funds”) as of December 31, 2013:

Curian Variable Series Trust
CG - Conservative Fund(1)(4)	CG - Tactical Moderate Growth Fund(1)(4)	Curian/DoubleLine Total Return Fund
CG - Equity 100 Fund(1)(4)	Curian Dynamic Risk Advantage – Diversified Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
CG - Equity Income Fund(1)(4)	Curian Dynamic Risk Advantage – Growth Fund	Curian/Epoch Global Shareholder Yield Fund
CG - Fixed Income 100 Fund(1)(4)	Curian Dynamic Risk Advantage – Income Fund	Curian/FAMCO Flex Core Covered Call Fund
CG - Growth Fund(1)(4)	Curian Focused International Equity Fund	Curian/Franklin Templeton Frontier Markets Fund
CG - Institutional Alt 100 Conservative Fund(1)(4)	Curian Focused U.S. Equity Fund	Curian/Franklin Templeton Natural Resources Fund
CG - Institutional Alt 100 Growth Fund(1)(4)	Curian Long Short Credit Fund(1)	Curian/Lazard International Strategic Equity Fund
CG - Institutional Alt 100 Moderate Fund(1)(4)	Curian Tactical Advantage 35 Fund	Curian/Neuberger Berman Currency Fund
CG - Institutional Alt 65 Fund(1)(4)	Curian Tactical Advantage 60 Fund	Curian/Nicholas Convertible Arbitrage Fund
CG - Interest Rate Opportunities Fund(1)(4)	Curian Tactical Advantage 75 Fund	Curian/PIMCO Credit Income Fund
CG - International Opportunities Conservative Fund(1)(4)	Curian/Aberdeen Latin America Fund	Curian/PineBridge Merger Arbitrage Fund
CG - International Opportunities Growth Fund(1)(4)	Curian/American Funds® Global Growth Fund	Curian/Schroder Emerging Europe Fund
CG - International Opportunities Moderate Fund(1)(4)	Curian/American Funds® Growth Fund	Curian/T. Rowe Price Capital Appreciation Fund
CG - Maximum Growth Fund(1)(4)	Curian/AQR Risk Parity Fund	Curian/The Boston Company Equity Income Fund
CG - Moderate Fund(1)(4)	Curian/Ashmore Emerging Market Small Cap Equity Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
CG - Moderate Growth Fund(1)(4)	Curian/Baring International Fixed Income Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund
CG - Multi-Strategy Income Fund(1)(4)	Curian/BlackRock Global Long Short Credit Fund	Curian/Urdang International REIT Fund
CG - Real Assets Fund(1)(4)	Curian/DFA U.S. Micro Cap Fund	Curian/Van Eck International Gold Fund
CG - Tactical Maximum Growth Fund(1)(4)

JNL Series Trust
JNL Disciplined Growth Fund(1)	JNL/American Funds Balanced Allocation Fund(1)	JNL/American Funds New World Fund
JNL Disciplined Moderate Fund(1)	JNL/American Funds Blue Chip Income and Growth Fund	JNL/AQR Managed Futures Strategy Fund
JNL Disciplined Moderate Growth Fund(1)	JNL/American Funds Global Bond Fund	JNL/BlackRock Commodity Securities Strategy Fund
JNL Institutional Alt 20 Fund(1)	JNL/American Funds Global Small Capitalization Fund	JNL/BlackRock Global Allocation Fund
JNL Institutional Alt 35 Fund(1)	JNL/American Funds Growth Allocation Fund(1)	JNL/BlackRock Large Cap Select Growth Fund
JNL Institutional Alt 50 Fund(1)	JNL/American Funds Growth-Income Fund	JNL/Brookfield Global Infrastructure Fund
JNL Institutional Alt 65 Fund(1)(2)	JNL/American Funds International Fund	JNL/Capital Guardian Global Balanced Fund

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 1 – Organization (continued)

JNL Series Trust (continued)
JNL/Capital Guardian Global Diversified Research Fund	JNL/JPMorgan MidCap Growth Fund	JNL/PPM America Floating Rate Income Fund(1)
JNL/DFA U.S. Core Equity Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/PPM America High Yield Bond Fund(1)
JNL/Eagle SmallCap Equity Fund	JNL/Lazard Emerging Markets Fund	JNL/PPM America Mid Cap Value Fund(1)
JNL/Eastspring Investments Asia ex-Japan Fund(1)	JNL/M&G Global Basics Fund(1)	JNL/PPM America Small Cap Value Fund(1)
JNL/Eastspring Investments China-India Fund(1)	JNL/M&G Global Leaders Fund(1)(7)	JNL/PPM America Value Equity Fund(1)
JNL/Franklin Templeton Founding Strategy Fund(1)	JNL/MC 10 x 10 Fund(1)(3)	JNL/Red Rocks Listed Private Equity Fund
JNL/Franklin Templeton Global Growth Fund	JNL/MC Bond Index Fund(3)	JNL/S&P 4 Fund(1)
JNL/Franklin Templeton Global Multisector Bond Fund	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund(3)	JNL/S&P Competitive Advantage Fund
JNL/Franklin Templeton Income Fund	JNL/MC Emerging Markets Index Fund(3)	JNL/S&P Dividend Income & Growth Fund
JNL/Franklin Templeton International Small Cap Growth Fund	JNL/MC European 30 Fund(3)	JNL/S&P Intrinsic Value Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/MC Global Alpha Fund(3)	JNL/S&P Managed Aggressive Growth Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/MC Index 5 Fund(1)(3)	JNL/S&P Managed Conservative Fund
JNL/Goldman Sachs Core Plus Bond Fund	JNL/MC International Index Fund(3)	JNL/S&P Managed Growth Fund
JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/MC Pacific Rim 30 Fund(3)	JNL/S&P Managed Moderate Fund
JNL/Goldman Sachs Mid Cap Value Fund	JNL/MC S&P 400 MidCap Index Fund(3)	JNL/S&P Managed Moderate Growth Fund
JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/MC S&P 500 Index Fund(3)	JNL/S&P Total Yield Fund
JNL/Invesco Global Real Estate Fund	JNL/MC Small Cap Index Fund(3)	JNL/T. Rowe Price Established Growth Fund
JNL/Invesco International Growth Fund	JNL/MC Utilities Sector Fund(3)	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Invesco Large Cap Growth Fund	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Invesco Mid Cap Value Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/T. Rowe Price Value Fund
JNL/Invesco Small Cap Growth Fund	JNL/Oppenheimer Global Growth Fund	JNL/WMC Balanced Fund
JNL/Ivy Asset Strategy Fund	JNL/PIMCO Real Return Fund	JNL/WMC Money Market Fund
JNL/JPMorgan International Value Fund	JNL/PIMCO Total Return Bond Fund	JNL/WMC Value Fund

JNL Variable Fund LLC
JNL/MC 25 Fund(3)	JNL/MC JNL 5 Fund(3)	JNL/MC S&P® SMid 60 Fund(3)
JNL/MC Communications Sector Fund(3)	JNL/MC JNL Optimized 5 Fund(3)	JNL/MC Select Small-Cap Fund(3)(7)
JNL/MC Consumer Brands Sector Fund(3)	JNL/MC Nasdaq® 25 Fund(3)	JNL/MC Technology Sector Fund(3)
JNL/MC Dow SM Dividend Fund(3)(7)	JNL/MC NYSE® International 25 Fund(3)	JNL/MC Value Line® 30 Fund(3)
JNL/MC Financial Sector Fund(3)	JNL/MC Oil & Gas Sector Fund(3)	JNL/MC VIP Fund(3)(7)
JNL/MC Healthcare Sector Fund(3)	JNL/MC S&P® 24 Fund(3)

Jackson National Asset Management, LLC serves as investment adviser for the Funds comprising the JNL Series Trust and the JNL Variable Fund LLC and Curian Capital, LLC (collectively the “Advisers”) serve as investment adviser for the Funds comprising the Curian Variable Series Trust, both Advisers are wholly-owned subsidiaries of Jackson and receive fees for their services from each Fund.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 1 – Organization (continued)

During the year ended December 31, 2013, the following Funds changed names:

PRIOR FUND NAME	CURRENT FUND NAME	EFFECTIVE DATE
CG – Balanced Income Fund	CG – Moderate Fund (6)	April 29, 2013
CG – Institutional Alt 100 Fund	CG – Institutional Alt 100 Moderate Fund (6)	April 29, 2013
CG – Maximize Income Fund	CG – Conservative Fund (6)	April 29, 2013
CG – Rising Income Fund	CG – Equity Income Fund (6)	April 29, 2013
Curian Dynamic Risk Advantage – Aggressive Fund	Curian Dynamic Risk Advantage – Growth Fund(6)	April 29, 2013
JNL/BlackRock Commodity Securities Fund	JNL/BlackRock Commodity Securities Strategy Fund(6)	April 29, 2013
Curian/UBS Global Long Short Income Opportunities Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund(6)	September 16, 2013
JNL/Lazard Mid Cap Equity Fund	JNL/Invesco Mid Cap Value Fund(5)	September 16, 2013
JNL/UBS Large Cap Select Growth Fund	JNL/BlackRock Large Cap Select Growth Fund(5)	September 16, 2013

During the year ended December 31, 2013, the following acquisitions were completed:

ACQUIRED FUND	ACQUIRING FUND	DATE OF ACQUISITION
JNL/M&G Global Leaders Fund	JNL/Franklin Templeton Global Growth Fund	September 13, 2013
JNL/MC Dow Dividend Fund	JNL/S&P Dividend Income & Growth Fund	September 13, 2013
JNL/MC Select Small-Cap Fund	JNL/MC Small Cap Index Fund	September 13, 2013
JNL/MC VIP Fund	JNL/MC S&P 500 Index Fund	September 13, 2013

(1)	These Funds are advised or sub-advised by affiliates of Jackson.
(2)	JNL Institutional Alt 65 Fund is closed to new contract owners.
(3)	MC denotes the sub-adviser Mellon Capital throughout these financial statements. Mellon Capital was formerly known as Mellon Capital Management.
(4)	CG denotes the Fund of Fund group Curian Guidance throughout these financial statements.
(5)	These name changes are due to changes in sub-adviser.
(6)	These name changes were completed to align the Fund name with the investment strategy.
(7)	These Funds are no longer available as of December 31, 2013.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period.  Actual results could differ from those estimates.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 2 – Significant Accounting Policies (continued)

Investments

The Separate Account’s ‘Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset values of the respective Funds, which represent fair value.  The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account.  Investments in the Funds are recorded on trade date for financial reporting purposes.  Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code.  Under current law, no federal income taxes are payable with respect to the Separate Account.  Therefore, no federal income tax provision is required.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Separate Account’s tax return to determine whether the tax positions are “more-likely- than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. The Interpretation requires that management evaluate the tax positions taken in the returns which remain subject to examination by the Internal Revenue Service and other tax jurisdictions. Jackson National Asset Management (“JNAM”), a subsidiary of Jackson, completed an evaluation of the Separate Account’s tax positions and based on that evaluation, determined that no provision for federal income tax is required in the Separate Account’s financial statements during the year ended December 31, 2013.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of the an entity’s investments in the Funds under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

●
Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported Net Asset Value (“NAV”).

●
Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, including term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services or ADRs and GDRs for which quoted prices in active markets are not available.

●
Level 3 includes valuations determined from significant unobservable inputs including an entity’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, private placements, newly issued or investments for which reliable quotes are otherwise not available.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 2 – Significant Accounting Policies (continued)

The inputs or methodology used for valuing Funds are not necessarily an indication of the risk associated with investing in those Funds. The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds.  As of December 31, 2013, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued as a practical expedient at their daily reported NAVs.  Therefore, all investments in Funds have been categorized as Level 1.

For the year ended December 31, 2013, there were no transfers out of Level 1 securities.

Note 3 – Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson’s for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units in the number of contract units outstanding.

Contract Owner Charges

The following charges are assessed to the contract owner by redemption of contract units outstanding:

Contract Maintenance Charge

An annual contract maintenance charge of $30 - $35 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract.  The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable.  This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed.  The charge is deducted by redemption of contract units.   For the years ended December 31, 2013 and 2012, contract maintenance charges were assessed in the amount of $550,896 and $289,209, respectively.

Transfer Charge

A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year.  Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required.  This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.  For the years ended December 31, 2013 and 2012, transfer charges were assessed in the amount of $3,575 and $3,750, respectively.

Surrender or Contingent Deferred Sales Charge

During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract.  The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts.  The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year.  The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.   For the years ended December 31, 2013 and 2012, surrender charges were assessed in the amount of $2,271,158 and $1,383,479, respectively.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 3 – Contract Charges (continued)

Optional Benefit Charges

Guaranteed Minimum Income Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.30% to 0.90%, depending on the contract, of the Guaranteed Minimum Income Benefit (GMIB) base.   The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Withdrawal Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.51% to 3.00%, depending on the contract of the Guaranteed Withdrawal Balance (GWB).  The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Death Benefit Charge.  If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.42% to 0.72%, depending on the contract, of the Death Benefit base.  The charge will be deducted each contract quarter from the contract value by redemption of contract units.

Asset-based Charges

The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges

Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%.  In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility.  The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.65% for the assumption of mortality and expense risks.  The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson.  The expense risk assumed by Jackson is that the actual costs of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges

Contract Enhancement Charge.  If one of the contract enhancement benefits is selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net asset value of the contract owner’s allocations to the Investment Divisions.  The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.

Withdrawal Charge Period.  If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owner’s allocations to the Investment Divisions.

20% Additional Free Withdrawal Charge.  If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets value of the contract owner’s allocations to the Investment Divisions.

Optional Death Benefit Charges.  If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.55% on an annual basis of the average daily net asset value of the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 3 – Contract Charges (continued)

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes.  Jackson pays these taxes and may make a deduction from the value of the contract for them.  Premium taxes will not exceed 2.0%.  Currently, New York does not impose premium taxes.

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $330,084 and $2,867,632 to the Separate Account in the form of additional premium to contract owner’s accounts for the years ended December 31, 2013 and 2012, respectively.  These amounts are included in purchase payments received from contract owners.

Note 5 – Purchases and Sales of Investments

For the year ended December 31, 2013, cost of purchases and proceeds from sales of the Investment Divisions’ investments in the corresponding Funds are as follows:

Curian Variable Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
CG - Conservative Fund	$2,516,221	$332,547	Curian Focused International Equity Fund	$22,117	$26
CG - Equity 100 Fund	2,314,637	682,487	Curian Focused U.S. Equity Fund	125,977	309
CG - Equity Income Fund	1,956,057	192,358	Curian Long Short Credit Fund	258,762	9,255
CG - Fixed Income 100 Fund	1,697,950	690,833	Curian Tactical Advantage 35 Fund	3,805,419	641,961
CG - Growth Fund	2,982,114	28,590	Curian Tactical Advantage 60 Fund	6,240,485	520,563
CG - Institutional Alt 100 Conservative Fund	826,182	173,648	Curian Tactical Advantage 75 Fund	4,793,095	1,581,127
CG - Institutional Alt 100 Growth Fund	1,673,210	267,812	Curian/Aberdeen Latin America Fund	67,858	10,426
CG - Institutional Alt 100 Moderate Fund	10,944,814	2,457,138	Curian/American Funds® Global Growth Fund	277,486	840
CG - Institutional Alt 65 Fund	2,779,251	599,897	Curian/American Funds®Growth Fund	2,750,991	245,532
CG - Interest Rate Opportunities Fund	2,580,730	214,925	Curian/AQR Risk Parity Fund	70,250	81
CG - International Opportunities Conservative Fund	91,858	128	Curian/Ashmore Emerging Market Small Cap Equity Fund	152,592	1,090
CG - International Opportunities Growth Fund	196,303	15,247	Curian/Baring International Fixed Income Fund	147,701	467
CG - International Opportunities Moderate Fund	439,647	17,930	Curian/BlackRock Global Long Short Credit Fund	802,779	39,686
CG - Maximum Growth Fund	3,349,673	432,586	Curian/DFA U.S. Micro Cap Fund	949,381	67,535
CG - Moderate Fund	7,591,214	1,055,135	Curian/DoubleLine Total Return Fund	469,118	2,575
CG - Moderate Growth Fund	9,235,216	1,336,494	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	363,319	91,766
CG - Multi-Strategy Income Fund	1,254,303	140,393	Curian/Epoch Global Shareholder Yield Fund	2,130,240	265,276
CG - Real Assets Fund	281,603	980	Curian/FAMCO Flex Core Covered Call Fund	3,867,654	521,195
CG - Tactical Maximum Growth Fund	3,546,366	452,042	Curian/Franklin Templeton Frontier Markets Fund	410,935	45,900
CG - Tactical Moderate Growth Fund	4,592,922	1,631,661	Curian/Franklin Templeton Natural Resources Fund	983,894	246,411
Curian Dynamic Risk Advantage – Diversified Fund	7,450,138	1,359,028	Curian/Lazard International Strategic Equity Fund	265,782	6,161
Curian Dynamic Risk Advantage – Growth Fund	1,896,563	770,201	Curian/Neuberger Berman Currency Fund	505,499	56,197
Curian Dynamic Risk Advantage – Income Fund	7,534,032	2,071,479	Curian/Nicholas Convertible Arbitrage Fund	3,045,084	712,615

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 5 – Purchases and Sales of Investments (continued)

Curian Variable Series Trust (continued)
	Cost ofPurchases	Proceeds from Sales		Cost ofPurchases	Proceeds from Sales
Curian/PIMCO Credit Income Fund	$1,285,534	$758,159	Curian/TBC Multi-Alpha Market Neutral Equity Fund*	$1,452,728	$605,034
Curian/PineBridge Merger Arbitrage Fund	3,710,817	1,575,612	Curian/UBS Global Long Short Fixed Income Opportunities Fund	575,162	102,753
Curian/Schroder Emerging Europe Fund	59,167	97	Curian/Urdang International REIT Fund	132,675	35,780
Curian/T. Rowe Price Capital Appreciation Fund	518,023	766	Curian/Van Eck International Gold Fund	914,089	127,625
Curian/TBC Equity Income Fund	2,239,468	182,744

JNL Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL Disciplined Growth Fund	$14,978,682	$3,949,326	JNL/Franklin Templeton Global Multisector Bond Fund	$27,653,988	$9,805,489
JNL Disciplined Moderate Fund	20,560,511	8,050,670	JNL/Franklin Templeton Income Fund	38,832,631	18,102,998
JNL Disciplined Moderate Growth Fund	26,239,941	10,017,246	JNL/Franklin Templeton International Small Cap Growth Fund	8,247,906	5,746,042
JNL Institutional Alt 20 Fund	19,993,932	8,917,543	JNL/Franklin Templeton Mutual Shares Fund	9,258,009	5,710,132
JNL Institutional Alt 35 Fund	36,049,350	14,517,678	JNL/Franklin Templeton Small Cap Value Fund	13,227,048	7,131,365
JNL Institutional Alt 50 Fund	31,472,354	19,139,956	JNL/Goldman Sachs Core Plus Bond Fund	20,222,351	13,651,673
JNL Institutional Alt 65 Fund	3,334,241	28,965,134	JNL/Goldman Sachs Emerging Markets Debt Fund	4,862,528	4,360,678
JNL/American Funds Balanced Allocation Fund	16,996,501	1,712,123	JNL/Goldman Sachs Mid Cap Value Fund	21,758,517	7,311,375
JNL/American Funds Blue Chip Income and Growth Fund	23,650,927	8,409,733	JNL/Goldman Sachs U.S. Equity Flex Fund	4,404,862	1,989,815
JNL/American Funds Global Bond Fund	7,050,692	5,082,988	JNL/Invesco Global Real Estate Fund	29,471,687	20,807,523
JNL/American Funds Global Small Capitalization Fund	5,365,647	2,227,240	JNL/Invesco International Growth Fund	10,578,477	5,253,832
JNL/American Funds Growth Allocation Fund	11,592,214	2,015,059	JNL/Invesco Large Cap Growth Fund	12,002,857	6,565,524
JNL/American Funds Growth-Income Fund	28,267,219	11,401,006	JNL/Invesco Mid Cap Value Fund	6,898,239	4,553,182
JNL/American Funds International Fund	15,158,022	9,034,806	JNL/Invesco Small Cap Growth Fund	15,791,616	6,262,221
JNL/American Funds New World Fund	9,149,504	3,814,635	JNL/Ivy Asset Strategy Fund	36,786,207	16,268,347
JNL/AQR Managed Futures Strategy Fund	4,557,856	1,161,449	JNL/JPMorgan International Value Fund	10,358,909	5,393,182
JNL/BlackRock Commodity Securities Strategy Fund	15,093,488	11,899,522	JNL/JPMorgan MidCap Growth Fund	11,598,656	6,099,424
JNL/BlackRock Global Allocation Fund	46,158,449	11,355,633	JNL/JPMorgan U.S. Government & Quality Bond Fund	20,874,294	25,591,923
JNL/BlackRock Large Cap Select Growth Fund	8,221,875	6,081,973	JNL/Lazard Emerging Markets Fund	5,616,001	10,196,522
JNL/Brookfield Global Infrastructure Fund	24,795,636	3,527,214	JNL/M&G Global Basics Fund	1,263,990	1,110,217
JNL/Capital Guardian Global Balanced Fund	4,171,300	3,872,224	JNL/M&G Global Leaders Fund**	978,137	3,938,910
JNL/Capital Guardian Global Diversified Research Fund	2,979,554	2,874,577	JNL/MC 10 x 10 Fund	5,225,956	7,263,443
JNL/DFA U.S. Core Equity Fund	14,490,046	6,200,251	JNL/MC Bond Index Fund	13,504,443	12,219,330
JNL/Eagle SmallCap Equity Fund	24,819,470	12,705,778	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund	2,254,339	693,898
JNL/Eastspring Investments Asia ex-Japan Fund	7,683,075	7,798,579	JNL/MC Emerging Markets Index Fund	13,983,623	5,553,874
JNL/Eastspring Investments China-India Fund	17,592,911	17,332,017	JNL/MC European 30 Fund	5,636,039	3,299,219
JNL/Franklin Templeton Founding Strategy Fund	15,692,047	12,373,078	JNL/MC Global Alpha Fund	1,343,579	547,475
JNL/Franklin Templeton Global Growth Fund	14,153,291	8,990,270	JNL/MC Index 5 Fund	12,472,779	8,099,956

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust (continued)
	Cost ofPurchases	Proceeds from Sales		Cost ofPurchases	Proceeds from Sales
JNL/MC International Index Fund	$15,033,568	$9,160,455	JNL/S&P 4 Fund	$91,531,265	$24,255,578
JNL/MC Pacific Rim 30 Fund	4,537,838	2,555,818	JNL/S&P Competitive Advantage Fund	22,288,114	8,905,520
JNL/MC S&P 400 MidCap Index Fund	33,879,693	11,724,479	JNL/S&P Dividend Income & Growth Fund	88,301,363	29,578,321
JNL/MC S&P 500 Index Fund	94,734,876	53,969,138	JNL/S&P Intrinsic Value Fund	27,501,005	12,974,527
JNL/MC Small Cap Index Fund	37,872,129	12,122,845	JNL/S&P Managed Aggressive Growth Fund	53,837,725	30,628,474
JNL/MC Utilities Sector Fund	298,609	24,056	JNL/S&P Managed Conservative Fund	30,875,441	39,154,532
JNL/Morgan Stanley Mid Cap Growth Fund	2,713,027	229,472	JNL/S&P Managed Growth Fund	73,407,535	44,751,274
JNL/Neuberger Berman Strategic Income Fund	11,484,124	4,589,016	JNL/S&P Managed Moderate Fund	58,563,257	53,722,940
JNL/Oppenheimer Global Growth Fund	15,812,697	9,404,494	JNL/S&P Managed Moderate Growth Fund	88,724,852	61,270,072
JNL/PIMCO Real Return Fund	40,088,959	50,468,650	JNL/S&P Total Yield Fund	12,253,400	3,643,304
JNL/PIMCO Total Return Bond Fund	98,756,636	107,692,180	JNL/T. Rowe Price Established Growth Fund	46,604,382	32,953,997
JNL/PPM America Floating Rate Income Fund	51,901,089	11,282,162	JNL/T. Rowe Price Mid-Cap Growth Fund	38,111,705	29,627,954
JNL/PPM America High Yield Bond Fund	50,376,403	32,104,121	JNL/T. Rowe Price Short-Term Bond Fund	29,961,198	15,765,187
JNL/PPM America Mid Cap Value Fund	9,423,547	6,741,371	JNL/T. Rowe Price Value Fund	29,193,615	17,977,437
JNL/PPM America Small Cap Value Fund	6,030,578	3,604,679	JNL/WMC Balanced Fund	48,839,295	19,236,931
JNL/PPM America Value Equity Fund	2,862,414	2,173,474	JNL/WMC Money Market Fund	123,566,204	109,929,614
JNL/Red Rocks Listed Private Equity Fund	8,609,164	2,941,307	JNL/WMC Value Fund	15,509,925	9,621,619

JNL Variable Fund LLC
	Cost ofPurchases	Proceeds from Sales		Cost ofPurchases	Proceeds from Sales
JNL/MC 25 Fund	$21,491,080	$15,699,431	JNL/MC NYSE® International 25 Fund	$1,969,097	$2,172,086
JNL/MC Communications Sector Fund	4,327,517	5,958,592	JNL/MC Oil & Gas Sector Fund	19,523,690	14,355,469
JNL/MC Consumer Brands Sector Fund	14,764,849	6,577,035	JNL/MC S&P® 24 Fund	1,964,632	1,371,216
JNL/MC Dow SM Dividend Fund**	13,934,447	47,627,663	JNL/MC S&P® SMid 60 Fund	7,124,041	3,568,663
JNL/MC Financial Sector Fund	14,316,803	6,494,147	JNL/MC Select Small-Cap Fund**	1,992,170	12,366,166
JNL/MC Healthcare Sector Fund	34,696,135	10,820,178	JNL/MC Technology Sector Fund	16,962,528	11,558,422
JNL/MC JNL 5 Fund	36,471,555	64,492,942	JNL/MC Value Line® 30 Fund	5,261,193	7,262,959
JNL/MC JNL Optimized 5 Fund	5,134,757	8,575,969	JNL/MC VIP Fund**	3,212,544	18,098,116
JNL/MC Nasdaq® 25 Fund	8,286,238	7,906,117

*	TBC denotes the sub-adviser The Boston Company throughout footnote 5.
**	No longer available as of September 13, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 – Subsequent Events

Management evaluated subsequent events for the Separate Account through the date the financial statements are issued, and has concluded there are no events that require financial statement disclosure or adjustments to the financial statements.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights
The following is a summary for each period in the five-year period ended December 31, 2013, of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other Investment Division data.  Unit values for Investment Divisions that do not have any assets at period end are calculated based on the net asset value of the underlying Fund less expenses charged directly to that Investment Division of the Separate Account.

	CG - Conservative Fund(a)	CG - Equity 100 Fund(b)	CG - Equity Income Fund(a)	CG - Fixed Income 100 Fund(b)	CG - Growth Fund(c)	CG - Institutional Alt 100 Conservative Fund(c)	CG - Institutional Alt 100 Growth Fund(c)	CG - Institutional Alt 100 Moderate Fund(a)	CG - Institutional Alt 65 Fund(a)	CG - Interest Rate Opportunities Fund(c)

Highest expense ratio
Period ended December 31, 2013

Unit Value	$10.458925	$12.909400	$11.964056	$9.676550	$10.848084	$9.916105	$10.094605	$10.377480	$11.074650	$9.757431
Total Return *	-0.40%	25.57%	15.34%	-3.63%	8.34%***	-0.43%***	-0.08%***	2.59%	7.28%	-1.24%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$10.501299	$10.280677	$10.372682	$10.041492	n/a	n/a	n/a	$10.115590	$10.323284	n/a
Total Return *	4.19%***	3.38%***	6.99%***	-0.11%***	n/a	n/a	n/a	3.27%***	4.12%***	n/a
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	n/a	n/a	n/a	1.25%	1.25%	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	CG - Conservative Fund(a)	CG - Equity 100 Fund(b)	CG - Equity Income Fund(a)	CG - Fixed Income 100 Fund(b)	CG - Growth Fund(c)	CG - Institutional Alt 100 Conservative Fund(c)	CG - Institutional Alt 100 Growth Fund(c)	CG - Institutional Alt 100 Moderate Fund(a)	CG - Institutional Alt 65 Fund(a)	CG - Interest Rate Opportunities Fund(c)

Lowest expense ratio
Period ended December 31, 2013

Unit Value	$10.508634	$12.951487	$12.021064	$9.708256	$10.866519	$9.932810	$10.111625	$10.456496	$11.127362	$9.773907
Total Return *	-0.15%	25.88%	15.63%	-3.39%	6.27%***	-0.85%***	0.36%***	0.32%***	7.55%	-2.30%***
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	0.85%	1.00%	1.00%

Period ended December 31, 2012

Unit Value	$10.524862	$10.288426	$10.396091	$10.049233	n/a	n/a	n/a	$10.138417	$10.346523	n/a
Total Return *	1.45%***	6.81%***	3.77%***	0.31%***	n/a	n/a	n/a	2.29%***	5.79%***	n/a
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	n/a	n/a	n/a	1.00%	1.00%	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	CG - Conservative Fund(a)	CG - Equity 100 Fund(b)	CG - Equity Income Fund(a)	CG - Fixed Income 100 Fund(b)	CG - Growth Fund(c)	CG - Institutional Alt 100 Conservative Fund(c)	CG - Institutional Alt 100 Growth Fund(c)	CG - Institutional Alt 100 Moderate Fund(a)	CG - Institutional Alt 65 Fund(a)	CG - Interest Rate Opportunities Fund(c)

Investment Division data
Period ended December 31, 2013

Net Assets (in thousands)	$2,981	$2,259	$3,575	$1,251	$3,163	$660	$1,441	$15,147	$5,098	$2,397
Units Outstanding (in thousands)	284	175	298	129	291	66	143	1,455	459	245
Investment Income Ratio *	0.85%	0.09%	0.51%	0.47%	0.00%	0.00%	0.00%	0.03%	0.17%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$797	$292	$1,463	$278	n/a	n/a	n/a	$6,324	$2,615	n/a
Units Outstanding (in thousands)	76	28	141	28	n/a	n/a	n/a	624	253	n/a
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	n/a	n/a	n/a	0.00%	0.00%	n/a

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	CG - International Opportunities Conservative Fund(b)	CG - International Opportunities Growth Fund(b)	CG - International Opportunities Moderate Fund(b)	CG - Maximum Growth Fund(a)	CG - Moderate Fund(a)	CG - Moderate Growth Fund(a)	CG - Multi-Strategy Income Fund(b)	CG - Real Assets Fund(b)	CG - Tactical Maximum Growth Fund(a)	CG - Tactical Moderate Growth Fund(a)

Highest expense ratio
Period ended December 31, 2013

Unit Value	$9.727060	$10.104903	$9.926070	$12.040105	$11.532356	$11.492095	$9.648368	$9.816898	$11.557453	$11.371312
Total Return *	0.64%***	5.32%***	-0.59%***	17.30%	10.76%	10.37%	-2.56%***	-0.95%***	13.92%	11.22%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	n/a	n/a	n/a	$10.263934	$10.412254	$10.412243	n/a	n/a	$10.145070	$10.224384
Total Return *	n/a	n/a	n/a	2.16%***	3.86%***	3.08%***	n/a	n/a	0.44%***	2.23%***
Ratio of Expenses **	n/a	n/a	n/a	1.25%	1.25%	1.25%	n/a	n/a	1.25%	1.25%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations April 29, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	CG - International Opportunities Conservative Fund(b)	CG - International Opportunities Growth Fund(b)	CG - International Opportunities Moderate Fund(b)	CG - Maximum Growth Fund(a)	CG - Moderate Fund(a)	CG - Moderate Growth Fund(a)	CG - Multi-Strategy Income Fund(b)	CG - Real Assets Fund(b)	CG - Tactical Maximum Growth Fund(a)	CG - Tactical Moderate Growth Fund(a)

Lowest expense ratio
Period ended December 31, 2013

Unit Value	$9.744467	$10.121536	$9.942700	$12.097419	$11.587209	$11.579589	$9.664656	$9.833497	$11.645665	$11.425453
Total Return *	1.00%***	3.58%***	-0.62%***	17.60%	11.03%	7.19%***	-3.10%***	-0.07%***	5.83%***	11.50%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	0.85%	1.00%	1.00%	0.85%	1.00%

Period ended December 31, 2012

Unit Value	n/a	n/a	n/a	$10.287058	$10.435657	$10.435693	n/a	n/a	$10.168140	$10.247414
Total Return *	n/a	n/a	n/a	0.28%***	0.76%***	3.72%***	n/a	n/a	5.54%***	2.21%***
Ratio of Expenses **	n/a	n/a	n/a	1.00%	1.00%	1.00%	n/a	n/a	1.00%	1.00%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*	Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.
**	Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***	Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations April 29, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	CG - International Opportunities Conservative Fund(b)	CG - International Opportunities Growth Fund(b)	CG - International Opportunities Moderate Fund(b)	CG - Maximum Growth Fund(a)	CG - Moderate Fund(a)	CG - Moderate Growth Fund(a)	CG - Multi-Strategy Income Fund(b)	CG - Real Assets Fund(b)	CG - Tactical Maximum Growth Fund(a)	CG - Tactical Moderate Growth Fund(a)

Investment Division data
Period ended December 31, 2013

Net Assets (in thousands)	$92	$182	$431	$4,287	$9,543	$13,172	$1,125	$284	$4,985	$8,302
Units Outstanding (in thousands)	9	18	43	355	825	1,142	117	29	429	728
Investment Income Ratio *	0.00%	0.00%	0.00%	0.19%	0.48%	0.17%	0.00%	0.00%	0.00%	0.34%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	n/a	n/a	$890	$2,455	$4,377	n/a	n/a	$1,446	$4,623
Units Outstanding (in thousands)	n/a	n/a	n/a	87	235	420	n/a	n/a	142	452
Investment Income Ratio *	n/a	n/a	n/a	0.00%	0.00%	0.00%	n/a	n/a	0.00%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*	These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations April 29, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Diversified Fund(a)	Curian Dynamic Risk Advantage - Growth Fund(a)	Curian Dynamic Risk Advantage - Income Fund(a)	Curian Focused International Equity Fund(c)	Curian Focused U.S. Equity Fund(c)	Curian Long Short Credit Fund(b)	Curian Tactical Advantage 35 Fund(a)	Curian Tactical Advantage 60 Fund(a)	Curian Tactical Advantage 75 Fund(a)	Curian/Aberdeen Latin America Fund(b)

Highest expense ratio
Period ended December 31, 2013

Unit Value	$10.072245	$9.481123	$10.271797	$10.481868	$10.930253	$10.084773	$10.868066	$11.694231	$12.295748	$8.260099
Total Return *	0.83%	0.51%	0.17%	6.50%***	9.47%***	3.04%***	5.27%	12.29%	17.00%	-0.47%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$9.989137	$9.433310	$10.254443	n/a	n/a	n/a	$10.323518	$10.413985	$10.508894	n/a
Total Return *	0.39%***	-4.51%***	2.45%***	n/a	n/a	n/a	5.41%***	2.70%***	5.47%***	n/a
Ratio of Expenses **	1.25%	1.25%	1.25%	n/a	n/a	n/a	1.25%	1.25%	1.25%	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations April 29, 2013.
(c)	Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Diversified Fund(a)	Curian Dynamic Risk Advantage - Growth Fund(a)	Curian Dynamic Risk Advantage - Income Fund(a)	Curian Focused International Equity Fund(c)	Curian Focused U.S. Equity Fund(c)	Curian Long Short Credit Fund(b)	Curian Tactical Advantage 35 Fund(a)	Curian Tactical Advantage 60 Fund(a)	Curian Tactical Advantage 75 Fund(a)	Curian/Aberdeen Latin America Fund(b)

Lowest expense ratio
Period ended December 31, 2013

Unit Value	$10.120201	$9.526462	$10.320692	$10.490219	$10.938148	$10.111911	$10.919785	$11.783178	$12.354317	$8.273825
Total Return *	1.08%	0.76%	0.42%	2.57%***	9.74%***	1.41%***	5.54%	9.33%***	17.30%	-6.50%***
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	0.85%	1.00%	0.85%	1.00%	1.00%

Period ended December 31, 2012

Unit Value	$10.011633	$9.454752	$10.277535	n/a	n/a	n/a	$10.346749	$10.437409	$10.532592	n/a
Total Return *	-0.15%***	-5.60%***	5.00%***	n/a	n/a	n/a	3.79%***	5.42%***	0.75%***	n/a
Ratio of Expenses **	1.00%	1.00%	1.00%	n/a	n/a	n/a	1.00%	1.00%	1.00%	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations April 29, 2013.
(c)	Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Diversified Fund(a)	Curian Dynamic Risk Advantage - Growth Fund(a)	Curian Dynamic Risk Advantage - Income Fund(a)	Curian Focused International Equity Fund(c)	Curian Focused U.S. Equity Fund(c)	Curian Long Short Credit Fund(b)	Curian Tactical Advantage 35 Fund(a)	Curian Tactical Advantage 60 Fund(a)	Curian Tactical Advantage 75 Fund(a)	Curian/Aberdeen Latin America Fund(b)

Investment Division data
Period ended December 31, 2013

Net Assets (in thousands)	$8,624	$2,030	$7,950	$23	$135	$257	$4,758	$7,820	$4,407	$56
Units Outstanding (in thousands)	853	213	771	2	12	25	437	666	357	7
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.35%

Period ended December 31, 2012

Net Assets (in thousands)	$2,515	$941	$2,504	n/a	n/a	n/a	$1,394	$1,451	$801	n/a
Units Outstanding (in thousands)	251	100	244	n/a	n/a	n/a	135	139	76	n/a
Investment Income Ratio *	0.00%	0.00%	2.72%	n/a	n/a	n/a	2.89%	2.05%	1.53%	n/a

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations April 29, 2013.
(c)	Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/American Funds Global Growth Fund(d)	Curian/American Funds Growth Fund(a)	Curian/AQR Risk Parity Fund(d)	Curian/Ashmore Emerging Market Small Cap Equity Fund(c)	Curian/Baring International Fixed Income Fund(c)	Curian/BlackRock Global Long Short Credit Fund(c)	Curian/DFA U.S. Micro Cap Fund(b)	Curian/DoubleLine Total Return Fund(d)	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund(c)	Curian/Epoch Global Shareholder Yield Fund(a)

Highest expense ratio
Period ended December 31, 2013

Unit Value	$10.960114	$13.500798	$10.023693	$10.314624	$9.543470	$10.015287	$14.286772	$9.963773	$9.440133	$12.903844
Total Return *	4.41%***	27.84%	-1.51%***	13.62%***	-1.45%***	0.31%***	41.85%	-0.80%***	-5.90%***	19.27%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	n/a	$10.560607	n/a	n/a	n/a	n/a	$10.071412	n/a	n/a	$10.609000
Total Return *	n/a	2.78%***	n/a	n/a	n/a	n/a	3.58%***	n/a	n/a	1.28%***
Ratio of Expenses **	n/a	1.25%	n/a	n/a	n/a	n/a	1.25%	n/a	n/a	1.10%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/American Funds Global Growth Fund(d)	Curian/American Funds Growth Fund(a)	Curian/AQR Risk Parity Fund(d)	Curian/Ashmore Emerging Market Small Cap Equity Fund(c)	Curian/Baring International Fixed Income Fund(c)	Curian/BlackRock Global Long Short Credit Fund(c)	Curian/DFA U.S. Micro Cap Fund(b)	Curian/DoubleLine Total Return Fund(d)	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund(c)	Curian/Epoch Global Shareholder Yield Fund(a)

Lowest expense ratio
Period ended December 31, 2013

Unit Value	$10.968059	$13.603532	$10.030855	$10.332040	$9.559820	$10.032095	$14.333220	$9.975345	$9.456052	$12.965454
Total Return *	8.41%***	10.03%***	-2.10%***	11.53%***	-0.67%***	0.54%***	42.21%	-1.62%***	-1.55%***	22.10%
Ratio of Expenses **	1.00%	0.85%	1.00%	1.00%	1.00%	1.00%	1.00%	0.85%	1.00%	1.00%

Period ended December 31, 2012

Unit Value	n/a	$10.584333	n/a	n/a	n/a	n/a	$10.079057	n/a	n/a	$10.618625
Total Return *	n/a	7.76%***	n/a	n/a	n/a	n/a	6.20%***	n/a	n/a	1.47%***
Ratio of Expenses **	n/a	1.00%	n/a	n/a	n/a	n/a	1.00%	n/a	n/a	1.00%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/American Funds Global Growth Fund(d)	Curian/American Funds Growth Fund(a)	Curian/AQR Risk Parity Fund(d)	Curian/Ashmore Emerging Market Small Cap Equity Fund(c)	Curian/Baring International Fixed Income Fund(c)	Curian/BlackRock Global Long Short Credit Fund(c)	Curian/DFA U.S. Micro Cap Fund(b)	Curian/DoubleLine Total Return Fund(d)	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund(c)	Curian/Epoch Global Shareholder Yield Fund(a)

Investment Division data
Period ended December 31, 2013

Net Assets (in thousands)	$290	$3,384	$70	$160	$145	$775	$1,029	$463	$268	$1,954
Units Outstanding (in thousands)	26	250	7	16	15	77	72	46	28	151
Investment Income Ratio *	0.00%	0.19%	0.00%	0.04%	1.14%	0.00%	1.03%	0.00%	0.00%	5.38%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	$445	n/a	n/a	n/a	n/a	$14	n/a	n/a	$141
Units Outstanding (in thousands)	n/a	42	n/a	n/a	n/a	n/a	1	n/a	n/a	13
Investment Income Ratio *	n/a	0.00%	n/a	n/a	n/a	n/a	0.00%	n/a	n/a	4.29%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/FAMCO Flex Core Covered Call Fund(a)	Curian/Franklin Templeton Frontier Markets Fund(b)	Curian/Franklin Templeton Natural Resources Fund(a)	Curian/Lazard International Strategic Equity Fund(c)	Curian/Neuberger Berman Currency Fund(b)	Curian/Nicholas Convertible Arbitrage Fund(a)	Curian/PIMCO Credit Income Fund(a)	Curian/PineBridge Merger Arbitrage Fund(a)	Curian/Schroder Emerging Europe Fund(c)	Curian/T. Rowe Price Capital Appreciation Fund(d)

Highest expense ratio
Period ended December 31, 2013

Unit Value	$11.319004	$12.159633	$9.399200	$11.502659	$9.746259	$10.354499	$10.241175	$9.864185	$10.316902	$10.506294
Total Return *	11.31%	8.67%***	7.30%	15.57%***	-3.13%	2.06%	-2.92%	-1.03%	5.02%***	5.33%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$10.169153	$10.408022	$8.760110	n/a	$10.061422	$10.145372	$10.549023	$9.966882	n/a	n/a
Total Return *	0.34%***	1.64%***	-3.74%***	n/a	0.77%***	1.88%***	4.88%***	-0.02%***	n/a	n/a
Ratio of Expenses **	1.25%	1.00%	1.25%	n/a	1.25%	1.25%	1.25%	1.25%	n/a	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/FAMCO Flex Core Covered Call Fund(a)	Curian/Franklin Templeton Frontier Markets Fund(b)	Curian/Franklin Templeton Natural Resources Fund(a)	Curian/Lazard International Strategic Equity Fund(c)	Curian/Neuberger Berman Currency Fund(b)	Curian/Nicholas Convertible Arbitrage Fund(a)	Curian/PIMCO Credit Income Fund(a)	Curian/PineBridge Merger Arbitrage Fund(a)	Curian/Schroder Emerging Europe Fund(c)	Curian/T. Rowe Price Capital Appreciation Fund(d)

Lowest expense ratio
Period ended December 31, 2013

Unit Value	$11.405273	$12.200676	$9.470733	$11.522068	$9.778111	$10.433734	$10.319164	$9.940048	$10.333666	$10.518513
Total Return *	3.60%***	17.22%	7.73%	22.24%***	-2.89%	2.47%	-0.55%***	-0.63%	-4.74%***	2.62%***
Ratio of Expenses **	0.85%	1.00%	0.85%	1.00%	1.00%	0.85%	0.85%	0.85%	1.00%	0.85%

Period ended December 31, 2012

Unit Value	$10.191700	$10.408022	$8.791537	n/a	$10.069089	$10.182201	$10.572784	$10.003438	n/a	n/a
Total Return *	-1.03%***	0.86%***	14.55%***	n/a	-0.70%***	3.40%***	3.46%***	0.26%***	n/a	n/a
Ratio of Expenses **	1.00%	1.00%	0.85%	n/a	1.00%	0.85%	1.00%	0.85%	n/a	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/FAMCO Flex Core Covered Call Fund(a)	Curian/Franklin Templeton Frontier Markets Fund(b)	Curian/Franklin Templeton Natural Resources Fund(a)	Curian/Lazard International Strategic Equity Fund(c)	Curian/Neuberger Berman Currency Fund(b)	Curian/Nicholas Convertible Arbitrage Fund(a)	Curian/PIMCO Credit Income Fund(a)	Curian/PineBridge Merger Arbitrage Fund(a)	Curian/Schroder Emerging Europe Fund(c)	Curian/T. Rowe Price Capital Appreciation Fund(d)

Investment Division data
Period ended December 31, 2013

Net Assets (in thousands)	$4,697	$394	$1,284	$278	$622	$3,463	$1,124	$4,389	$59	$530
Units Outstanding (in thousands)	413	32	136	24	64	333	109	443	6	50
Investment Income Ratio *	2.12%	0.00%	0.00%	0.00%	1.42%	0.01%	1.99%	0.00%	2.21%	0.52%

Period ended December 31, 2012

Net Assets (in thousands)	$1,104	$1	$474	n/a	$184	$1,101	$640	$2,266	n/a	n/a
Units Outstanding (in thousands)	108	0	54	n/a	18	108	61	227	n/a	n/a
Investment Income Ratio *	2.91%	0.00%	1.42%	n/a	0.00%	0.00%	1.92%	0.00%	n/a	n/a

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/The Boston Company Equity Income Fund(b)	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund(b)	Curian/UBS Global Long Short Fixed Income Opportunities Fund(d)	Curian/Urdang International REIT Fund(d)	Curian/Van Eck International Gold Fund(c)	JNL Disciplined Growth Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Institutional Alt 20 Fund(a)	JNL Institutional Alt 35 Fund(a)

Highest expense ratio
Period ended December 31, 2013

Unit Value	$14.494422	$9.843370	$9.876413	$9.258230	$4.623618	$10.545024	$11.573814	$11.332690	$15.720968	$16.227927
Total Return *	35.12%	-2.12%	-1.95%***	-1.76%***	-48.54%	20.92%	14.14%	19.70%	11.00%	9.72%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	2.56%	2.57%	2.46%	2.56%	2.46%

Period ended December 31, 2012

Unit Value	$10.727021	$10.056181	n/a	n/a	$8.985544	$8.720397	$10.140190	$9.467785	$14.163042	$14.789750
Total Return *	11.78%***	-1.87%***	n/a	n/a	-15.10%***	11.68%	10.42%	11.43%	6.71%***	8.62%
Ratio of Expenses **	1.25%	1.25%	n/a	n/a	1.25%	2.56%	2.57%	2.46%	2.56%	2.46%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	$7.808324	$9.183228	$8.496595	$13.107121	$13.616571
Total Return *	n/a	n/a	n/a	n/a	n/a	5.91%***	-1.83%	-3.27%	-4.94%	-8.03%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	2.56%	2.57%	2.46%	2.47%	2.46%

Period ended December 31, 2010

Unit Value	n/a	n/a	n/a	n/a	n/a	$8.303223	$9.354633	$8.783516	$13.787812	$14.530009
Total Return *	n/a	n/a	n/a	n/a	n/a	10.00%	8.28%	10.54%	6.99%***	13.85%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	2.46%	2.57%	2.46%	2.47%	2.37%

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	$7.548666	$8.639117	$7.946322	$12.511871	$13.013149
Total Return *	n/a	n/a	n/a	n/a	n/a	22.34%	15.66%	19.79%	-0.03%***	0.04%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	2.46%	2.57%	2.46%	2.345%	2.345%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 6, 2009.
(b)	Commencement of operations February 6, 2012.
(c)	Commencement of operations September 10, 2012.
(d)	Commencement of operations April 29, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/The Boston Company Equity Income Fund(b)	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund(b)	Curian/UBS Global Long Short Fixed Income Opportunities Fund(d)	Curian/Urdang International REIT Fund(d)	Curian/Van Eck International Gold Fund(c)	JNL Disciplined Growth Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Institutional Alt 20 Fund(a)	JNL Institutional Alt 35 Fund(a)

Lowest expense ratio
Period ended December 31, 2013

Unit Value	$14.563853	$9.918414	$9.893089	$9.273734	$4.647816	$11.795248	$12.953616	$12.587668	$16.768105	$17.144008
Total Return *	35.46%	-1.72%	-1.05%***	-0.43%***	-20.24%***	22.89%	16.00%	21.52%	12.52%	8.33%***
Ratio of Expenses **	1.00%	0.85%	1.00%	1.00%	0.85%	0.95%	0.95%	0.95%	1.20%	1.30%

Period ended December 31, 2012

Unit Value	$10.751499	$10.092394	n/a	n/a	$8.992422	$9.598504	$11.166780	$10.358582	$14.902370	$15.416154
Total Return *	15.43%***	-0.44%***	n/a	n/a	-12.71%***	13.50%	12.23%	13.13%	9.82%	9.83%
Ratio of Expenses **	1.00%	0.85%	n/a	n/a	1.00%	0.95%	0.95%	0.95%	1.20%	1.35%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	$8.456944	$9.949985	$9.156359	$13.570222	$14.036179
Total Return *	n/a	n/a	n/a	n/a	n/a	-4.05%	-0.23%***	-1.80%***	-3.73%	-5.10%
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	0.95%	0.95%	0.95%	1.20%	1.35%

Period ended December 31, 2010

Unit Value	n/a	n/a	n/a	n/a	n/a	$8.814252	$9.802583	$9.177843	$14.095348	$14.790255
Total Return *	n/a	n/a	n/a	n/a	n/a	11.67%	9.61%	11.77%	11.71%	12.83%
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	0.95%	1.35%	1.35%	1.20%	1.35%

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	$7.893102	$8.943025	$8.211421	$12.617915	$13.108918
Total Return *	n/a	n/a	n/a	n/a	n/a	33.84%***	17.08%	21.13%	4.23%***	20.14%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	0.95%	1.35%	1.35%	1.20%	1.35%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 6, 2009.
(b)	Commencement of operations February 6, 2012.
(c)	Commencement of operations September 10, 2012.
(d)	Commencement of operations April 29, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/The Boston Company Equity Income Fund(b)	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund(b)	Curian/UBS Global Long Short Fixed Income Opportunities Fund(d)	Curian/Urdang International REIT Fund(d)	Curian/Van Eck International Gold Fund(c)	JNL Disciplined Growth Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Institutional Alt 20 Fund(a)	JNL Institutional Alt 35 Fund(a)

Investment Division data
Period ended December 31, 2013

Net Assets (in thousands)	$2,481	$1,673	$469	$96	$672	$32,238	$69,637	$78,307	$74,335	$93,592
Units Outstanding (in thousands)	171	169	47	10	145	2,849	5,610	6,488	4,503	5,536
Investment Income Ratio *	1.71%	0.00%	0.00%	2.87%	0.23%	1.02%	1.37%	1.19%	2.10%	1.79%

Period ended December 31, 2012

Net Assets (in thousands)	$258	$822	n/a	n/a	$182	$17,076	$49,738	$51,479	$57,285	$65,669
Units Outstanding (in thousands)	24	82	n/a	n/a	20	1,847	4,626	5,144	3,894	4,299
Investment Income Ratio *	2.90%	0.00%	n/a	n/a	0.00%	1.18%	1.53%	1.44%	1.64%	1.85%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	$12,883	$35,387	$34,824	$38,069	$40,356
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	1,572	3,672	3,912	2,833	2,891
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	1.18%	1.41%	1.10%	1.03%	0.97%

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	$8,907	$23,777	$24,630	$22,417	$18,229
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	1,036	2,449	2,703	1,601	1,237
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	1.35%	1.19%	1.28%	0.80%	0.90%

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	$5,843	$9,460	$11,757	$4,545	$4,543
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	755	1,067	1,443	361	347
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	3.62%	3.34%	3.26%	0.00%	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations April 6, 2009.
(b)	Commencement of operations February 6, 2012.
(c)	Commencement of operations September 10, 2012.
(d)	Commencement of operations April 29, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 50 Fund(a)	JNL Institutional Alt 65 Fund(a)	JNL/American Funds Balanced Allocation Fund(c)	JNL/American Funds Blue Chip Income and Growth Fund(b)	JNL/American Funds Global Bond Fund(b)	JNL/American Funds Global Small Capitalization Fund(b)	JNL/American Funds Growth Allocation Fund(c)	JNL/American Funds Growth-Income Fund(b)	JNL/American Funds International Fund(b)	JNL/American Funds New World Fund(b)

Highest expense ratio
Period ended December 31, 2013

Unit Value	$16.112535	$16.470486	$11.555447	$14.084479	$10.094860	$12.333247	$12.118027	$14.500602	$12.010254	$11.536518
Total Return *	7.56%	6.73%	12.63%	29.21%	-5.64%	24.67%	17.97%	29.70%	18.00%	8.08%
Ratio of Expenses **	2.56%	2.56%	2.31%	2.46%	2.81%	2.56%	2.42%	2.46%	2.595%	2.56%

Period ended December 31, 2012

Unit Value	$14.979408	$15.432167	$10.260003	$10.900227	$10.698246	$9.893015	$10.271827	$11.179782	$10.178122	$10.673864
Total Return *	8.07%	8.14%	8.40%***	10.67%	2.82%	10.28%***	1.49%***	14.07%	14.39%	13.45%***
Ratio of Expenses **	2.56%	2.56%	2.31%	2.46%	2.81%	2.56%	2.42%	2.46%	2.595%	2.56%

Period ended December 31, 2011

Unit Value	$13.861468	$14.270232	n/a	$9.849416	$10.404360	$8.623965	n/a	$9.800553	$8.897912	$9.345775
Total Return *	-7.05%	-7.82%	n/a	-3.64%	1.44%	-21.38%	n/a	-4.67%	-19.11%***	-16.38%
Ratio of Expenses **	2.56%	2.56%	n/a	2.46%	2.81%	2.46%	n/a	2.46%	2.595%	2.46%

Period ended December 31, 2010

Unit Value	$14.913342	$15.480283	n/a	$10.221876	$10.257107	$10.969575	n/a	$10.280893	$10.674432	$11.176281
Total Return *	14.50%***	15.60%***	n/a	2.98%***	-2.81%***	1.76%***	n/a	2.86%***	4.24%***	6.16%***
Ratio of Expenses **	2.56%	2.56%	n/a	2.46%	2.81%	2.46%	n/a	2.46%	2.46%	2.46%

Period ended December 31, 2009

Unit Value	$13.337478	$13.718944	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	0.11%***	22.37%***	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	2.345%	2.46%	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 6, 2009.
(b)	Commencement of operations May 3, 2010.
(c)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 50 Fund(a)	JNL Institutional Alt 65 Fund(a)	JNL/American Funds Balanced Allocation Fund(c)	JNL/American Funds Blue Chip Income and Growth Fund(b)	JNL/American Funds Global Bond Fund(b)	JNL/American Funds Global Small Capitalization Fund(b)	JNL/American Funds Growth Allocation Fund(c)	JNL/American Funds Growth-Income Fund(b)	JNL/American Funds International Fund(b)	JNL/American Funds New World Fund(b)

Lowest expense ratio
Period ended December 31, 2013

Unit Value	$17.189416	$17.524884	$11.742381	$14.749397	$10.708113	$12.963556	$12.357278	$15.381271	$12.733397	$12.125908
Total Return *	9.04%	8.13%	13.71%	30.85%	-4.11%	26.37%	14.79%***	22.13%***	7.46%***	9.56%
Ratio of Expenses **	1.20%	1.25%	1.35%	1.20%	1.20%	1.20%	1.25%	0.85%	1.00%	1.20%

Period ended December 31, 2012

Unit Value	$15.764688	$16.206761	$10.326225	$11.271931	$11.166907	$10.258146	$10.346059	$11.622914	$10.563954	$11.067687
Total Return *	9.55%	9.56%	5.95%***	12.07%	4.50%	16.49%	2.62%***	-0.19%***	-1.86%	15.97%
Ratio of Expenses **	1.20%	1.25%	1.35%	1.20%	1.20%	1.20%	1.35%	1.00%	1.20%	1.20%

Period ended December 31, 2011

Unit Value	$14.390549	$14.792110	n/a	$10.057527	$10.686235	$8.806076	n/a	$10.007812	$9.106416	$9.543319
Total Return *	-5.76%	-6.60%	n/a	-2.43%	3.08%	-20.39%	n/a	-3.47%	-15.40%	-15.32%
Ratio of Expenses **	1.20%	1.25%	n/a	1.20%	1.20%	1.20%	n/a	1.20%	1.20%	1.20%

Period ended December 31, 2010

Unit Value	$15.270726	$15.838026	n/a	$10.307663	$10.367188	$11.061642	n/a	$10.367185	$10.764025	$11.269970
Total Return *	13.53%	14.41%	n/a	5.03%***	0.99%***	3.98%***	n/a	1.98%***	12.99%***	3.10%***
Ratio of Expenses **	1.20%	1.25%	n/a	1.20%	1.20%	1.20%	n/a	1.20%	1.20%	1.20%

Period ended December 31, 2009

Unit Value	$13.450517	$13.842677	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	1.37%***	2.20%***	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	1.20%	1.25%	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 6, 2009.
(b)	Commencement of operations May 3, 2010.
(c)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 50 Fund(a)	JNL Institutional Alt 65 Fund(a)	JNL/American Funds Balanced Allocation Fund(c)	JNL/American Funds Blue Chip Income and Growth Fund(b)	JNL/American Funds Global Bond Fund(b)	JNL/American Funds Global Small Capitalization Fund(b)	JNL/American Funds Growth Allocation Fund(c)	JNL/American Funds Growth-Income Fund(b)	JNL/American Funds International Fund(b)	JNL/American Funds New World Fund(b)

Investment Division data
Period ended December 31, 2013

Net Assets (in thousands)	$114,337	$18,921	$22,788	$69,306	$21,683	$20,367	$15,516	$82,480	$29,626	$29,110
Units Outstanding (in thousands)	6,768	1,096	1,948	4,763	2,054	1,592	1,262	5,490	2,377	2,436
Investment Income Ratio *	1.32%	0.65%	0.88%	1.19%	2.13%	0.67%	0.64%	0.82%	0.82%	0.57%

Period ended December 31, 2012

Net Assets (in thousands)	$94,136	$42,386	$5,737	$40,132	$20,921	$13,337	$4,260	$48,188	$19,107	$21,332
Units Outstanding (in thousands)	6,055	2,641	557	3,594	1,893	1,313	413	4,205	1,827	1,948
Investment Income Ratio *	1.94%	2.42%	0.00%	1.02%	1.98%	0.74%	0.00%	0.80%	1.19%	1.07%

Period ended December 31, 2011

Net Assets (in thousands)	$58,074	$44,014	n/a	$23,678	$16,600	$8,653	n/a	$29,983	$11,987	$13,117
Units Outstanding (in thousands)	4,076	3,000	n/a	2,368	1,563	988	n/a	3,012	1,324	1,383
Investment Income Ratio *	0.86%	0.68%	n/a	0.67%	1.01%	0.36%	n/a	0.55%	0.75%	0.63%

Period ended December 31, 2010

Net Assets (in thousands)	$32,487	$42,126	n/a	$9,396	$5,707	$6,409	n/a	$9,854	$4,825	$5,160
Units Outstanding (in thousands)	2,140	2,675	n/a	914	552	581	n/a	953	449	459
Investment Income Ratio *	0.84%	1.51%	n/a	0.00%	0.00%	0.00%	n/a	0.00%	0.00%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$10,572	$4,143	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	788	300	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	0.00%	0.00%	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations April 6, 2009.
(b)	Commencement of operations May 3, 2010.
(c)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/AQR Managed Futures Strategy Fund(b)	JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund(a)	JNL/BlackRock Large Cap Select Growth Fund	JNL/Brookfield Global Infrastructure Fund(c)	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund

Highest expense ratio
Period ended December 31, 2013

Unit Value	$10.389215	$9.865909	$11.482345	$28.821772	$14.427859	$9.879777	$26.277428	$17.283979	$30.128593	$7.594985
Total Return *	5.75%	6.21%	11.42%	34.95%	20.43%	11.02%	19.69%	30.59%	26.72%	-8.61%
Ratio of Expenses **	1.25%	3.06%	2.56%	2.95%	2.46%	4.00%	2.92%	3.445%	2.92%	2.77%

Period ended December 31, 2012

Unit Value	$9.823886	$9.289162	$10.305240	$21.357364	$11.979817	$8.899463	$21.955160	$13.235343	$23.775844	$8.310648
Total Return *	6.56%***	-2.26%	6.81%	7.39%	15.78%	8.60%	13.65%	9.84%	10.55%	19.19%
Ratio of Expenses **	1.25%	3.06%	2.56%	2.95%	2.46%	4.00%	2.92%	3.445%	2.92%	2.77%

Period ended December 31, 2011

Unit Value	n/a	$9.503708	$9.648319	$19.887664	$10.347437	$8.194877	$19.319006	$12.050048	$21.507223	$6.972502
Total Return *	n/a	-10.15%	-4.98%***	-2.17%	0.27%***	-8.48%	-7.25%	-4.19%	-5.11%	-23.34%
Ratio of Expenses **	n/a	3.06%	2.56%	2.95%	2.46%	4.00%	2.92%	3.445%	2.92%	2.77%

Period ended December 31, 2010

Unit Value	n/a	$10.577556	$10.294555	$20.329402	n/a	$8.954289	$20.828884	$12.577079	$22.666493	$9.095534
Total Return *	n/a	13.90%	3.61%***	9.40%	n/a	4.74%	8.56%	8.07%	31.74%	16.14%
Ratio of Expenses **	n/a	3.06%	2.42%	2.95%	n/a	4.00%	2.92%	3.45%	2.92%	2.77%

Period ended December 31, 2009

Unit Value	n/a	$9.286455	n/a	$18.582853	n/a	$8.549148	$19.186964	$11.638017	$17.205430	$7.831456
Total Return *	n/a	45.41%	n/a	30.89%	n/a	17.68%	34.25%	29.30%	31.59%	15.78%***
Ratio of Expenses **	n/a	3.06%	n/a	2.95%	n/a	4.00%	2.92%	3.45%	2.92%	2.77%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 11, 2010.
(b)	Commencement of operations August 29, 2011.
(c)	Commencement of operations December 12, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/AQR Managed Futures Strategy Fund(b)	JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund(a)	JNL/BlackRock Large Cap Select Growth Fund	JNL/Brookfield Global Infrastructure Fund(c)	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund

Lowest expense ratio
Period ended December 31, 2013

Unit Value	$10.487045	$11.505214	$12.132492	$39.937760	$14.912229	$14.388763	$36.209240	$27.073038	$41.275268	$8.457573
Total Return *	6.18%	8.58%	9.10%***	37.33%	22.39%	14.11%	21.76%	15.09%***	29.05%	-6.98%
Ratio of Expenses **	0.85%	0.85%	0.85%	1.20%	0.85%	1.25%	1.20%	0.85%	1.10%	1.00%

Period ended December 31, 2012

Unit Value	$9.876802	$10.595859	$10.668681	$29.081001	$12.184240	$12.609448	$29.737379	$19.712406	$31.984710	$9.092134
Total Return *	3.82%***	14.31%***	0.79%***	9.29%	13.75%***	11.63%	15.62%***	1.42%***	8.78%	6.96%***
Ratio of Expenses **	0.85%	0.85%	1.00%	1.20%	0.85%	1.25%	1.20%	1.00%	1.10%	1.00%

Period ended December 31, 2011

Unit Value	n/a	$10.420986	$9.809639	$26.608782	$10.353105	$11.295328	$25.507270	$17.247755	$28.409569	$7.418200
Total Return *	n/a	-8.47%	-4.97%	-0.45%	1.63%***	-5.94%	-5.69%	-1.92%	-3.38%	-22.17%
Ratio of Expenses **	n/a	1.20%	1.20%	1.20%	1.35%	1.25%	1.25%	1.10%	1.10%	1.25%

Period ended December 31, 2010

Unit Value	n/a	$11.385308	$10.322473	$26.729247	n/a	$12.008142	$27.046552	$17.585979	$29.402331	$9.531443
Total Return *	n/a	16.04%	1.12%***	11.33%	n/a	7.66%	10.39%	10.63%	34.17%	17.92%
Ratio of Expenses **	n/a	1.20%	1.20%	1.20%	n/a	1.25%	1.25%	1.10%	1.10%	1.25%

Period ended December 31, 2009

Unit Value	n/a	$9.811404	n/a	$24.008993	n/a	$11.153827	$24.501862	$15.895750	$21.915024	$8.082935
Total Return *	n/a	48.14%	n/a	33.21%	n/a	20.96%	36.51%	32.37%	34.00%	1.99%***
Ratio of Expenses **	n/a	1.20%	n/a	1.20%	n/a	1.25%	1.25%	1.10%	1.10%	1.25%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 11, 2010.
(b)	Commencement of operations August 29, 2011.
(c)	Commencement of operations December 12, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/AQR Managed Futures Strategy Fund(b)	JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund(a)	JNL/BlackRock Large Cap Select Growth Fund	JNL/Brookfield Global Infrastructure Fund(c)	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund

Investment Division data
Period ended December 31, 2013

Net Assets (in thousands)	$5,106	$50,906	$112,382	$32,979	$28,526	$23,593	$14,613	$20,880	$71,984	$10,589
Units Outstanding (in thousands)	489	4,648	9,465	957	1,935	1,717	463	877	1,910	1,296
Investment Income Ratio *	4.80%	0.40%	0.63%	0.03%	0.93%	1.69%	1.26%	1.00%	0.08%	1.22%

Period ended December 31, 2012

Net Assets (in thousands)	$1,647	$43,540	$66,293	$24,075	$4,763	$20,485	$11,953	$9,008	$46,089	$11,645
Units Outstanding (in thousands)	167	4,294	6,292	971	393	1,696	468	512	1,576	1,320
Investment Income Ratio *	0.00%	0.00%	0.00%	0.15%	0.06%	2.03%	1.19%	0.89%	0.00%	0.68%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	$40,160	$18,579	$21,851	$350	$18,675	$10,792	$7,533	$38,957	$7,751
Units Outstanding (in thousands)	n/a	3,939	1,902	977	34	1,722	491	482	1,490	1,060
Investment Income Ratio *	n/a	0.62%	0.57%	0.33%	0.00%	1.08%	0.94%	0.58%	0.00%	0.46%

Period ended December 31, 2010

Net Assets (in thousands)	n/a	$31,623	$7,298	$20,025	n/a	$18,133	$11,063	$5,550	$29,936	$9,193
Units Outstanding (in thousands)	n/a	2,831	708	909	n/a	1,568	482	354	1,107	975
Investment Income Ratio *	n/a	0.32%	0.00%	0.26%	n/a	1.13%	0.73%	0.32%	0.23%	0.13%

Period ended December 31, 2009

Net Assets (in thousands)	n/a	$28,331	n/a	$14,962	n/a	$13,985	$8,855	$4,315	$10,264	$5,941
Units Outstanding (in thousands)	n/a	2,934	n/a	800	n/a	1,299	446	328	521	741
Investment Income Ratio *	n/a	0.86%	n/a	0.18%	n/a	2.46%	1.86%	1.31%	0.00%	0.01%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations October 11, 2010.
(b)	Commencement of operations August 29, 2011.
(c)	Commencement of operations December 12, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund(a)	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund

Highest expense ratio
Period ended December 31, 2013

Unit Value	$6.607529	$10.712698	$10.207749	$11.673816	$12.200544	$10.281784	$10.655559	$16.486449	$17.489665	$12.573658
Total Return *	-5.05%	20.40%	26.60%	1.01%	10.64%	28.95%	25.05%	30.52%	-4.26%	-10.39%
Ratio of Expenses **	2.81%	2.92%	2.92%	2.46%	3.06%	2.645%	2.56%	2.92%	3.30%	2.81%

Period ended December 31, 2012

Unit Value	$6.959027	$8.897691	$8.063049	$11.557034	$11.026824	$7.973159	$8.521104	$12.631682	$18.268639	$14.032145
Total Return *	20.04%	12.61%	18.53%	8.29%***	8.81%	23.93%	10.78%	14.23%	4.26%	16.71%
Ratio of Expenses **	2.81%	2.92%	2.92%	2.46%	3.06%	2.645%	2.56%	2.92%	3.30%	2.81%

Period ended December 31, 2011

Unit Value	$5.797024	$7.901322	$6.802345	$10.050974	$10.134060	$6.433521	$7.691597	$11.058315	$17.522972	$12.023017
Total Return *	-29.88%	-4.19%	-8.78%	0.51%***	-0.55%	-16.61%***	-3.16%	-5.52%	2.82%	-7.31%
Ratio of Expenses **	2.81%	2.92%	2.92%	1.82%	3.06%	2.645%	2.56%	2.92%	3.30%	2.81%

Period ended December 31, 2010

Unit Value	$8.267688	$8.247152	$7.456868	n/a	$10.190111	$7.714890	$7.942977	$11.704333	$17.043066	$12.970732
Total Return *	-1.16%***	7.21%	3.99%	n/a	9.17%	17.40%	8.64%	23.18%	4.13%	-1.70%***
Ratio of Expenses **	2.81%	2.92%	2.92%	n/a	3.06%	2.645%	2.56%	2.92%	3.30%	2.81%

Period ended December 31, 2009

Unit Value	$7.278544	$7.692367	$7.171023	n/a	$9.333800	$6.571401	$7.311457	$9.501581	$16.366352	$11.542313
Total Return *	20.08%***	26.39%	27.07%	n/a	28.91%	48.61%	23.54%	29.77%	10.45%	9.49%***
Ratio of Expenses **	2.77%	2.92%	2.92%	n/a	3.06%	2.645%	2.56%	2.92%	3.30%	2.56%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations December 12, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund(a)	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund

Lowest expense ratio
Period ended December 31, 2013

Unit Value	$7.376329	$12.073890	$11.504855	$12.065777	$14.287741	$11.466446	$11.712767	$19.723682	$26.354655	$13.931926
Total Return *	-3.32%	22.49%	28.80%	0.31%***	5.52%***	3.01%***	26.76%	2.40%***	-2.13%	-8.62%
Ratio of Expenses **	1.00%	1.20%	1.20%	0.85%	1.00%	0.85%	1.20%	0.85%	1.10%	0.85%

Period ended December 31, 2012

Unit Value	$7.629376	$9.857235	$8.932659	$11.736107	$12.482631	$8.667349	$9.240017	$14.633484	$26.929413	$15.246170
Total Return *	3.02%***	14.57%	20.60%	3.09%***	10.86%	17.64%***	12.30%	11.16%***	6.58%	13.03%***
Ratio of Expenses **	1.00%	1.20%	1.20%	1.00%	1.20%	1.00%	1.20%	1.00%	1.10%	0.85%

Period ended December 31, 2011

Unit Value	$6.177716	$8.603731	$7.407117	$10.053056	$11.260011	$6.823433	$8.227627	$12.358621	$25.266640	$12.665430
Total Return *	-28.78%	-6.63%***	-7.20%***	0.53%***	1.31%	-15.40%	-1.84%	-9.55%***	5.10%	-5.81%
Ratio of Expenses **	1.25%	1.20%	1.20%	1.40%	1.20%	1.20%	1.20%	1.25%	1.10%	1.20%

Period ended December 31, 2010

Unit Value	$8.674606	$8.810426	$7.966199	n/a	$11.114211	$8.065387	$8.382027	$12.792624	$24.041331	$13.446113
Total Return *	15.47%	9.02%	5.74%	n/a	11.22%	19.11%	10.12%	25.14%	6.45%	3.93%***
Ratio of Expenses **	1.25%	1.25%	1.25%	n/a	1.20%	1.20%	1.20%	1.35%	1.10%	1.20%

Period ended December 31, 2009

Unit Value	$7.512174	$8.081629	$7.533953	n/a	$9.992628	$6.771385	$7.611388	$10.222878	$22.584355	$11.702888
Total Return *	12.28%***	28.52%	29.21%	n/a	4.97%***	0.84%***	25.23%	31.81%	12.91%	21.28%
Ratio of Expenses **	1.25%	1.25%	1.25%	n/a	1.20%	1.20%	1.20%	1.35%	1.10%	1.35%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations December 12, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund(a)	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund

Investment Division data
Period ended December 31, 2013

Net Assets (in thousands)	$25,156	$90,996	$26,200	$28,988	$115,313	$20,155	$40,022	$36,575	$44,744	$15,020
Units Outstanding (in thousands)	3,537	7,741	2,335	2,435	8,409	1,837	3,499	1,973	1,862	1,116
Investment Income Ratio *	0.90%	2.00%	1.30%	2.78%	4.10%	1.01%	0.92%	0.93%	3.03%	7.64%

Period ended December 31, 2012

Net Assets (in thousands)	$26,375	$71,831	$15,856	$11,176	$85,711	$13,432	$28,473	$22,557	$41,804	$17,700
Units Outstanding (in thousands)	3,568	7,459	1,813	959	7,036	1,599	3,145	1,615	1,701	1,197
Investment Income Ratio *	0.78%	2.20%	1.55%	0.34%	4.68%	1.63%	1.55%	0.27%	2.46%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	$19,522	$61,514	$12,114	$-	$67,216	$8,741	$22,395	$16,217	$30,199	$17,233
Units Outstanding (in thousands)	3,207	7,295	1,665	-	6,100	1,302	2,771	1,345	1,310	1,378
Investment Income Ratio *	0.36%	1.48%	0.96%	0.00%	4.18%	1.46%	2.62%	0.32%	2.07%	5.19%

Period ended December 31, 2010

Net Assets (in thousands)	$21,618	$57,185	$9,349	n/a	$53,897	$8,311	$17,073	$13,064	$23,678	$14,482
Units Outstanding (in thousands)	2,520	6,588	1,188	n/a	4,941	1,044	2,069	1,038	1,084	1,087
Investment Income Ratio *	0.00%	3.14%	1.55%	n/a	4.20%	1.29%	0.03%	0.56%	2.74%	1.32%

Period ended December 31, 2009

Net Assets (in thousands)	$16,155	$41,621	$5,832	n/a	$34,693	$5,539	$10,152	$5,783	$18,061	$3,676
Units Outstanding (in thousands)	2,160	5,214	782	n/a	3,531	826	1,351	574	886	316
Investment Income Ratio *	0.00%	0.07%	2.26%	n/a	7.00%	2.36%	4.44%	0.99%	4.89%	0.22%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations December 12, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund(a)	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund

Highest expense ratio
Period ended December 31, 2013

Unit Value	$16.046163	$10.824188	$12.834530	$15.139828	$12.821086	$18.122302	$18.493104	$13.603059	$10.876593	$27.770029
Total Return *	28.73%	30.48%	-0.33%	15.39%	34.11%	26.25%	34.75%	20.23%	17.10%	37.95%
Ratio of Expenses **	3.06%	2.81%	3.06%	3.06%	4.00%	3.62%	3.60%	2.81%	3.67%	2.92%

Period ended December 31, 2012

Unit Value	$12.464803	$8.295683	$12.877546	$13.120420	$9.560387	$14.354642	$13.724219	$11.314614	$9.288562	$20.131128
Total Return *	14.45%	16.27%	24.44%	12.26%	8.07%	3.90%	13.50%	14.00%	12.92%	12.89%
Ratio of Expenses **	3.06%	2.81%	3.06%	3.06%	4.00%	3.62%	3.60%	2.81%	3.67%	2.92%

Period ended December 31, 2011

Unit Value	$10.891241	$7.134821	$10.348752	$11.687458	$8.846506	$13.815382	$12.091397	$9.925279	$8.225484	$17.832882
Total Return *	-9.35%	-13.10%	-9.08%	-9.68%	-10.33%	-9.01%	-4.84%	-10.05%	-16.00%	-8.60%
Ratio of Expenses **	3.06%	2.81%	3.06%	3.06%	4.00%	3.62%	3.60%	2.81%	3.67%	2.92%

Period ended December 31, 2010

Unit Value	$12.014464	$8.210392	$11.382358	$12.940614	$9.866017	$15.183516	$12.706377	$11.034330	$9.791874	$19.509756
Total Return *	20.65%	1.33%***	13.62%	8.92%	12.80%	18.69%	21.75%	5.25%***	3.71%	21.98%
Ratio of Expenses **	3.06%	2.81%	3.06%	3.06%	4.00%	3.62%	3.60%	2.81%	3.67%	2.92%

Period ended December 31, 2009

Unit Value	$9.958343	$7.830309	$10.018332	$11.880546	$8.746244	$12.792119	$10.436552	$10.346684	$9.442039	$15.994559
Total Return *	28.66%	22.16%***	28.54%	32.86%	19.42%	34.69%	30.03%	-0.34%***	25.48%	38.84%
Ratio of Expenses **	3.06%	2.56%	3.06%	3.06%	4.00%	3.62%	3.60%	2.37%	3.67%	2.92%

*	Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.
**	Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***	Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund(a)	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund

Lowest expense ratio
Period ended December 31, 2013

Unit Value	$18.852593	$12.107867	$15.543283	$22.856138	$18.250068	$27.011558	$25.378300	$14.786626	$16.340932	$40.843386
Total Return *	31.15%	32.60%	1.89%	2.83%***	38.05%	29.47%	38.30%	17.48%***	20.15%	15.37%***
Ratio of Expenses **	1.20%	1.20%	0.85%	0.85%	1.10%	1.10%	1.00%	0.85%	1.10%	0.85%

Period ended December 31, 2012

Unit Value	$14.374973	$9.131280	$15.254481	$18.868951	$13.219647	$20.863336	$18.350522	$12.001718	$13.600982	$28.245166
Total Return *	16.60%	18.16%	16.75%***	8.78%***	11.26%	6.56%	7.02%***	2.38%***	15.87%	2.12%***
Ratio of Expenses **	1.20%	1.20%	0.85%	1.00%	1.10%	1.10%	1.00%	1.00%	1.10%	1.00%

Period ended December 31, 2011

Unit Value	$12.328155	$7.727713	$11.713852	$15.926058	$11.881918	$19.578498	$15.356308	$10.292229	$11.737899	$23.739928
Total Return *	-7.65%	-11.69%	-7.38%***	-7.99%	-7.70%	-6.69%	-2.58%	-8.59%***	-13.82%	-7.01%***
Ratio of Expenses **	1.20%	1.20%	1.20%	1.20%	1.10%	1.10%	1.25%	1.20%	1.10%	1.20%

Period ended December 31, 2010

Unit Value	$13.349617	$8.751043	$12.611990	$17.309587	$12.873477	$20.983331	$15.763517	$11.238795	$13.619569	$25.333583
Total Return *	22.91%	7.40%	15.68%	10.97%	16.12%	21.72%	24.64%	8.34%	6.41%	24.04%
Ratio of Expenses **	1.20%	1.20%	1.25%	1.20%	1.10%	1.10%	1.25%	1.35%	1.10%	1.25%

Period ended December 31, 2009

Unit Value	$10.861081	$8.148045	$10.902034	$15.598755	$11.086130	$17.238509	$12.646845	$10.373870	$12.799740	$20.424376
Total Return *	2.03%***	23.37%	30.89%	35.36%	22.93%	38.13%	33.13%	4.38%***	28.74%	41.18%
Ratio of Expenses **	1.20%	1.20%	1.25%	1.20%	1.10%	1.10%	1.25%	1.35%	1.10%	1.25%

*	Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.
**	Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***	Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund(a)	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund

Investment Division data
Period ended December 31, 2013

Net Assets (in thousands)	$42,939	$11,686	$44,391	$33,600	$33,216	$23,526	$31,745	$122,561	$31,060	$30,656
Units Outstanding (in thousands)	2,353	990	3,035	1,687	1,924	947	1,338	8,545	2,046	900
Investment Income Ratio *	0.42%	0.18%	3.41%	1.14%	0.42%	0.20%	0.13%	1.41%	3.63%	0.18%

Period ended December 31, 2012

Net Assets (in thousands)	$26,407	$6,831	$36,326	$23,664	$21,018	$15,967	$15,231	$81,633	$21,942	$17,299
Units Outstanding (in thousands)	1,891	765	2,520	1,405	1,678	831	887	6,936	1,733	731
Investment Income Ratio *	1.18%	0.39%	0.78%	1.73%	0.00%	0.27%	0.00%	0.11%	4.83%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	$22,894	$5,277	$19,221	$18,854	$16,200	$14,088	$10,988	$53,309	$17,379	$19,639
Units Outstanding (in thousands)	1,902	696	1,688	1,283	1,433	782	743	5,225	1,586	945
Investment Income Ratio *	0.86%	0.12%	2.67%	0.71%	0.16%	0.68%	0.00%	0.16%	2.80%	0.00%

Period ended December 31, 2010

Net Assets (in thousands)	$11,928	$5,598	$16,691	$18,691	$13,781	$13,800	$9,681	$30,214	$18,237	$19,305
Units Outstanding (in thousands)	914	650	1,354	1,181	1,124	716	637	2,696	1,432	884
Investment Income Ratio *	0.64%	0.76%	5.36%	0.67%	0.30%	0.53%	0.00%	0.01%	2.40%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$5,694	$3,506	$9,829	$16,218	$9,404	$10,301	$6,353	$4,687	$19,101	$15,041
Units Outstanding (in thousands)	536	436	919	1,140	892	654	522	452	1,587	882
Investment Income Ratio *	1.33%	0.97%	3.02%	2.22%	0.31%	0.83%	0.00%	0.00%	4.38%	0.00%

*	These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund(a)	JNL/MC 10 x 10 Fund	JNL/MC 25 Fund	JNL/MC Bond Index Fund	JNL/MC Communications Sector Fund	JNL/MC Consumer Brands Sector Fund	JNL/MC Dow Dividend Fund(a)

Highest expense ratio
Period ended December 31, 2013

Unit Value	$12.393151	$11.910786	$13.309254	$13.835654	$11.280317	$19.187705	$10.333287	$5.938096	$14.887088	$8.078487
Total Return *	-7.30%	-4.08%	1.98%	16.45%	24.59%	32.92%	-6.38%	17.37%	36.12%	14.01%
Ratio of Expenses **	4.00%	3.06%	2.46%	2.45%	2.47%	2.92%	3.82%	3.06%	3.595%	2.92%

Period ended December 31, 2012

Unit Value	$13.368705	$12.416942	$13.050297	$11.881228	$9.054294	$14.435226	$11.037020	$5.059207	$10.936346	$7.085946
Total Return *	-0.43%	18.51%	5.27%	11.97%	13.13%	14.31%	-0.28%	16.70%	19.10%	8.27%
Ratio of Expenses **	4.00%	3.06%	2.46%	2.45%	2.47%	2.92%	3.82%	3.06%	3.595%	2.92%

Period ended December 31, 2011

Unit Value	$13.426724	$10.477346	$12.396903	$10.610784	$8.003769	$12.628671	$11.068043	$4.335113	$9.182378	$6.544599
Total Return *	5.54%	-20.22%	-14.03%	-13.80%	-4.47%	5.75%	3.15%	-6.10%	2.78%	2.74%
Ratio of Expenses **	4.00%	3.06%	2.46%	2.45%	2.47%	2.92%	3.82%	3.06%	3.595%	2.92%

Period ended December 31, 2010

Unit Value	$12.722158	$13.133006	$14.419391	$12.310144	$8.378355	$11.942160	$10.730476	$4.616627	$8.933898	$6.370230
Total Return *	3.13%	18.23%	20.95%***	10.48%	13.59%	19.32%	1.91%	18.84%	18.42%	8.82%
Ratio of Expenses **	4.00%	3.06%	2.46%	2.45%	2.47%	2.92%	3.82%	3.06%	3.595%	2.92%

Period ended December 31, 2009

Unit Value	$12.335502	$11.107627	$12.027677	$11.142480	$7.375850	$10.008869	$10.529872	$3.884787	$7.544110	$5.853775
Total Return *	-0.37%	66.56%	2.20%***	52.64%***	21.55%	48.54%	1.78%	21.81%	28.44%	16.79%
Ratio of Expenses **	4.00%	3.06%	2.32%	2.45%	2.47%	2.92%	3.82%	3.06%	3.595%	2.92%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	The period is from January 1, 2013 through acquisition September 13, 2013. Unit values disclosed are as of September 13, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund(a)	JNL/MC 10 x 10 Fund	JNL/MC 25 Fund	JNL/MC Bond Index Fund	JNL/MC Communications Sector Fund	JNL/MC Consumer Brands Sector Fund	JNL/MC Dow Dividend Fund(a)

Lowest expense ratio
Period ended December 31, 2013

Unit Value	$20.880817	$14.110089	$14.208819	$14.680341	$12.276911	$24.624011	$14.475854	$8.005423	$22.156773	$9.215094
Total Return *	-4.66%	0.01%***	3.22%	17.43%	14.58%***	35.23%	-3.70%	19.81%	12.21%***	15.39%
Ratio of Expenses **	1.20%	0.85%	1.20%	1.25%	1.20%	1.20%	1.00%	1.00%	0.85%	1.20%

Period ended December 31, 2012

Unit Value	$21.902507	$14.245087	$13.765150	$12.500932	$9.702499	$18.209120	$15.031760	$6.681594	$15.518465	$7.985981
Total Return *	2.40%	6.77%***	3.05%***	13.33%	14.52%	15.04%***	-0.04%***	-0.81%***	0.76%***	10.16%
Ratio of Expenses **	1.20%	1.00%	1.20%	1.25%	1.25%	1.20%	1.00%	1.00%	1.00%	1.20%

Period ended December 31, 2011

Unit Value	$21.388486	$11.641544	$12.850625	$11.030677	$8.472480	$15.560870	$14.509875	$5.437031	$12.304904	$7.249745
Total Return *	8.53%	-18.73%	-13.07%	-2.30%***	-3.31%	7.52%	5.98%	-4.39%	5.21%	1.46%***
Ratio of Expenses **	1.20%	1.20%	1.35%	1.25%	1.25%	1.25%	1.10%	1.25%	1.25%	1.20%

Period ended December 31, 2010

Unit Value	$19.708034	$14.324101	$14.782825	$12.613218	$8.762104	$14.471906	$13.690850	$5.686513	$11.695318	$6.919764
Total Return *	6.06%	20.45%	21.43%	11.70%	14.99%	21.33%	4.72%	21.01%	21.23%	10.66%
Ratio of Expenses **	1.20%	1.20%	1.35%	1.35%	1.25%	1.25%	1.10%	1.25%	1.25%	1.25%

Period ended December 31, 2009

Unit Value	$18.581407	$11.891765	$12.173516	$11.291894	$7.620194	$11.928181	$13.074377	$4.699190	$9.647037	$6.253416
Total Return *	2.46%	2.85%***	45.03%	35.55%	23.04%	51.04%	4.59%	24.03%	31.49%	18.76%
Ratio of Expenses **	1.20%	1.20%	1.35%	1.35%	1.25%	1.25%	1.10%	1.25%	1.25%	1.25%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	The period is from January 1, 2013 through acquisition September 13, 2013. Unit values disclosed are as of September 13, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund(a)	JNL/MC 10 x 10 Fund	JNL/MC 25 Fund	JNL/MC Bond Index Fund	JNL/MC Communications Sector Fund	JNL/MC Consumer Brands Sector Fund	JNL/MC Dow Dividend Fund(a)

Investment Division data
Period ended December 31, 2013

Net Assets (in thousands)	$34,446	$38,741	$3,810	$-	$41,074	$48,340	$32,592	$9,606	$27,063	$-
Units Outstanding (in thousands)	1,782	2,894	274	-	3,423	2,085	2,413	1,311	1,353	-
Investment Income Ratio *	3.23%	1.39%	2.13%	0.18%	2.04%	2.54%	2.15%	2.43%	0.68%	2.88%

Period ended December 31, 2012

Net Assets (in thousands)	$41,937	$45,233	$3,676	$2,504	$34,975	$32,852	$32,939	$10,005	$12,972	$29,352
Units Outstanding (in thousands)	2,069	3,301	271	204	3,665	1,913	2,345	1,611	906	3,783
Investment Income Ratio *	2.28%	2.02%	1.19%	1.13%	2.36%	2.37%	2.34%	3.49%	0.57%	3.04%

Period ended December 31, 2011

Net Assets (in thousands)	$35,432	$41,161	$2,556	$1,890	$31,010	$22,351	$28,141	$6,054	$5,465	$21,637
Units Outstanding (in thousands)	1,791	3,618	200	173	3,710	1,520	2,044	1,182	463	3,067
Investment Income Ratio *	2.62%	1.04%	0.22%	0.81%	1.48%	2.58%	3.03%	3.27%	0.56%	3.16%

Period ended December 31, 2010

Net Assets (in thousands)	$24,533	$56,931	$1,664	$1,297	$28,351	$26,660	$22,461	$4,063	$3,220	$17,318
Units Outstanding (in thousands)	1,349	4,060	113	103	3,273	1,941	1,725	746	287	2,558
Investment Income Ratio *	3.28%	0.55%	0.75%	0.48%	2.05%	3.13%	2.69%	3.28%	0.49%	3.09%

Period ended December 31, 2009

Net Assets (in thousands)	$17,065	$30,651	$616	$465	$21,284	$9,395	$18,998	$1,568	$1,673	$13,360
Units Outstanding (in thousands)	1,008	2,620	51	41	2,818	838	1,527	346	182	2,177
Investment Income Ratio *	2.66%	2.46%	0.61%	1.25%	4.74%	3.81%	2.67%	4.72%	0.66%	7.65%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	The period is from January 1, 2013 through acquisition September 13, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund(c)	JNL/MC Emerging Markets Index Fund(b)	JNL/MC European 30 Fund	JNL/MC Financial Sector Fund	JNL/MC Global Alpha Fund(a)	JNL/MC Healthcare Sector Fund	JNL/MC Index 5 Fund	JNL/MC International Index Fund	JNL/MC JNL 5 Fund	JNL/MC JNL Optimized 5 Fund

Highest expense ratio
Period ended December 31, 2013

Unit Value	$13.625439	$9.657680	$14.105397	$8.487959	$9.444736	$15.182719	$11.723567	$13.972251	$13.609160	$11.293493
Total Return *	35.62%	-6.49%	3.12%***	29.28%	-3.64%	35.88%	20.45%	16.88%	27.33%	28.44%
Ratio of Expenses **	2.56%	2.46%	2.80%	3.10%	2.32%	3.62%	2.695%	3.82%	3.36%	2.95%

Period ended December 31, 2012

Unit Value	$10.046457	$10.327566	$11.268651	$6.565716	$9.801287	$11.173519	$9.732936	$11.954577	$10.687935	$8.793140
Total Return *	-0.09%***	11.21%***	6.00%	22.26%	-4.15%	14.33%	10.92%	13.58%	14.13%	10.98%
Ratio of Expenses **	2.56%	2.46%	2.46%	3.10%	2.32%	3.62%	2.695%	3.82%	3.36%	2.95%

Period ended December 31, 2011

Unit Value	n/a	$9.041881	$10.631165	$5.370175	$10.225383	$9.773195	$8.774960	$10.525030	$9.364430	$7.923453
Total Return *	n/a	-0.09%***	-9.60%	-15.54%	0.52%	6.95%	-4.68%***	-15.54%	-5.30%	-12.46%
Ratio of Expenses **	n/a	1.82%	2.46%	3.10%	2.32%	3.62%	2.695%	3.82%	3.36%	2.95%

Period ended December 31, 2010

Unit Value	n/a	n/a	$11.760139	$6.358391	$10.172833	$9.138311	$9.205757	$12.461897	$9.888075	$9.050921
Total Return *	n/a	n/a	-0.35%	10.02%	3.21%***	0.18%	12.70%	2.81%	13.24%	10.36%
Ratio of Expenses **	n/a	n/a	2.46%	3.10%	2.32%	3.62%	2.695%	3.82%	3.36%	2.95%

Period ended December 31, 2009

Unit Value	n/a	n/a	$11.801059	$5.779211	$9.824164	$9.121715	$8.168040	$12.121486	$8.732037	$8.200923
Total Return *	n/a	n/a	37.60%	15.00%	-2.35%***	16.67%	21.83%	24.44%	20.03%	33.72%
Ratio of Expenses **	n/a	n/a	2.46%	3.10%	2.21%	3.62%	2.695%	3.82%	3.36%	2.95%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations September 28, 2009.
(b)	Commencement of operations August 29, 2011.
(c)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund(c)	JNL/MC Emerging Markets Index Fund(b)	JNL/MC European 30 Fund	JNL/MC Financial Sector Fund	JNL/MC Global Alpha Fund(a)	JNL/MC Healthcare Sector Fund	JNL/MC Index 5 Fund	JNL/MC International Index Fund	JNL/MC JNL 5 Fund	JNL/MC JNL Optimized 5 Fund

Lowest expense ratio
Period ended December 31, 2013

Unit Value	$13.904075	$10.028636	$15.500182	$11.757276	$10.055260	$22.679603	$12.824234	$19.930516	$16.615938	$12.915534
Total Return *	37.28%	-4.73%***	23.00%***	5.19%***	-2.21%	4.14%***	22.08%	16.38%***	30.11%	30.70%
Ratio of Expenses **	1.35%	0.85%	1.00%	0.85%	0.85%	0.85%	1.35%	0.85%	1.20%	1.20%

Period ended December 31, 2012

Unit Value	$10.128567	$10.531884	$11.860954	$8.482107	$10.282229	$15.909183	$10.504460	$16.283294	$12.770439	$9.881606
Total Return *	6.40%***	0.73%***	7.29%	24.61%	-0.24%***	-1.98%***	12.42%	2.01%***	16.63%	12.94%
Ratio of Expenses **	1.35%	1.00%	1.25%	1.20%	0.85%	1.00%	1.35%	1.00%	1.20%	1.20%

Period ended December 31, 2011

Unit Value	n/a	$9.038785	$11.055224	$6.806673	$10.451281	$13.145097	$9.343671	$13.662299	$10.949320	$8.749376
Total Return *	n/a	-0.03%***	-8.50%	-13.93%	1.51%	9.50%	-3.39%	-13.31%	-3.23%	-10.92%
Ratio of Expenses **	n/a	1.35%	1.25%	1.20%	1.35%	1.25%	1.35%	1.20%	1.20%	1.20%

Period ended December 31, 2010

Unit Value	n/a	n/a	$12.082548	$7.907944	$10.296112	$12.004152	$9.671778	$15.759270	$11.315208	$9.821450
Total Return *	n/a	n/a	0.87%	12.13%	4.57%	2.59%	14.23%	5.54%	15.71%	12.31%
Ratio of Expenses **	n/a	n/a	1.25%	1.20%	1.35%	1.25%	1.35%	1.20%	1.20%	1.20%

Period ended December 31, 2009

Unit Value	n/a	n/a	$11.978916	$7.052330	$9.845736	$11.701635	$8.466867	$14.932353	$9.778792	$8.744697
Total Return *	n/a	n/a	14.71%***	17.20%	-0.82%***	19.47%	23.48%	27.74%	22.66%	36.08%
Ratio of Expenses **	n/a	n/a	1.25%	1.20%	1.35%	1.25%	1.35%	1.20%	1.20%	1.20%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations September 28, 2009.
(b)	Commencement of operations August 29, 2011.
(c)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund(c)	JNL/MC Emerging Markets Index Fund(b)	JNL/MC European 30 Fund	JNL/MC Financial Sector Fund	JNL/MC Global Alpha Fund(a)	JNL/MC Healthcare Sector Fund	JNL/MC Index 5 Fund	JNL/MC International Index Fund	JNL/MC JNL 5 Fund	JNL/MC JNL Optimized 5 Fund

Investment Division data
Period ended December 31, 2013

Net Assets (in thousands)	$2,305	$16,399	$5,020	$33,962	$3,193	$64,183	$65,059	$49,446	$262,164	$36,911
Units Outstanding (in thousands)	167	1,661	333	3,234	324	3,136	5,170	2,705	16,407	2,958
Investment Income Ratio *	0.80%	0.82%	1.14%	0.92%	0.00%	0.79%	1.56%	2.53%	2.59%	2.89%

Period ended December 31, 2012

Net Assets (in thousands)	$433	$8,491	$1,887	$19,350	$2,444	$27,339	$50,449	$36,273	$229,094	$31,818
Units Outstanding (in thousands)	43	812	161	2,433	242	1,865	4,879	2,387	18,622	3,322
Investment Income Ratio *	0.00%	0.04%	3.62%	1.05%	0.00%	0.88%	1.50%	2.69%	2.89%	2.82%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	$113	$1,492	$9,654	$2,092	$18,150	$42,884	$31,357	$224,788	$30,661
Units Outstanding (in thousands)	n/a	13	137	1,509	201	1,449	4,652	2,402	21,250	3,601
Investment Income Ratio *	n/a	0.00%	2.08%	0.69%	0.95%	0.94%	1.11%	2.64%	3.20%	1.89%

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	$1,306	$9,304	$917	$11,108	$29,867	$34,076	$255,347	$33,786
Units Outstanding (in thousands)	n/a	n/a	109	1,247	89	971	3,123	2,261	23,279	3,516
Investment Income Ratio *	n/a	n/a	0.07%	1.31%	0.00%	1.16%	1.02%	1.93%	2.06%	2.13%

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	$930	$6,988	$114	$8,822	$23,007	$32,115	$249,705	$26,986
Units Outstanding (in thousands)	n/a	n/a	78	1,049	12	793	2,742	2,238	26,219	3,139
Investment Income Ratio *	n/a	n/a	6.05%	1.90%	0.00%	1.48%	1.37%	2.70%	3.68%	2.95%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations September 28, 2009.
(b)	Commencement of operations August 29, 2011.
(c)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Nasdaq 25 Fund	JNL/MC NYSE International 25 Fund	JNL/MC Oil & Gas Sector Fund	JNL/MC Pacific Rim 30 Fund	JNL/MC S&P 24 Fund	JNL/MC S&P 400 MidCap Index Fund	JNL/MC S&P 500 Index Fund	JNL/MC S&P SMid 60 Fund	JNL/MC Select Small-Cap Fund(a)	JNL/MC Small Cap Index Fund

Highest expense ratio
Period ended December 31, 2013

Unit Value	$16.368926	$7.729296	$29.688434	$14.412854	$13.803245	$18.535898	$12.110445	$14.507118	$13.639114	$16.759446
Total Return *	37.18%	19.95%	20.83%	9.58%	36.77%	28.01%	26.71%	33.11%	18.41%	33.25%
Ratio of Expenses **	2.82%	2.61%	3.67%	2.77%	2.695%	3.82%	3.82%	2.80%	3.36%	3.82%

Period ended December 31, 2012

Unit Value	$11.932755	$6.443828	$24.570833	$13.152889	$10.092357	$14.480131	$9.557977	$10.898391	$11.518951	$12.577766
Total Return *	16.32%	8.80%	0.58%	8.96%	8.55%	12.84%	11.04%	10.70%	12.06%	11.53%
Ratio of Expenses **	2.82%	2.61%	3.67%	2.77%	2.695%	3.82%	3.82%	2.80%	3.36%	3.82%

Period ended December 31, 2011

Unit Value	$10.258367	$5.922364	$24.429425	$12.071817	$9.297026	$12.832940	$8.607958	$9.845349	$10.279034	$11.277101
Total Return *	-0.84%	-25.82%	-0.44%	-4.55%	2.13%***	-5.80%	-2.32%	-10.26%	-1.98%	-7.92%
Ratio of Expenses **	2.82%	2.61%	3.67%	2.77%	2.695%	3.82%	3.82%	2.80%	3.36%	3.82%

Period ended December 31, 2010

Unit Value	$10.345784	$7.983385	$24.537470	$12.646784	$9.103383	$13.623110	$8.812777	$10.970531	$10.486936	$12.246469
Total Return *	13.94%	-0.37%	14.82%	2.81%***	13.46%	21.12%	10.15%	17.43%	11.43%	21.59%
Ratio of Expenses **	2.82%	2.61%	3.67%	2.77%	2.695%	3.82%	3.82%	2.80%	3.36%	3.82%

Period ended December 31, 2009

Unit Value	$9.079936	$8.013086	$21.371032	$11.581197	$8.023137	$11.247860	$8.000841	$9.342505	$9.411601	$10.072059
Total Return *	30.38%	32.54%	15.76%	-1.43%***	15.68%	32.86%	21.25%	57.13%	1.43%	22.60%
Ratio of Expenses **	2.82%	2.61%	3.67%	2.32%	2.695%	3.82%	3.82%	2.80%	3.36%	3.82%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	The period is from January 1, 2013 through acquisition September 13, 2013. Unit values disclosed are as of September 13, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Nasdaq 25 Fund	JNL/MC NYSE International 25 Fund	JNL/MC Oil & Gas Sector Fund	JNL/MC Pacific Rim 30 Fund	JNL/MC S&P 24 Fund	JNL/MC S&P 400 MidCap Index Fund	JNL/MC S&P 500 Index Fund	JNL/MC S&P SMid 60 Fund	JNL/MC Select Small-Cap Fund(a)	JNL/MC Small Cap Index Fund

Lowest expense ratio
Period ended December 31, 2013

Unit Value	$19.636541	$8.605559	$44.689859	$15.811938	$15.479858	$25.970550	$16.967550	$16.357605	$18.536890	$23.906405
Total Return *	13.84%***	15.83%***	6.46%***	11.54%	8.15%***	31.67%	30.33%	35.54%	20.21%	28.62%***
Ratio of Expenses **	0.85%	1.00%	0.85%	1.00%	1.20%	1.00%	1.00%	1.00%	1.20%	0.85%

Period ended December 31, 2012

Unit Value	$13.863086	$6.961858	$35.236162	$14.176473	$11.040021	$19.723854	$13.018981	$12.068857	$15.419966	$17.132383
Total Return *	-1.45%***	10.33%	-3.63%***	0.31%***	10.03%	3.32%***	-1.54%***	3.64%***	14.52%	1.32%***
Ratio of Expenses **	1.00%	1.25%	1.00%	1.00%	1.35%	1.00%	1.00%	1.00%	1.20%	1.00%

Period ended December 31, 2011

Unit Value	$11.534623	$6.309939	$33.267572	$12.679823	$10.033768	$16.658478	$11.285867	$10.583722	$13.465318	$14.638349
Total Return *	0.77%	-24.80%	2.04%	-3.09%	3.51%	-3.31%	0.36%	-8.86%	0.15%	-5.48%
Ratio of Expenses **	1.20%	1.25%	1.20%	1.25%	1.35%	1.20%	1.10%	1.25%	1.20%	1.20%

Period ended December 31, 2010

Unit Value	$11.446489	$8.391196	$32.601597	$13.084010	$9.693872	$17.228089	$11.245180	$11.612498	$13.444909	$15.486630
Total Return *	15.80%	0.99%	17.69%	11.49%	15.00%	24.33%	13.19%	19.26%	13.86%	24.82%
Ratio of Expenses **	1.20%	1.25%	1.20%	1.25%	1.35%	1.20%	1.10%	1.25%	1.20%	1.20%

Period ended December 31, 2009

Unit Value	$9.884589	8.309309	$27.701731	$11.735522	$8.429408	$13.856434	$9.935174	$9.737114	$11.808406	$12.407508
Total Return *	32.51%	-9.47%***	18.65%	6.47%***	17.24%	36.39%	24.59%	21.01%***	4.40%***	25.86%
Ratio of Expenses **	1.20%	1.25%	1.20%	1.25%	1.35%	1.20%	1.10%	1.25%	1.20%	1.20%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	The period is from January 1, 2013 through acquisition September 13, 2013. Unit values disclosed are as of September 13, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Nasdaq 25 Fund	JNL/MC NYSE International 25 Fund	JNL/MC Oil & Gas Sector Fund	JNL/MC Pacific Rim 30 Fund	JNL/MC S&P 24 Fund	JNL/MC S&P 400 MidCap Index Fund	JNL/MC S&P 500 Index Fund	JNL/MC S&P SMid 60 Fund	JNL/MC Select Small-Cap Fund(a)	JNL/MC Small Cap Index Fund

Investment Division data
Period ended December 31, 2013

Net Assets (in thousands)	$19,932	$6,690	$62,863	$6,356	$3,874	$75,340	$205,436	$13,174	$-	$72,482
Units Outstanding (in thousands)	1,086	814	1,567	414	257	3,105	12,934	837	-	3,306
Investment Income Ratio *	0.88%	3.55%	1.25%	3.78%	0.97%	0.93%	1.35%	1.74%	1.41%	1.27%

Period ended December 31, 2012

Net Assets (in thousands)	$14,651	$5,791	$46,921	$4,074	$2,337	$40,766	$123,527	$6,871	$8,647	$34,922
Units Outstanding (in thousands)	1,112	854	1,450	294	215	2,206	10,096	590	591	2,178
Investment Income Ratio *	0.27%	3.86%	1.13%	1.92%	0.48%	1.00%	1.66%	0.67%	0.16%	1.66%

Period ended December 31, 2011

Net Assets (in thousands)	$6,906	$5,244	$40,885	$3,212	$2,306	$35,429	$95,155	$11,333	$7,412	$29,344
Units Outstanding (in thousands)	620	850	1,302	256	233	2,218	8,847	1,090	583	2,094
Investment Income Ratio *	0.53%	2.39%	0.77%	1.44%	0.52%	0.63%	2.17%	0.75%	1.09%	0.78%

Period ended December 31, 2010

Net Assets (in thousands)	$5,545	$6,020	$30,493	$3,376	$1,552	$35,871	$65,928	$11,167	$8,068	$31,066
Units Outstanding (in thousands)	501	730	994	260	163	2,175	6,112	977	639	2,092
Investment Income Ratio *	0.21%	2.23%	1.09%	0.00%	0.34%	0.70%	1.42%	0.09%	0.52%	0.65%

Period ended December 31, 2009

Net Assets (in thousands)	$4,233	$5,157	$20,183	$850	$977	$24,246	$45,164	$9,384	$6,319	$25,412
Units Outstanding (in thousands)	441	629	772	73	118	1,820	4,736	976	572	2,128
Investment Income Ratio *	0.00%	5.16%	1.05%	3.01%	0.09%	1.18%	1.67%	1.10%	1.07%	0.82%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	The period is from January 1, 2013 through acquisition September 13, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Technology Sector Fund	JNL/MC Utilities Sector Fund(c)	JNL/MC Value Line 30 Fund	JNL/MC VIP Fund(d)	JNL/Morgan Stanley Mid Cap Growth Fund(b)	JNL/Neuberger Berman Strategic Income Fund(b)	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund(a)

Highest expense ratio
Period ended December 31, 2013

Unit Value	$7.381020	$9.521931	$11.505592	$12.222075	$12.674195	$10.130188	$14.764434	$12.113850	$12.932439	$10.410476
Total Return *	22.33%	-2.91%***	30.37%	17.43%	34.40%	-2.89%***	22.14%	-11.74%	-5.92%	1.43%
Ratio of Expenses **	3.10%	1.25%	3.36%	3.06%	2.45%	2.32%	3.30%	2.92%	4.00%	2.81%

Period ended December 31, 2012

Unit Value	$6.033679	n/a	$8.825143	$10.408229	$9.430240	$10.378186	$12.087946	$13.725632	$13.745677	$10.264129
Total Return *	7.83%	n/a	5.55%	8.75%	3.41%***	4.46%***	16.62%	5.30%	3.84%	2.69%***
Ratio of Expenses **	3.10%	n/a	3.36%	3.06%	2.45%	2.31%	3.30%	2.92%	4.00%	2.81%

Period ended December 31, 2011

Unit Value	$5.595727	n/a	$8.361326	$9.570563	n/a	n/a	$10.365544	$13.034508	$13.237441	$9.813265
Total Return *	-3.36%	n/a	-25.52%	-6.56%	n/a	n/a	-11.19%	8.51%	0.73%	3.29%***
Ratio of Expenses **	3.10%	n/a	3.36%	3.06%	n/a	n/a	3.30%	2.92%	4.00%	2.595%

Period ended December 31, 2010

Unit Value	$5.790370	n/a	$11.226452	$10.242365	n/a	n/a	$11.671742	$12.012545	$13.141741	n/a
Total Return *	8.69%	n/a	18.41%	11.84%	n/a	n/a	11.63%	4.62%	3.35%	n/a
Ratio of Expenses **	3.10%	n/a	3.36%	3.06%	n/a	n/a	3.30%	2.92%	4.00%	n/a

Period ended December 31, 2009

Unit Value	$5.327626	n/a	$9.481303	$9.158067	n/a	n/a	$10.455341	$11.481733	$12.715484	n/a
Total Return *	58.82%	n/a	10.89%	20.21%	n/a	n/a	34.90%	13.87%	10.93%	n/a
Ratio of Expenses **	3.10%	n/a	3.36%	3.06%	n/a	n/a	3.30%	2.92%	4.00%	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations January 1, 2011.
(b)	Commencement of operations April 30, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	The period is from January 1, 2013 through acquisition September 13, 2013. Unit values disclosed are as of September 13, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Technology Sector Fund	JNL/MC Utilities Sector Fund(c)	JNL/MC Value Line 30 Fund	JNL/MC VIP Fund(d)	JNL/Morgan Stanley Mid Cap Growth Fund(b)	JNL/Neuberger Berman Strategic Income Fund(b)	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund(a)

Lowest expense ratio
Period ended December 31, 2013

Unit Value	$10.003673	$9.537029	$14.308882	$14.369729	$12.909203	$10.311970	$19.510969	$13.989820	$21.297973	$11.040930
Total Return *	24.93%	-3.95%***	25.78%***	18.93%	35.88%	1.46%***	24.86%	-10.80%***	-3.00%***	2.52%***
Ratio of Expenses **	1.00%	1.00%	1.00%	1.25%	1.35%	1.25%	1.10%	0.85%	0.85%	0.85%

Period ended December 31, 2012

Unit Value	$8.007603	n/a	$10.544705	$12.082783	$9.500450	$10.445070	$15.626425	$15.388594	$21.452391	$10.642622
Total Return *	-5.30%***	n/a	7.86%	10.74%	3.94%***	0.81%***	19.22%	6.33%***	0.53%***	1.40%***
Ratio of Expenses **	1.00%	n/a	1.20%	1.25%	1.35%	1.35%	1.10%	1.00%	1.00%	1.00%

Period ended December 31, 2011

Unit Value	$7.052998	n/a	$9.776439	$10.910497	n/a	n/a	$13.107449	$14.193702	$19.772736	$9.950207
Total Return *	-1.56%	n/a	-23.90%	-4.86%	n/a	n/a	-9.22%	10.38%	3.68%	-0.95%***
Ratio of Expenses **	1.25%	n/a	1.20%	1.25%	n/a	n/a	1.10%	1.20%	1.10%	1.20%

Period ended December 31, 2010

Unit Value	$7.164897	n/a	$12.846735	$11.467586	n/a	n/a	$14.438869	$12.858377	$19.070164	n/a
Total Return *	10.71%	n/a	20.99%	13.88%	n/a	n/a	14.12%	6.44%	6.39%	n/a
Ratio of Expenses **	1.25%	n/a	1.20%	1.25%	n/a	n/a	1.10%	1.20%	1.10%	n/a

Period ended December 31, 2009

Unit Value	$6.471498	n/a	$10.617842	$10.069636	n/a	n/a	$12.652627	$12.080609	$17.924159	n/a
Total Return *	61.78%	n/a	13.32%	22.41%	n/a	n/a	37.90%	-1.16%***	14.19%	n/a
Ratio of Expenses **	1.25%	n/a	1.20%	1.25%	n/a	n/a	1.10%	1.20%	1.10%	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations January 1, 2011.
(b)	Commencement of operations April 30, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	The period is from January 1, 2013 through acquisition September 13, 2013. Unit values disclosed are as of September 13, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Technology Sector Fund	JNL/MC Utilities Sector Fund(c)	JNL/MC Value Line 30 Fund	JNL/MC VIP Fund(d)	JNL/Morgan Stanley Mid Cap Growth Fund(b)	JNL/Neuberger Berman Strategic Income Fund(b)	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund(a)

Investment Division data
Period ended December 31, 2013

Net Assets (in thousands)	$46,277	$271	$29,080	$-	$3,787	$10,544	$47,210	$80,705	$241,408	$55,347
Units Outstanding (in thousands)	5,053	28	2,154	-	294	1,028	2,571	6,059	12,715	5,104
Investment Income Ratio *	0.73%	5.42%	1.96%	2.36%	0.00%	0.23%	1.01%	1.21%	1.18%	2.32%

Period ended December 31, 2012

Net Assets (in thousands)	$32,856	n/a	$23,652	$12,771	$702	$3,680	$32,152	$111,530	$259,261	$14,170
Units Outstanding (in thousands)	4,470	n/a	2,333	1,095	74	353	2,182	7,508	13,242	1,348
Investment Income Ratio *	0.28%	n/a	0.06%	2.13%	0.76%	0.00%	1.06%	2.07%	2.12%	3.29%

Period ended December 31, 2011

Net Assets (in thousands)	$20,787	n/a	$29,159	$11,393	n/a	n/a	$25,541	$76,215	$191,091	$5,808
Units Outstanding (in thousands)	3,099	n/a	3,089	1,080	n/a	n/a	2,059	5,478	10,425	586
Investment Income Ratio *	0.18%	n/a	0.00%	1.36%	n/a	n/a	0.64%	0.99%	3.19%	0.00%

Period ended December 31, 2010

Net Assets (in thousands)	$19,317	n/a	$31,854	$11,905	n/a	n/a	$21,462	$45,868	$155,396	n/a
Units Outstanding (in thousands)	2,843	n/a	2,564	1,069	n/a	n/a	1,570	3,628	8,812	n/a
Investment Income Ratio *	0.14%	n/a	0.59%	2.35%	n/a	n/a	0.84%	1.65%	2.46%	n/a

Period ended December 31, 2009

Net Assets (in thousands)	$20,520	n/a	$29,692	$11,754	n/a	n/a	$15,773	$27,003	$95,964	n/a
Units Outstanding (in thousands)	3,339	n/a	2,880	1,196	n/a	n/a	1,314	2,267	5,847	n/a
Investment Income Ratio *	0.12%	n/a	0.13%	1.81%	n/a	n/a	1.61%	3.10%	3.55%	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations January 1, 2011.
(b)	Commencement of operations April 30, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	The period is from January 1, 2013 through acquisition September 13, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P 4 Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Managed Aggressive Growth Fund

Highest expense ratio
Period ended December 31, 2013

Unit Value	$15.257323	$14.117385	$14.100486	$17.812896	$13.905517	$16.191433	$17.883030	$14.960387	$17.737411	$14.301457
Total Return *	4.94%	37.23%	33.88%	35.24%	38.00%	39.46%	39.24%	27.41%	46.03%	21.48%
Ratio of Expenses **	3.06%	2.77%	2.56%	3.62%	2.62%	2.95%	2.62%	2.61%	2.645%	3.47%

Period ended December 31, 2012

Unit Value	$14.539145	$10.287545	$10.532033	$13.171132	$10.076497	$11.610352	$12.843302	$11.741770	$12.146108	$11.772322
Total Return *	13.22%	13.24%	16.65%	11.54%	26.89%	12.84%	13.60%	9.89%	11.12%	11.88%
Ratio of Expenses **	3.06%	2.77%	2.56%	3.62%	2.62%	2.95%	2.62%	2.61%	2.645%	3.47%

Period ended December 31, 2011

Unit Value	$12.840972	$9.084554	$9.028677	$11.808634	$7.941350	$10.288829	$11.305556	$10.684731	$10.930285	$10.522116
Total Return *	1.52%	-9.93%	-10.34%	-8.62%	-20.08%	2.80%	7.68%	1.23%***	3.74%	-8.03%
Ratio of Expenses **	3.06%	2.77%	2.56%	3.62%	2.62%	2.95%	2.62%	2.61%	2.645%	3.47%

Period ended December 31, 2010

Unit Value	$12.648094	$10.086549	$10.070203	$12.922995	$9.937014	$10.008757	$10.499543	$9.769767	$10.535984	$11.441106
Total Return *	12.15%	14.61%***	24.48%	13.28%	23.05%***	10.49%***	9.71%	13.82%***	11.41%	13.09%
Ratio of Expenses **	3.06%	2.77%	2.56%	3.62%	2.62%	2.95%	2.62%	2.56%	2.645%	3.47%

Period ended December 31, 2009

Unit Value	$11.278177	$8.032651	$8.089606	$11.407772	$8.083713	$9.084017	$9.570035	$8.495170	$9.457344	$10.116666
Total Return *	41.89%	43.66%	30.59%	39.44%	27.38%***	37.90%	19.06%***	20.47%	52.93%	26.58%
Ratio of Expenses **	3.06%	2.56%	2.56%	3.62%	2.56%	2.82%	2.62%	2.46%	2.645%	3.47%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P 4 Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Managed Aggressive Growth Fund

Lowest expense ratio
Period ended December 31, 2013

Unit Value	$21.650695	$15.766040	$15.247512	$27.729282	$15.255883	$18.396101	$19.494925	$16.299350	$19.311174	$20.440770
Total Return *	4.03%***	13.21%***	35.72%	38.49%	40.46%	24.81%***	23.34%***	29.22%	48.09%	24.27%
Ratio of Expenses **	0.85%	0.85%	1.20%	1.25%	0.85%	0.85%	1.20%	1.20%	1.25%	1.20%

Period ended December 31, 2012

Unit Value	$19.736528	$11.190626	$11.234940	$20.023195	$10.861067	$12.819083	$13.769500	$12.613424	$13.040569	$16.448262
Total Return *	10.16%***	6.15%***	18.25%***	14.22%	20.39%***	-0.52%***	15.17%	11.46%	12.69%	14.46%
Ratio of Expenses **	1.00%	1.00%	1.20%	1.25%	0.85%	1.00%	1.25%	1.20%	1.25%	1.20%

Period ended December 31, 2011

Unit Value	$16.850240	$9.581893	$9.483068	$17.530227	$8.301161	$11.049760	$11.955476	$11.316966	$11.572214	$14.370593
Total Return *	3.53%	-8.65%	-9.16%***	-6.44%	-23.94%***	4.61%	9.16%	11.09%***	-8.15%***	-5.93%***
Ratio of Expenses **	1.10%	1.35%	1.25%	1.25%	1.25%	1.20%	1.25%	1.20%	1.25%	1.20%

Period ended December 31, 2010

Unit Value	$16.275861	$10.489142	$10.411098	$18.736365	$10.223513	$10.562974	$10.952490	$10.141014	$10.967120	$15.182008
Total Return *	14.37%	27.84%	26.00%	16.00%	24.62%	12.44%	11.23%	16.66%	12.86%	15.63%
Ratio of Expenses **	1.10%	1.35%	1.35%	1.25%	1.35%	1.20%	1.25%	1.35%	1.35%	1.25%

Period ended December 31, 2009

Unit Value	$14.231312	$8.204833	$8.262864	$16.152117	$8.203565	$9.394582	$9.846991	$8.693155	$9.717690	$13.129751
Total Return *	44.70%	45.41%	32.18%	42.78%	38.45%	-1.36%***	42.43%	21.81%	54.93%	29.42%
Ratio of Expenses **	1.10%	1.35%	1.35%	1.25%	1.35%	1.20%	1.25%	1.35%	1.35%	1.25%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P 4 Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Managed Aggressive Growth Fund

Investment Division data
Period ended December 31, 2013

Net Assets (in thousands)	$89,003	$10,913	$8,596	$7,682	$22,471	$167,200	$32,333	$129,777	$36,298	$121,398
Units Outstanding (in thousands)	4,628	719	573	339	1,516	9,461	1,696	8,150	1,916	6,367
Investment Income Ratio *	6.48%	0.57%	0.39%	1.34%	9.56%	0.84%	0.80%	2.03%	1.05%	0.77%

Period ended December 31, 2012

Net Assets (in thousands)	$71,646	$5,314	$4,598	$5,003	$12,552	$67,214	$14,021	$55,100	$13,731	$77,048
Units Outstanding (in thousands)	4,004	488	415	320	1,191	5,399	1,035	4,453	1,071	5,056
Investment Income Ratio *	5.98%	0.36%	1.08%	1.38%	0.00%	1.88%	0.69%	1.77%	0.78%	0.92%

Period ended December 31, 2011

Net Assets (in thousands)	$49,959	$3,700	$3,097	$4,165	$9,423	$53,136	$3,763	$28,048	$15,737	$67,978
Units Outstanding (in thousands)	3,231	390	330	320	1,150	4,885	318	2,516	1,379	5,126
Investment Income Ratio *	7.50%	0.13%	0.23%	1.12%	9.14%	4.77%	0.59%	1.83%	1.10%	0.64%

Period ended December 31, 2010

Net Assets (in thousands)	$38,138	$2,879	$2,589	$5,414	$5,977	$46,655	$5,117	$11,457	$4,508	$69,459
Units Outstanding (in thousands)	2,558	276	250	395	588	4,471	474	1,136	414	4,957
Investment Income Ratio *	7.46%	0.00%	0.22%	1.56%	0.29%	0.00%	0.58%	1.69%	0.77%	0.74%

Period ended December 31, 2009

Net Assets (in thousands)	$28,838	$770	$780	$3,170	$1,654	$35,257	$11,377	$3,914	$1,824	$53,254
Units Outstanding (in thousands)	2,221	94	95	299	202	3,785	1,169	453	189	4,404
Investment Income Ratio *	8.43%	0.79%	0.74%	5.57%	5.56%	1.29%	0.02%	0.04%	0.04%	2.48%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Total Yield Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund

Highest expense ratio
Period ended December 31, 2013

Unit Value	$11.725503	$13.974207	$12.740242	$13.394953	$15.021726	$29.004459	$44.205722	$9.434969	$16.810898	$26.150020
Total Return *	1.51%	18.17%	7.10%	11.73%	47.48%	33.23%	31.15%	-2.68%	32.29%	15.46%
Ratio of Expenses **	2.92%	3.67%	3.06%	3.62%	2.81%	4.00%	4.00%	2.81%	3.595%	3.30%

Period ended December 31, 2012

Unit Value	$11.550775	$11.825962	$11.895904	$11.988953	$10.185716	$21.770550	$33.706054	$9.694295	$12.707361	$22.649504
Total Return *	5.63%	11.17%	7.57%	9.68%	18.45%	14.16%	9.12%	-0.40%	15.11%	6.51%
Ratio of Expenses **	2.92%	3.67%	3.06%	3.62%	2.81%	4.00%	4.00%	2.81%	3.595%	3.30%

Period ended December 31, 2011

Unit Value	$10.934617	$10.637647	$11.058493	$10.930358	$8.599454	$19.069527	$30.888728	$9.733370	$11.039639	$21.264551
Total Return *	0.16%	-6.62%	-2.19%	-4.77%	-8.01%	-5.04%	-5.31%	-1.42%	-5.52%***	-0.07%
Ratio of Expenses **	2.92%	3.67%	3.06%	3.62%	2.81%	4.00%	4.00%	2.81%	3.595%	3.30%

Period ended December 31, 2010

Unit Value	$10.916993	$11.391867	$11.306591	$11.477855	$9.348699	$20.082226	$32.621795	$9.873781	$11.685060	$21.280258
Total Return *	5.57%	11.93%	7.95%	9.16%	3.18%***	12.18%	22.85%	-1.10%***	11.80%	7.23%
Ratio of Expenses **	2.92%	3.67%	3.06%	3.62%	2.81%	4.00%	4.00%	2.81%	3.595%	3.30%

Period ended December 31, 2009

Unit Value	$10.340832	$10.177303	$10.474041	$10.514921	$8.799258	$17.901009	$26.554492	$9.897810	$10.451914	$19.845416
Total Return *	10.26%	23.45%	15.05%	19.07%	39.41%	37.87%	41.08%	4.03%***	32.25%	15.80%
Ratio of Expenses **	2.92%	3.67%	3.06%	3.62%	2.46%	4.00%	4.00%	2.72%	3.595%	3.30%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Total Yield Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund

Lowest expense ratio
Period ended December 31, 2013

Unit Value	$13.745057	$20.611744	$15.129153	$19.600872	$16.565974	$52.169036	$75.895422	$10.965523	$24.464134	$41.281711
Total Return *	3.27%	21.12%	9.11%	14.46%	49.87%	28.82%***	35.01%	-0.59%***	21.30%***	14.41%***
Ratio of Expenses **	1.20%	1.20%	1.20%	1.20%	1.20%	0.85%	1.10%	0.85%	0.85%	0.85%

Period ended December 31, 2012

Unit Value	$13.309324	$17.017523	$13.866156	$17.123982	$11.053407	$36.952947	$56.214659	$10.938309	$17.653107	$33.979116
Total Return *	7.47%	13.96%	9.60%***	12.38%	1.63%***	10.06%***	12.34%	-0.14%***	10.65%***	-0.95%***
Ratio of Expenses **	1.20%	1.20%	1.20%	1.20%	1.20%	1.00%	1.10%	1.00%	1.00%	1.00%

Period ended December 31, 2011

Unit Value	$12.383906	$14.933032	$12.606526	$15.237672	$9.164285	$30.892401	$50.039375	$10.663490	$14.769881	$30.154336
Total Return *	1.89%	-4.29%	-0.41%	-2.44%***	-6.57%	-2.26%	-2.53%	0.17%***	-3.14%	2.04%
Ratio of Expenses **	1.20%	1.20%	1.25%	1.20%	1.25%	1.10%	1.10%	1.20%	1.10%	1.20%

Period ended December 31, 2010

Unit Value	$12.153673	$15.602672	$12.658765	$15.521078	$9.808930	$31.605518	$51.340354	$10.620291	$15.249172	$29.551180
Total Return *	7.40%	14.73%	9.92%	11.78%	8.71%	15.49%	26.46%	1.66%	14.62%	9.51%
Ratio of Expenses **	1.20%	1.20%	1.25%	1.25%	1.25%	1.10%	1.10%	1.25%	1.10%	1.20%

Period ended December 31, 2009

Unit Value	$11.315908	$13.599063	$11.516303	$13.885882	$9.022914	$27.367367	$40.596956	$10.447023	$13.303769	$26.985943
Total Return *	15.33%***	1.53%***	17.15%	21.92%	41.11%	41.92%	45.23%	6.30%	35.59%	-0.06%***
Ratio of Expenses **	1.20%	1.20%	1.25%	1.25%	1.25%	1.10%	1.10%	1.25%	1.10%	1.20%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Total Yield Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund

Investment Division data
Period ended December 31, 2013

Net Assets (in thousands)	$143,689	$298,547	$264,135	$403,506	$17,480	$149,250	$131,138	$44,959	$74,023	$145,061
Units Outstanding (in thousands)	10,837	15,340	18,062	21,809	1,080	3,368	1,919	4,322	3,345	3,995
Investment Income Ratio *	0.58%	0.90%	0.46%	0.51%	1.26%	0.08%	0.00%	1.56%	1.25%	1.54%

Period ended December 31, 2012

Net Assets (in thousands)	$146,424	$221,040	$236,192	$325,921	$5,496	$101,080	$95,965	$31,283	$47,218	$98,608
Units Outstanding (in thousands)	11,378	13,768	17,574	20,148	506	3,156	1,902	2,973	2,883	3,212
Investment Income Ratio *	2.50%	1.21%	1.85%	1.50%	1.07%	0.00%	0.21%	1.07%	1.41%	1.30%

Period ended December 31, 2011

Net Assets (in thousands)	$105,755	$184,728	$183,032	$257,461	$3,001	$66,027	$75,215	$20,001	$35,098	$77,021
Units Outstanding (in thousands)	8,785	13,104	14,882	17,870	332	2,451	1,676	1,918	2,523	2,739
Investment Income Ratio *	2.25%	0.71%	1.93%	1.64%	1.24%	0.00%	0.02%	1.24%	1.45%	1.17%

Period ended December 31, 2010

Net Assets (in thousands)	$88,159	$168,909	$146,451	$210,716	$1,933	$54,174	$68,198	$13,770	$30,599	$56,078
Units Outstanding (in thousands)	7,441	11,485	11,837	14,293	199	2,000	1,490	1,320	2,126	2,045
Investment Income Ratio *	2.92%	1.03%	2.20%	1.37%	1.09%	0.04%	0.19%	1.46%	1.04%	1.44%

Period ended December 31, 2009

Net Assets (in thousands)	$47,358	$122,493	$87,075	$129,482	$754	$38,909	$43,237	$7,691	$24,491	$30,956
Units Outstanding (in thousands)	4,287	9,602	7,740	9,880	84	1,719	1,215	749	1,943	1,261
Investment Income Ratio *	2.07%	2.27%	1.59%	0.83%	0.01%	0.32%	0.00%	4.06%	1.66%	3.09%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/WMC Money Market Fund	JNL/WMC Value Fund

Highest expense ratio
Period ended December 31, 2013

Unit Value	$9.109248	$22.348000
Total Return *	-3.01%	26.39%
Ratio of Expenses **	3.06%	3.62%

Period ended December 31, 2012

Unit Value	$9.392217	$17.682097
Total Return *	-3.02%	12.20%
Ratio of Expenses **	3.06%	3.62%

Period ended December 31, 2011

Unit Value	$9.684774	$15.759197
Total Return *	-3.00%	-5.53%
Ratio of Expenses **	3.06%	3.62%

Period ended December 31, 2010

Unit Value	$9.984433	$16.682091
Total Return *	-3.01%	9.65%
Ratio of Expenses **	3.06%	3.62%

Period ended December 31, 2009

Unit Value	$10.294710	$15.213383
Total Return *	-2.87%	19.57%
Ratio of Expenses **	3.06%	3.62%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/WMC Money Market Fund	JNL/WMC Value Fund

Lowest expense ratio
Period ended December 31, 2013

Unit Value	$13.750591	$29.676154
Total Return *	-0.37%***	29.61%
Ratio of Expenses **	0.85%	1.10%

Period ended December 31, 2012

Unit Value	$13.505871	$22.895903
Total Return *	-0.56%***	15.07%
Ratio of Expenses **	1.00%	1.10%

Period ended December 31, 2011

Unit Value	$13.196508	$19.896804
Total Return *	-1.19%	-3.13%
Ratio of Expenses **	1.20%	1.10%

Period ended December 31, 2010

Unit Value	$13.354786	$20.539277
Total Return *	-1.19%	12.45%
Ratio of Expenses **	1.20%	1.10%

Period ended December 31, 2009

Unit Value	$13.516004	$18.264828
Total Return *	-1.05%	22.62%
Ratio of Expenses **	1.20%	1.10%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/WMC Money Market Fund	JNL/WMC Value Fund

Investment Division data
Period ended December 31, 2013

Net Assets (in thousands)	$58,662	$40,693
Units Outstanding (in thousands)	4,817	1,448
Investment Income Ratio *	0.00%	1.91%

Period ended December 31, 2012

Net Assets (in thousands)	$45,026	$27,688
Units Outstanding (in thousands)	3,689	1,275
Investment Income Ratio *	0.00%	2.30%

Period ended December 31, 2011

Net Assets (in thousands)	$40,932	$22,913
Units Outstanding (in thousands)	3,340	1,209
Investment Income Ratio *	0.00%	1.07%

Period ended December 31, 2010

Net Assets (in thousands)	$25,381	$19,319
Units Outstanding (in thousands)	2,031	984
Investment Income Ratio *	0.00%	1.03%

Period ended December 31, 2009

Net Assets (in thousands)	$24,500	$13,294
Units Outstanding (in thousands)	1,961	760
Investment Income Ratio *	0.16%	1.79%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

KPMG LLP Aon Center Suite 5500 200 East Randolph Drive Chicago, IL 60601-6436

Report of Independent Registered Public Accounting Firm

The Board of Directors
Jackson National Life Insurance Company of New York and
Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statement of assets and liabilities of each investment division within JNLNY Separate Account I (the Company), as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended.  These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agent of the underlying mutual funds and other appropriate auditing procedures.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each investment division within JNLNY Separate Account I as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, IL
March 7, 2014

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

APPENDIX B

KPMG LLP
Aon Center
Suite 5500
200 East Randolph Drive
Chicago, IL 60601-6436

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder of
Jackson National Life Insurance Company of New York:

We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York (the Company) as of December 31, 2013 and 2012, and the related income statements, statements of comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2013. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
March 21, 2014

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Balance Sheets (In thousands, except per share information)

	December 31,
Assets	2013	2012
Investments:
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2013 $1,676,782; 2012 $1,633,602)	$1,760,609	$1,810,458
Trading securities, at fair value	827	647
Policy loans	250	301
Total investments	1,761,686	1,811,406
Cash and cash equivalents	103,453	105,956
Accrued investment income	16,757	16,726
Deferred acquisition costs	244,983	216,638
Deferred sales inducements	7,403	9,617
Reinsurance recoverable, net	-	56,079
Income taxes receivable from Parent	72,043	62,083
Receivable from Parent	88	426
Embedded derivative asset	68,220	-
Separate account assets	6,292,938	4,576,989
Total assets	$8,567,571	$6,855,920

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$51,072	$108,456
Deposits on investment contracts	1,569,055	1,556,001
Reinsurance payable, net	51,272	-
Securities lending payable	8,756	9,622
Deferred income taxes, net	24,806	47,555
Other liabilities	40,096	30,648
Separate account liabilities	6,292,938	4,576,989
Total liabilities	8,037,995	6,329,271

Stockholder’s Equity
Common stock, $1,000 par value; 2,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	256,000	256,000
Accumulated other comprehensive income, net of tax of $9,157 in 2013 and $32,179 in 2012	38,636	81,392
Retained earnings	232,940	187,257
Total stockholder’s equity	529,576	526,649
Total liabilities and stockholder’s equity	$8,567,571	$6,855,920

See accompanying Notes to Financial Statements.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Income Statements (In thousands)

	Years Ended December 31,
	2013	2012	2011
Revenues
Fee income	$140,543	$110,187	$86,921
Premium, net of reinsurance	(32,303)	(7,371)	(7,769)
Net investment income	83,590	80,912	84,154
Net realized gains (losses) on investments:
Total other-than-temporary impairments	(2,891)	(7,260)	(13,103)
Portion of other-than-temporary impairments included in other comprehensive income	2,455	5,095	11,040
Net other-than-temporary impairments	(436)	(2,165)	(2,063)
Other investment gains (losses)	2,731	(344)	860
Total net realized gains (losses) on investments	2,295	(2,509)	(1,203)
Other income	157	158	158
Total revenues	194,282	181,377	162,261
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	(26,393)	(35,479)	68,914
Interest credited on deposit liabilities, net of deferrals	39,723	42,517	42,532
Operating costs and other expenses, net of deferrals	56,017	51,739	36,214
Amortization of deferred acquisition and sales inducement costs	69,001	51,019	6,702
Total benefits and expenses	138,348	109,796	154,362
Pretax income	55,934	71,581	7,899
Income tax expense (benefit)	10,251	17,392	(43)
Net income	$45,683	$54,189	$7,942

See accompanying Notes to Financial Statements.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Statements of Comprehensive Income (In thousands)

	Years Ended December 31,
	2013	2012	2011
Net income	$45,683	$54,189	$7,942

Other comprehensive income, net of tax:
Net unrealized (losses) gains on securities not other-than-temporarily impaired (net of tax (benefit) expense of: 2013 $(21,161); 2012 $17,564; 2011 $15,329)	(39,300)	32,617	28,466

Net unrealized losses on other-than-temporarily impaired securities (net of tax benefit of: 2013 $682; 2012 $1,416; 2011 $3,074)	(1,267)	(2,629)	(5,708)

Reclassification adjustment for (losses) gains included in net income (net of tax (benefit) expense of: 2013 $(1,179); 2012 $1; 2011 $(342))	(2,189)	3	(635)
Total other comprehensive income	(42,756)	29,991	22,123
Comprehensive income	$2,927	$84,180	$30,065

See accompanying Notes to Financial Statements.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Statements of Equity (In thousands)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder’s Equity
Balances as of December 31, 2010	$2,000	$256,000	$29,278	$125,126	$412,404
Net income	-	-	-	7,942	7,942
Change in unrealized investment gains, net of tax	-	-	22,123	-	22,123
Balances as of December 31, 2011	2,000	256,000	51,401	133,068	442,469

Net income	-	-	-	54,189	54,189
Change in unrealized investment gains, net of tax	-	-	29,991	-	29,991
Balances as of December 31, 2012	2,000	256,000	81,392	187,257	526,649

Net income	-	-	-	45,683	45,683
Change in unrealized investment gains, net of tax	-	-	(42,756)	-	(42,756)
Balances as of December 31, 2013	$2,000	$256,000	$38,636	$232,940	$529,576

See accompanying Notes to Financial Statements.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Statements of Cash Flows (In thousands)

	Years Ended December 31,
	2013	2012	2011
Cash flows from operating activities:
Net income	$45,683	$54,189	$7,942
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments	(2,295)	2,509	1,203
Interest credited on deposit liabilities, gross	39,803	42,625	42,814
Amortization of discount and premium on investments	(1,094)	(1,065)	(840)
Deferred income tax provision	272	(845)	(4,328)
Change in:
Accrued investment income	(31)	496	(699)
Deferred sales inducements and acquisition costs	1,120	(6,400)	(53,782)
Trading portfolio activity, net	(180)	(74)	(142)
Income taxes receivable from Parent	(9,960)	8,444	(5,049)
Claims payable	9,285	(3,043)	7,071
Receivable from Parent	338	(141)	2,573
Other assets and liabilities, net	(22,807)	9,458	24,741
Net cash provided by operating activities	60,134	106,153	21,504

Cash flows from investing activities:
Fixed maturities:
Proceeds from sales, maturities and repayments	171,067	211,958	277,120
Purchases	(210,857)	(292,823)	(299,891)
Other investing activities	(815)	7,050	(7,080)
Net cash used in investing activities	(40,605)	(73,815)	(29,851)

Cash flows from financing activities:
Policyholders’ account balances:
Deposits	1,349,791	1,091,816	1,112,100
Withdrawals	(513,648)	(387,958)	(381,805)
Net transfers to separate accounts	(858,175)	(703,527)	(737,248)
Net cash (used in) provided by financing activities	(22,032)	331	(6,953)

Net (decrease) increase in cash and cash equivalents	(2,503)	32,669	(15,300)

Cash and cash equivalents, beginning of year	105,956	73,287	88,587
Total cash and cash equivalents, end of year	$103,453	$105,956	$73,287

Supplemental Cash Flow Information
Income tax paid	$19,939	$9,794	$9,356

See accompanying Notes to Financial Statements.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

1.	Nature of Operations

Jackson National Life Insurance Company of New York, (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England.  Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

2.	Summary of Significant Accounting Policies

Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).  Certain amounts in the 2012 financial statements and notes to financial statements have been reclassified to conform to the 2013 presentation.

The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes.  Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 5) estimates related to liabilities for lawsuits, contingencies and other accruals; and 6) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company.  These estimates and assumptions are based on management’s best estimates and judgments.  Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate.  As facts and circumstances dictate, these estimates and assumptions may be adjusted.  Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.  Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

Changes in Accounting Principles – Adopted in Current Year
In February 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income,” which requires enhanced reporting of amounts reclassified out of accumulated other comprehensive income by component of such amounts either on the face of the financial statements or in the notes to the financial statements.  This information is required to be applied prospectively.  Effective January 1, 2013, the Company adopted ASU No. 2013-02 and has included the required disclosures in Note 14, with no impact to the Company’s financial statements.

In December 2011, the FASB issued ASU No. 2011-11, “Balance Sheet: Disclosures about Offsetting Assets and Liabilities,” which requires an entity to disclose information about offsetting and related arrangements, and in January 2013, the FASB issued ASU No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities,” which clarifies the definition of a master netting arrangement and the intended scope of ASU No. 2011-11.  Effective January 1, 2013, the Company adopted ASU No. 2011-11, after considering the scope clarification in ASU No. 2013-01, and has included the required disclosures in Note 3, with no impact to the Company’s financial statements.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

Changes in Accounting Principles – Issued but Not Yet Adopted
In July 2013, the FASB issued ASU No. 2013-11, “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists,” in order to explicitly define the financial statement presentation requirements in GAAP.  ASU No. 2013-11 provides that unrecognized tax benefits should be presented as a reduction of a deferred tax asset for a net operating loss or other tax credit carryforward when settlement in this manner is available under the tax law.  ASU No. 2013-11 is effective for periods beginning after December 15, 2013 and is not expected to have an impact on the Company’s financial statements.

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale securities.

Investments
Fixed maturities consist primarily of bonds and asset-backed securities.  Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method.  Discounts and premiums on asset-backed securities are amortized over the estimated redemption period.  Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events.  For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis.  The carrying value of such securities was $33.4 million and $38.6 million as of December 31, 2013 and 2012, respectively.

Fixed maturities are generally classified as available for sale and are carried at fair value.  For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments.  If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income.  In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 3.

At December 31, 2013 and 2012, all equity holdings were classified as trading.  Trading securities are carried at fair value with changes in value included in net investment income.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on certain investments which are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and stockholder’s equity, net of tax, and the effect of the adjustment for deferred acquisition costs and deferred sales inducements.

Embedded Derivatives
Certain guarantees offered in connection with variable annuities issued by the Company contain embedded derivatives as defined by current accounting guidance.  These derivatives, embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value.  Jackson-NY’s guaranteed minimum income benefit (“GMIB”) book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative.  Accordingly,

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

the GMIB reinsurance agreement is recorded at fair value.  During 2013, Jackson-NY amended its reinsurance contract with its Parent related to guaranteed minimum withdrawal benefits (“GMWB”) associated with variable annuities.  The related ceded reserves are also considered an embedded derivative and are carried at fair value.  Further details regarding the fair values of these items are included in Note 4 and details regarding this amendment are included in Note 6.  Embedded derivative results are reported in death, other policy benefits and change in policy reserves.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits.

Fair Value Measurement
Fair value measurements are based upon observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.  Level 1 securities include U.S. Treasury securities and exchange traded equity securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.  Most fixed maturity securities that are model priced using observable inputs are classified within Level 2.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk).  Embedded derivative instruments that are valued using unobservable inputs are included in Level 3.  Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values.  Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy.  In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.  As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available.  The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate.  When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument.  At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments.  In such instances, there may be no or limited observable market data for these assets and liabilities.  Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors.  These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed.  As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument.  In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

Refer to Note 4 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs
Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs.  These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting.  All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and embedded derivative movements, for annuities and interest-sensitive life products.  Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period.  In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest.  Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income.  Deferred acquisition costs decreased by $33.5 million and $57.9 million at December 31, 2013 and 2012, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns.  Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight year period is 7.4% and 8.4% for 2013 and 2012, respectively, after investment management fees.  The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years.  At December 31, 2013 and 2012, projected returns after the next five years were set at 7.4% and 8.4%, respectively.  At December 31, 2013 and 2012, projected returns under mean reversion were below the 15% cap.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts.  Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization.  No such write-offs were required for 2013, 2012 and 2011.

Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducement costs.  Bonus interest on deferred fixed annuities and contract enhancements on variable annuities are capitalized as deferred sales inducements.  Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and embedded derivative movements.  Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period.  In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest.  Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

As fixed maturities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income.  Deferred sales inducements decreased by $2.5 million and $5.4 million at December 31, 2013 and 2012, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.
Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts.  Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization.  No such write-offs were required for 2013, 2012 and 2011.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.  These assumptions include investment margins, fund allocation, mortality, persistency, rider utilization and policy maintenance expenses.  Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity reserves are adjusted with a corresponding benefit or charge to net income.

Reinsurance
The Company enters into ceded reinsurance agreements with other companies in the normal course of business.  Reinsurance agreements are reported on a gross basis on the Company’s balance sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to reinsurers.  Reinsurance ceded premiums and benefits provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premiums and benefits are reported net of insurance ceded.

Federal Income Taxes
The Company files a consolidated federal income tax return with Jackson and Brooke Life.  The Company has entered into a written tax sharing agreement, which is generally based on separate return calculations.  Intercompany balances are settled on a quarterly basis.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes.  Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and sales inducements and the provisions for future policy benefits and expenses.  Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized.  Jackson-NY is required to test the value of deferred tax assets for realizability.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.  In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson-NY’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance.  In order to recognize a tax benefit in the financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position.  Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Reserves for Future Policy Benefits and Claims Payable and Deposits on Investment Contracts
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations.  These assumptions are not unlocked unless the reserve is determined to be deficient.  Mortality assumptions range from 30% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration.  Interest rate assumptions range from 3.5% to 6.0%.  Lapse and expense assumptions are based on Company experience in combination with that of its Parent. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value.  For deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder’s account value.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations.  Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position.  A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable.  It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position.  However, it is the opinion of management that the ultimate disposition of contingent liabilities will not have a material adverse effect on the Company’s financial position.

Separate Account Assets and Liabilities
The Company maintains separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  At December 31, 2013 and 2012, the separate account assets and liabilities associated with variable life and annuity contracts, aggregated $6,292.9 million and $4,577.0 million, respectively.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company.  Refer to Note 8 for additional information regarding the Company’s contractual guarantees.  Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the income statements.  Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due.  Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts.  This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue.  Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Surrender benefits are treated as repayments of the policyholder account.  Annuity benefit payments are treated as reductions to the policyholder account.  Death benefits in excess of the policyholder account are recognized as an expense when incurred.  Expenses consist primarily of the interest credited to policyholder deposits.  Underwriting and other direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business.  This is accomplished through deferral and amortization of acquisition costs and sales inducements.  Expenses not related to policy acquisition are recognized when incurred.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

Investment income is not accrued on securities in default and otherwise where the collection is uncertain.  In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 21, 2014, which is the date the financial statements were available to be issued.

3.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, utility and government bonds and asset-backed securities.  Asset-backed securities include mortgage-backed and other structured securities.  The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts on which it has committed to pay a declared rate of interest.  The Company’s strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Fixed Maturities
The following table sets forth the composition of the fair value of fixed maturities at December 31, 2013, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor.  At December 31, 2013, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $4.0 million.  For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Carrying Value
Investment Rating	December 31, 2013
AAA	18.7%
AA	6.4%
A	33.9%
BBB	35.3%
Investment grade	94.3%
BB	2.3%
B and below	3.4%
Below investment grade	5.7%
Total fixed maturities	100.0%

At December 31, 2013, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 78% were investment grade, 8% were below investment grade and 14% were not rated.  Unrealized losses on fixed maturities that were below investment grade or not rated were approximately 29% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2013, the industries accounting for the larger percentage of unrealized losses included healthcare (10% of fixed maturities gross unrealized losses) and basic industry (10%).  The largest unrealized loss related to a single corporate obligor was $431 thousand at December 31, 2013.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

At December 31, 2013 and 2012, the amortized cost, gross unrealized gains and losses, fair value and non-credit other-than-temporary impairment (“OTTI”) of available for sale fixed maturities were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2013	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
Government securities	$58,381	$3,684	$-	$62,065	$-
Public utilities	129,436	9,954	1,086	138,304	-
Corporate securities	1,101,126	65,690	15,753	1,151,063	-
Residential mortgage-backed	93,021	2,219	3,086	92,154	(2,125)
Commercial mortgage-backed	211,648	22,916	1,871	232,693	-
Other asset-backed securities	83,170	1,709	549	84,330	-
Total fixed maturities	$1,676,782	$106,172	$22,345	$1,760,609	$(2,125)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2012	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
Government securities	$78,483	$8,883	$-	$87,366	$-
Public utilities	124,400	18,762	80	143,082	-
Corporate securities	1,024,586	117,280	599	1,141,267	-
Residential mortgage-backed	111,279	4,363	5,853	109,789	(2,227)
Commercial mortgage-backed	214,848	37,414	3,491	248,771	(715)
Other asset-backed securities	80,006	1,815	1,638	80,183	-
Total fixed maturities	$1,633,602	$188,517	$11,661	$1,810,458	$(2,942)

(1) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income for securities on which credit impairments have been recorded.

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2013, by contractual maturity, are shown below (in thousands).  Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Due in 1 year or less	$53,709	$1,695	$-	$55,404
Due after 1 year through 5 years	256,392	24,189	1	280,580
Due after 5 years through 10 years	881,744	45,144	15,943	910,945
Due after 10 years through 20 years	69,544	5,782	732	74,594
Due after 20 years	27,554	2,518	163	29,909
Residential mortgage-backed	93,021	2,219	3,086	92,154
Commercial mortgage-backed	211,648	22,916	1,871	232,693
Other asset-backed securities	83,170	1,709	549	84,330
Total	$1,676,782	$106,172	$22,345	$1,760,609

U.S. Treasury securities with a carrying value of $553 thousand and $566 thousand at December 31, 2013 and 2012, respectively, were on deposit with the state of New York as required by state insurance law.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

At December 31, 2013 and 2012, there were no fixed maturities in default that were anticipated to be income producing when purchased and no fixed maturities that have been non-income producing for the preceding 12 months.

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”).  The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2013	Cost	Gains	Losses	Value

Prime	$19,373	$386	$420	$19,339
Alt-A	16,178	592	102	16,668
Subprime	23,727	82	2,396	21,413
Total non-agency RMBS	$59,278	$1,060	$2,918	$57,420

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2012	Cost	Gains	Losses	Value

Prime	$25,770	$618	$1,336	$25,052
Alt-A	19,491	338	234	19,595
Subprime	25,017	104	4,283	20,838
Total non-agency RMBS	$70,278	$1,060	$5,853	$65,485

The Company defines its exposure to non-agency residential mortgage loans as follows.  Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers.  Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates.  Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.  Of the Company’s investments in Alt-A related mortgage-backed securities, 20% are rated investment grade by at least one NRSRO.  Of the Company’s investments in subprime related mortgage-backed securities, 25% are rated investment grade by at least one NRSRO.  The Company recorded other-than-temporary impairment charges of $0.3 million, $1.3 million, and $1.8 million during 2013, 2012, and 2011, respectively, on securities backed by prime, Alt-A, and subprime loans.

Asset-backed securities also include investments in securities which are collateralized by commercial mortgage loans (“CMBS”).  At December 31, 2013, the amortized cost and fair value of the Company’s investment in CMBS was $211.6 million and $232.7 million, respectively, of which 98% were rated investment grade by at least one NRSRO.  In 2013, 2012 and 2011, the Company recorded other-than-temporary impairment charges on CMBS of nil, $0.8 million and $0.2 million, respectively.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (dollars in thousands):

	December 31, 2013			December 31, 2012
	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Public utilities	$1,086	$26,846	17	$80	$2,359	3
Corporate securities	13,338	274,205	167	599	48,398	20
Residential mortgage-backed	424	15,622	6	-	-	-
Commercial mortgage-backed	1,167	26,441	13	-	-	-
Other asset-backed securities	181	19,988	13	7	10,121	8
Total temporarily impaired securities	$16,196	$363,102	216	$686	$60,878	31

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Corporate securities	$2,415	$24,329	13	$-	$-	-
Residential mortgage-backed	2,662	18,908	14	5,853	29,822	18
Commercial mortgage-backed	704	3,834	2	3,491	3,311	2
Other asset-backed securities	368	6,782	6	1,631	9,211	9
Total temporarily impaired securities	$6,149	$53,853	35	$10,975	$42,344	29

	Total			Total
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Public utilities	$1,086	$26,846	17	$80	$2,359	3
Corporate securities	15,753	298,534	180	599	48,398	20
Residential mortgage-backed	3,086	34,530	20	5,853	29,822	18
Commercial mortgage-backed	1,871	30,275	15	3,491	3,311	2
Other asset-backed securities	549	26,770	19	1,638	19,332	17
Total temporarily impaired securities	$22,345	$416,955	251	$11,661	$103,222	60

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary.  Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list.  Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers.  This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer.  Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary.  To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments.  These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics.  These estimates reflect a combination of data derived by third parties and internally developed assumptions.  Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities.  Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

The Company recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any one of the following circumstances exists:

·	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;
·	The Company intends to sell a security; or,
·	It is more likely than not that the Company will be required to sell a security prior to recovery.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for Prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2013 and 2012, assumed default rates for delinquent loans ranged from 15% to 100%. At December 31, 2013 and 2012, assumed loss severities were applied to generate and analyze cash flows of each bond and ranged from 30% to 70%.

These estimates reflect a combination of data derived by third-parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson-NY does not intend to sell the security and it is not more likely than not that Jackson-NY will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized gains (losses) on investments (in thousands):
	Years Ended December 31,
	2013	2012	2011
Available-for-sale securities
Realized gains on sale	$3,057	$2,449	$3,966
Realized losses on sale	(326)	(2,793)	(3,106)
Impairments:
Total other-than-temporary impairments	(2,891)	(7,260)	(13,103)
Portion of other-than-temporary impairments included in other comprehensive income	2,455	5,095	11,040
Net other-than-temporary impairments	(436)	(2,165)	(2,063)
Net realized gains (losses) on investments	$2,295	$(2,509)	$(1,203)

The aggregate fair value of securities sold at a loss for the years ended December 31, 2013, 2012 and 2011 was $5.9 million, $12.9 million and $17.4 million, respectively, which was approximately 95%, 82% and 85% of book value, respectively.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):
	Years Ended December 31,
	2013	2012
Cumulative credit loss beginning balance	$8,249	$9,519
Additions:
New credit losses	98	167
Incremental credit losses	338	1,997
Reductions:
Securities sold, paid down or disposed of	-	(3,434)
Securities where there is intent to sell	(92)	-
Cumulative credit loss ending balance	$8,593	$8,249

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. This agreement is subject to master netting arrangements and collateral arrangements, which creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company recognizes amounts subject to master netting arrangements on a gross basis within the balance sheets.

As of December 31, 2013 and 2012, the estimated fair value of loaned securities was $8.5 million and $9.4 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. At December 31, 2013 and 2012, cash collateral received in the amount of $8.8 million and $9.6 million, respectively, was invested by the agent banks and included in cash and cash equivalents of the Company. A securities lending payable is included in liabilities for the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported in net investment income.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

4.	Fair Value Measurements

The following chart summarizes the fair value and carrying value of Jackson-NY’s financial instruments (in thousands). The basis for determining the fair value of each instrument is described in Note 2.

	December 31, 2013		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Fixed maturities	$1,760,609	$1,760,609	$1,810,458	$1,810,458
Trading securities	827	827	647	647
Policy loans	250	250	301	301
Cash and cash equivalents	103,453	103,453	105,956	105,956
Reinsurance recoverable, net (2)	-	-	53,153	53,153
Embedded derivative asset	68,220	68,220	-	-
Separate account assets	6,292,938	6,292,938	4,576,989	4,576,989

Liabilities
Annuity reserves (1)	$1,521,804	$1,842,779	$1,579,144	$1,656,478
Reinsurance payable, net (2)	53,842	53,842	-	-
Securities lending payable	8,756	8,756	9,622	9,622
Separate account liabilities	6,292,938	6,292,938	4,576,989	4,576,989

(1) Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.
(2) Represents only the components of reinsurance recoverable/payable, net that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Fixed Maturity and Trading Securities
The fair values for fixed maturity and trading securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2013 and 2012, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security. Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker quotes, are classified into Level 2 due to their use of market observable inputs.

Policy Loans
The Company believes the carrying value of policy loans approximates fair value. Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits. Money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds, which are categorized as Level 1 assets. The value of separate account liabilities are set equal to the value of separate account assets.

Deposits on Investment Contracts
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at current market interest rates.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, and income benefits. Certain benefits, primarily non-life contingent GMWBs and the reinsured portion of the Company’s GMIBs, are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent GMWBs are recorded at fair value with changes in fair value recorded in death, other policy benefits and change in policy reserves. The fair value of the reserve is based on the expectations of future benefit payments and future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. The ceded reserves for these products are calculated based on the assuming company’s share of the direct reserve.

Jackson-NY’s GMIB book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in death, other policy benefits and change in policy reserves. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for direct and ceded GMWB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders under varying conditions, fund allocation, persistency, mortality, and withdrawal rates. Because of the dynamic and complex nature of these cash flows, best estimate assumptions, plus risk margins, and a stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates are used.

At each valuation date, the Company assumes expected returns based on LIBOR swap rates as of that date to determine the value of expected future cash flows produced in the stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson-NY’s own credit risk. Other risk margins, particularly for policyholder behavior, are also incorporated into the model through the use of best estimate assumptions, plus a risk margin. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience and that of its Parent.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model. The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the liability, which is currently unknown, could likely be significantly different than the fair value.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2013
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$62,065	$62,065	$-	$-
Public utilities	138,304	-	138,304	-
Corporate securities	1,151,063	-	1,151,063	-
Residential mortgage-backed	92,154	-	92,154	-
Commercial mortgage-backed	232,693	-	232,579	114
Other asset-backed securities	84,330	-	84,330	-
Trading securities	827	827	-	-
Embedded derivative asset	68,220	-	-	68,220
Separate account assets	6,292,938	6,292,938	-	-
Total	$8,122,594	$6,355,830	$1,698,430	$68,334

Liabilities
Reinsurance payable, net (1)	$53,842	$-	$-	$53,842
Separate account liabilities (2)	6,292,938	6,292,938	-	-
Total	$6,346,780	$6,292,938	$-	$53,842

	December 31, 2012
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$87,366	$87,366	$-	$-
Public utilities	143,082	-	143,082	-
Corporate securities	1,141,267	-	1,141,267	-
Residential mortgage-backed	109,789	-	109,789	-
Commercial mortgage-backed	248,771	-	248,771	-
Other asset-backed securities	80,183	-	80,183	-
Trading securities	647	647	-	-
Reinsurance recoverable, net (1)	53,153	-	-	53,153
Separate account assets	4,576,989	4,576,989	-	-
Total	$6,441,247	$4,665,002	$1,723,092	$53,153

Liabilities
Embedded derivative liability	$73,325	$-	$-	$73,325
Separate account liabilities (2)	4,576,989	4,576,989	-	-
Total	$4,650,314	$4,576,989	$-	$73,325

(1) Represents only the components of reinsurance recoverable/payable, net that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.
(2) The value of the separate account liabilities is set equal to the value of the separate account assets.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands).
	December 31, 2013
Assets	Total	Internal	External
Commercial mortgage-backed securities	$114	$114	$-
Embedded derivative asset	68,220	68,220	-
Total	$68,334	$68,334	$-
Liabilities
Reinsurance payable, net (1)	$53,842	$53,842	$-

	December 31, 2012
Assets	Total	Internal	External
Reinsurance recoverable, net (1)	$53,153	$53,153	$-
Liabilities
Embedded derivative liability	$73,325	$73,325	$-

(1) Represents only the components of reinsurance recoverable/payable, net that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands).
	As of December 31, 2013
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Embedded derivative asset	$68,220	Discounted cash flow	Policyholder behavior	See below	See below

Liabilities
Reinsurance payable, net (1)	$53,842	Discounted cash flow	Policyholder behavior	See below	See below

	As of December 31, 2012
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net (1)	$53,153	Discounted cash flow	Policyholder behavior	See below	See below

Liabilities
Embedded derivative liability	$73,325	Discounted cash flow	Policyholder behavior	See below	See below

(1) Represents only the components of reinsurance recoverable/payable, net that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement, for the assets and liabilities reflected in the table above.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

Commercial mortgage-backed securities of $114 thousand are fair valued using techniques incorporating unobservable inputs and are classified in Level 3 of the fair value hierarchy.  For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the table above.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts.  Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior.  The more significant actuarial assumptions include benefit utilization, persistency, and mortality.  In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; and an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB liabilities.  These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.   Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior.  The more significant actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality.  In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the liabilities; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; and an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities.

GMWB reinsurance recoverable fair value calculations are based on the assuming company’s share of the direct reserve, which is described above. The more significant actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality.  In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; and an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

The tables below provide rollforwards for 2013 and 2012 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement.  Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using the beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2013	Income	Income	Settlements	of Level 3	2013
Assets
Commercial mortgage-backed	$-	$(267)	$267	$-	$114	$114
Reinsurance recoverable (payable), net (1)	53,153	(106,995)	-	-	-	(53,842)

Liabilities
Embedded derivative liability	$(73,325)	$141,545	$-	$-	$-	$68,220

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2012	Income	Income	Settlements	of Level 3	2012
Assets
Reinsurance recoverable, net (1)	$74,350	$(21,197)	$-	$-	$-	$53,153

Liabilities
Embedded derivative liability	$(131,989)	$58,664	$-	$-	$-	$(73,325)

(1) Represents only the components of reinsurance recoverable/payable, net that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

During 2013, the Company transferred securities with a fair value of $114 thousand from level 2 to level 3 as a result of the use of significant unobservable inputs as the Company was not able to obtain pricing from an independent, third-party pricing service.  For the year ended December 31, 2012, there were no transfers into Level 3.  In addition, there were no transfers between Level 1 and 2 of the fair value hierarchy in 2013 or 2012.

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2013 and 2012, was as follows (in thousands):

	2013	2012
Assets
Reinsurance recoverable (payable), net (1)	$(106,995)	$(21,197)

Liabilities
Embedded derivative liability	$141,545	$58,664

(1) Represents only the components of reinsurance recoverable/payable, net that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

Nonrecurring Fair Value Measurements
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands).

		December 31, 2013		December 31, 2012
	Fair Value
	Hierarchy	Carrying		Carrying
	Level	Value	Fair Value	Value	Fair Value
Assets
Policy loans	Level 3	$250	$250	$301	$301

Liabilities
Annuity reserves (1)	Level 3	$1,521,804	$1,842,779	$1,505,819	$1,583,153
Securities lending payable	Level 2	8,756	8,756	9,622	9,622

(1) Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.

5.     Deferred Acquisition Costs and Deferred Sales Inducements

        The balances of and changes in deferred acquisition costs, as of and for the years ended December 31 were as follows (in thousands):

	2013	2012	2011
Balance, beginning of year	$216,638	$227,263	$194,585
Deferrals of acquisition costs	67,328	53,832	56,114
Amortization related to:
Operations	(62,949)	(47,750)	(3,019)
Net realized (gains) losses	(447)	478	226
Total amortization	(63,396)	(47,272)	(2,793)
Unrealized investment losses (gains)	24,413	(17,185)	(20,652)
Other	-	-	9
Balance, end of year	$244,983	$216,638	$227,263

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

The balances of and changes in deferred sales inducements, as of and for the years ended December 31, were as follows (in thousands):

	2013	2012	2011
Balance, beginning of year	$9,617	$11,172	$12,526
Deferrals of sales inducements	553	3,586	4,371
Amortization related to:
Operations	(5,579)	(3,786)	(3,929)
Net realized (gains) losses	(26)	39	20
Total amortization	(5,605)	(3,747)	(3,909)
Unrealized investment losses (gains)	2,838	(1,394)	(1,816)
Balance, end of year	$7,403	$9,617	$11,172

6.	Reinsurance

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability.  The Company reinsures certain of its risks to other reinsurers under a yearly renewable term or coinsurance basis.  The Company monitors the financial strength rating of reinsurers on a monthly basis.

With the approval of the Superintendent of Insurance for the state of New York, Jackson-NY also cedes 90% of the GMWB associated with variable annuities to its Parent.  The original reinsurance agreement, covering contracts issued prior to 2009, resulted in an initial gain to Jackson-NY of $0.9 million, which was deferred and included in other liabilities in the accompanying balance sheet.  The deferred gain is being amortized into income over the life of the business. Effective June 30, 2013, this reinsurance agreement was amended to include all current and future variable annuity contracts issued by the Company.  The transaction resulted in the payment of $3.7 million of premium, reduction of the embedded derivative asset by $0.7 million, reduction of reserves for future policy benefits and claims payable by $0.5 million, and accelerated amortization of DAC of $30.3 million, resulting in a pretax loss of $34.2 million.  Premiums ceded to Jackson for guaranteed minimum withdrawal benefits were $31.4 million, $6.5 million and $6.8 million in 2013, 2012 and 2011, respectively.

The effect of reinsurance on premiums was as follows (in thousands):

	Years Ended December 31,
	2013	2012	2011
Direct premiums	$489	$529	$523
Less reinsurance ceded:
Life	(414)	(443)	(442)
Guaranteed annuity benefits	(32,378)	(7,457)	(7,850)
Net premiums	$(32,303)	$(7,371)	$(7,769)

As described in Note 8, the direct GMWB reserve at December 31, 2013 is an asset.  Accordingly the associated reinsurance recoverable is reflected as a liability in the accompanying balance sheet.

Death, other policy benefits, and change in policy reserves, net of deferrals, is net of change in GMWB reserves ceded of $(93.2) million, $(20.4) million, and $32.5 million in 2013, 2012, and 2011, respectively.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

Components of the reinsurance (payable) recoverable were as follows (in thousands):

	December 31,
	2013	2012
Reinsurance (payable) recoverable:
Ceded reserves	$(51,275)	$55,985
Ceded claims liability	-	90
Ceded other	3	4
Total	$(51,272)	$56,079

Reserves recoverable from the Parent totaled $0.3 million and $32.3 million at December 31, 2013 and 2012, respectively.  In addition, reinsurance payable to the Parent totaled $61.4 million and nil at December 31, 2013 and 2012, respectively.

The following table sets forth the Company’s net life insurance in-force (in thousands):

	December 31,
	2013	2012
Direct life insurance in-force	$296,299	$314,775
Amounts ceded to other companies	(226,342)	(243,173)
Net life insurance in-force	$69,957	$71,602

7.    Reserves for Future Policy Benefits and Claims Payable and Deposits on Investment Contracts
The following table sets forth the Company’s reserves for future policy benefits and claims payable balances as of December 31 (in thousands):

	2013	2012
Traditional life	$2,558	$2,611
Guarantee benefits	15,107	81,698
Claims payable	33,328	24,043
Other	79	104
Total	$51,072	$108,456

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, persistency and expenses plus provisions for adverse deviation.

The Company’s liability for future policy benefits also includes liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

The following table sets forth the Company’s liabilities for deposits on investment contracts as of December 31 (in thousands):

	2013	2012
Interest-sensitive life	$7,877	$7,412
Variable annuity fixed option	911,272	857,077
Fixed annuity	649,906	691,512
Total	$1,569,055	$1,556,001

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value.  For fixed annuities, the liability is the policyholder’s account value.  At December 31, 2013, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 3.0% to 4.0%, with a 3.99% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 3.0% and a 2.35% average guaranteed rate.

At December 31, 2013 and 2012, approximately 97% and 90%, respectively, of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates.

At December 31, 2013 and 2012, approximately 82% and 80%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates at December 31 (in millions):

	2013
	Account Value
Minimum Guaranteed Interest Rate	Fixed	Variable	Total
1.0%	$24.6	$254.9	$279.5
>1.0% - 2.0%	93.4	284.1	377.5
>2.0% - 3.0%	480.6	372.3	852.9
Total	$598.6	$911.3	$1,509.9

	2012
	Account Value
Minimum Guaranteed Interest Rate	Fixed	Variable	Total
1.0%	$16.1	$174.3	$190.4
>1.0% - 2.0%	99.4	296.5	395.9
>2.0% - 3.0%	521.9	386.3	908.2
Total	$637.4	$857.1	$1,494.5

8.     Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees
The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), annuitization (GMIB) or at specified dates during the accumulation period (GMWB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves in the income statement. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the income statements.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

At December 31, 2013 and 2012, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
December 31, 2013					Period
				Weighted	until
	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$4,718.9	$39.5	64.2 years
GMWB - Premium only	0%	283.9	3.5
GMWB - For life	0-5%*	789.9	2.5
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		1,233.4	39.3	64.7 years
GMWB - Highest anniversary only		240.7	8.6
GMWB - For life		65.4	4.8
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMIB	0-6%	131.7	24.4		2.2 years
GMWB - For life	0-8%*	3,748.2	106.7

					Average
December 31, 2012					Period
				Weighted	until
	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$3,513.9	$67.5	64.0 years
GMWB - Premium only	0%	274.4	9.2
GMWB - For life	0-5%*	206.5	3.9
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		988.8	75.7	64.3 years
GMWB - Highest anniversary only		214.3	27.2
GMWB - For life		61.6	10.5
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMIB	0-6%	120.4	36.6		3.2 years
GMWB - For life	0-8%*	3,061.5	189.7

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2013	2012
Equity	$3,844.2	$2,683.8
Bond	974.2	915.9
Balanced	1,090.3	860.4
Money market	46.2	42.9
Total	$5,954.9	$4,503.0

GMDB liabilities reflected in the general account were as follows (in millions):

	2013	2012	2011
Balance at January 1	$6.7	$7.1	$4.1
Incurred guaranteed benefits	8.3	2.4	4.4
Paid guaranteed benefits	(1.2)	(2.8)	(1.4)
Balance at December 31	$13.8	$6.7	$7.1

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2013 and 2012 (except where noted):
1)	Use of a series of deterministic investment performance scenarios, based on historical average market volatility.
2)	Mean investment performance assumption of 7.4% (2012: 8.4%) after investment management fees, but before investment advisory fees and mortality and expense charges.
3)	Mortality equal to 63% to 100% of the Annuity 2000 table.
4)
Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.5% to 40%, with an average of 4% during the surrender charge period and 9% thereafter in 2013 and 2012.

5)	Discount rate of 7.4% on 2013 issues, 8.4% on 2012 and prior issues; (2012: 8.4% all issue years).

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, with the change in fair value reported in death, other policy benefits and change in policy reserves. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 4. The fair valued GMWB had an asset value of $68.2 million at December 31, 2013 and was reported as an embedded derivative. The fair valued GMWB had a reserve liability $73.3 million at December 31, 2012, and was reported in reserves for future policy benefits and claims payable.

Jackson-NY has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated similar to the GMDB liability with the sole exception that the reserve calculation uses a series of stochastic investment performance scenarios. At December 31, 2013 and 2012, these GMWB reserves totaled $0.4 million and $1.1 million, respectively, and were reported in reserves for future policy benefits and claims payable.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the direct GMIB liability at December 31, 2013 and 2012, are consistent with those used for calculating the GMDB liability. At December 31, 2013 and 2012, GMIB reserves totaled $0.9 million and $0.6 million, respectively.

9.	Federal Income Taxes

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2013	2012	2011
Current tax expense	$9,979	$18,237	$4,285
Deferred tax expense (benefit)	272	(845)	(4,328)
Income tax expense (benefit)	$10,251	$17,392	$(43)

The federal income tax provisions differ from the amounts determined by multiplying pre-tax income by the statutory federal income tax rate of 35% for 2013, 2012, and 2011 as follows (in thousands):

	Years Ended December 31,
	2013	2012	2011
Income taxes at statutory rate	$19,577	$25,053	$2,765
Dividends received deduction	(9,361)	(7,233)	(3,301)
Other	35	(428)	493
Income tax expense (benefit)	$10,251	$17,392	$(43)

Effective tax rate	18.3%	24.3%	-0.5%

Federal income taxes paid to Jackson in 2013, 2012 and 2011 were $19.9 million, $9.8 million and $9.3 million, respectively.

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2013	2012
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$73,825	$74,019
Other-than-temporary impairments and other investment related items	6,794	7,059
Other, net	1,408	3,257
Total gross deferred tax asset	82,027	84,335

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(77,493)	(69,990)
Net unrealized gains on available for sale securities	(29,340)	(61,900)
Total gross deferred tax liability	(106,833)	(131,890)

Net deferred tax liability	$(24,806)	$(47,555)

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes as of December 31, 2013, it is more likely than not that the deferred tax assets, will be realized. At December 31 2013 and 2012, the Company did not have a valuation allowance.

In 2007, the Internal Revenue Service (“IRS”) issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction (“DRD”) on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department’s and the IRS’s intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. In February 2014, the IRS issued Revenue Ruling 2014-7, which merely republishes the first noncontroversial holding of Revenue 2007-54 regarding the amount of life insurance reserves taken into account for tax purposes for a variable annuity when some or all of the reserves are part of the Company’s separate account reserves. The new revenue ruling modifies and supersedes Revenue Ruling 2007-54, which effectively revokes the second controversial holding of Revenue Ruling 2007-54 that had a negative impact on DRD computations. The new ruling also states that Revenue Ruling 2007-61 is obsolete. This administrative action does not foreclose any future regulations on the computation of the Company’s share of the DRD. However, it is likely that any regulations that the IRS proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. In January 2010, Jackson-NY received a formal Notice of Assessment from the IRS disallowing the separate account DRD for 2003, 2005 and 2006. Jackson-NY did not agree with the assessment and filed a protest with the Appellate Division of the IRS. In February 2013, the IRS fully conceded the separate account DRD issue in favor of the Company after obtaining approval from the Joint Committee on Taxation.

During 2011, Jackson-NY established a reserve for an unrecognized tax benefit as required for income tax uncertainties. The reserve was reduced in 2012 due to the issuance of new IRS guidance, and no such reserve existed for the years ended December 31, 2013 and 2012.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. The total amount of unrecognized benefits represent tax positions for which there is uncertainty about the timing of certain deductions. The timing of such deductions would not affect the annual effective tax rate, excluding the impact of interest and penalties.

The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2013, 2012 or 2011.

Based on information available as of December 31, 2013, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

10.  Contingencies

The Company has received regulatory inquiries on an industry-wide matter relating to claims settlement practices and compliance with unclaimed property laws. Concurrently, some regulators and state legislatures have required life insurance companies to take additional steps to identify unreported deceased policy and contract holders. Additionally, certain states are contracting with independent firms to perform specific unclaimed property audits or targeted market conduct examinations covering claims settlement practices and procedures for escheating unclaimed property. Any regulatory audits, related examination activity and internal reviews may result in additional payments to beneficiaries, escheatment of funds deemed abandoned under state laws, administrative penalties and changes in the Company’s procedures for the identification of unreported claims and handling of escheatable property.

In March 2013, the state of New York initiated a franchise/premium tax audit of the Company for 2009 and 2010. An issue was raised with respect to the calculation of the cap or limit on the maximum amount of taxes due each year. In 2013, the Company recorded $6.4 million ($4.2 million after-tax) for the additional tax liability, which was reduced by a payment of $2.6 million “under protest” to stop the further accrual of interest and preserve its appellate rights should they choose to pursue a refund. The total ending liability was therefore $3.8 million.

11.  Statutory Accounting Capital and Surplus

The declaration of dividends which can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration. Dividends are only payable out of earned surplus. The Company had no earned surplus at December 31, 2013 or 2012. No dividends were paid to Jackson in 2013, 2012 or 2011. No capital contributions were made in 2013, 2012 or 2011.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $370.9 million and $317.0 million at December 31, 2013 and 2012, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $57.6 million, $46.2 million and $15.9 million in 2013, 2012 and 2011, respectively.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital, calculated in a manner prescribed by the NAIC (“TAC”) to its authorized control level RBC, calculated in a manner prescribed by the NAIC (“ACL RBC”). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2013 the Company’s TAC was more than 1,300% of the Company action level RBC.

12.	Other Related Party Transactions

The Company’s investment portfolio is managed by PPM America, Inc. (“PPM”), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $1.4 million, $1.3 million and $1.3 million to PPM for investment advisory services during 2013, 2012 and 2011, respectively.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $10.0 million, $10.6 million and $8.2 million in 2013, 2012 and 2011, respectively.

13.	Benefit Plans

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent. To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment

Jackson National Life Insurance Company of New York (a wholly owned subsidiary of Jackson National Life Insurance Company) Notes to Financial Statements December 31, 2013 and 2012

anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company’s annual contributions are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $0.1 million, $0.3 million and $0.4 million in 2013, 2012 and 2011, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain employees, sponsored by its Parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2013 and 2012, Jackson’s liability for the Company’s portion of such plans totaled $2.8 million and $1.5 million, respectively. There was no expense related to these plans in 2013, 2012 or 2011.

14.	Reclassifications Out of Accumulated Other Comprehensive Income

The following table represents changes in the balance of AOCI, net of income tax, related to unrealized investment gains (losses) (in thousands):

December 31,
2013
Balance, beginning of year	$81,392
OCI before reclassifications	(40,567)
Amounts reclassified from AOCI	(2,189)
Balance, end of year	$38,636

The following table represents amounts reclassified out of AOCI (in thousands):

AOCI Components	Amounts Reclassified from AOCI	Affected Line Item in the Income Statement
	December 31,
	2013
Net unrealized investment loss:
Net realized loss on investments	$(3,171)	Other net investment losses
OTTI	(197)	Total other-than-temporary impairments
Net unrealized loss, before income taxes	(3,368)
Income tax benefit	1,179
Reclassifications, net of income taxes	$(2,189)

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

JNLNY Separate Account I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2013
Statements of Operations for the period ended December 31, 2013
Statements of Changes in Net Assets for the periods ended December 31, 2013, and 2012
Notes to Financial Statements

Jackson National Life Insurance Company of New York:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2013, and 2012
Consolidated Income Statements for the years ended December 31, 2013, 2012, and 2011
Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
December 31, 2013, 2012, and 2011
Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012, and 2011
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit                Description
No.

1.	Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.	Not Applicable.

3.

a.	General Distributor Agreement dated September 19, 1997, incorporated herein by reference to the Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70384 and 811-08401).

c.	Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

d.
Selling Agreement between Jackson National Life Insurance Company of New York and Jackson National Life Distributors, LLC (N2565 01/12), incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

e.
Selling Agreement between Jackson National Life Insurance Company of New York and Jackson National Life Distributors, LLC (N2565 08/12), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

4.

a.
Specimen of the Perspective L Series Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

b.	Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

e.	Specimen of Roth Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

f.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

g.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

h.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

i.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on October 4, 2004 (File Nos. 333-119522 and 811-08401).

j.
Specimen of Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

k.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on September 22, 2003 (File Nos. 333-70384 and 811-08401).

l.	Specimen of 4% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

m.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

n.	Form of Reduced Administration Charge Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

o.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

p.
Specimen of Enhanced Dollar Cost Averaging Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

q.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

r.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

s.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

t.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

u.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18 filed on June 21, 2005 (File Nos. 333-70384 and 811-08401).

v.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18 filed on June 21, 2005 (File Nos. 333-70384 and 811-08401).

w.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

x.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

y.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

z.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

aa.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

bb.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

cc.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

dd.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

ee.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

ff.
Specimen of Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-08401).

gg.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-08401).

hh.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up Step-Up Endorsement, incorporated herein by reference to the Registrant's Post- Effective Amendment No. 24 filed on December 21, 2006 (File Nos. 333-70384 and 811-08401).

ii.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

jj.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

kk.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos.333-70384 and 811-08401).

ll.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

mm.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

nn.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

oo.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

pp.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

qq.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

rr.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

ss.
Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

tt.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

uu.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

vv.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

ww.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

xx.
Specimen of the Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

yy.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Freedom) Endorsement (7587ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on December 31, 2008 (File Nos. 333-119659 and 811-08401).

zz.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Joint Freedom) Endorsement (7588ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on December 31, 2008 (File Nos. 333-119659 and 811-08401).

aaa.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (DB) Endorsement (7589ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on December 31, 2008 (File Nos. 333-119659 and 811-08401).

bbb.
Specimen of the Highest Anniversary Value Death Benefit Option (HAV) Endorsement (7595NY 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on April 2, 2009 (File  Nos. 333-119659 and 811-08401).

ccc.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom DB) Endorsement (7602ANY-A 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

ddd.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 14, filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

eee.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 14, filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

fff.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, and Annual Step-Up (LifeGuard Freedom 6 DB(SM) Endorsement (7615 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 14, filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

ggg.
Specimen of the Reduced Administration Charge Endorsement (7536 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 14, filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

hhh.
Specimen of the [2%] Contract Enhancement Endorsement (7567NY 01/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

iii.
Specimen of the [3%] Contract Enhancement Endorsement (7568NY 01/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

jjj.
Specimen of the [4%] Contract Enhancement Endorsement (7569NY 01/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

kkk.
Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633ANY-A 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

lll.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7619ANY-A 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

mmm.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7620ANY-A 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

nnn.
Specimen of the Perspective L Series Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

ooo.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

ppp.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

qqq.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

rrr.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

sss.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

ttt.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

uuu.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

vvv.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7649ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

www.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit (7650ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

xxx.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

yyy.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

zzz.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [8%] Bonus and Annual Step-Up (7656ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

aaaa.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7657ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

bbbb.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7658ANY-A 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

cccc.
Specimen of [5%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7659ANY-A 05/11), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 50 filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

dddd.
Specimen of [6%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7660ANY-A 05/11), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 50 filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

eeee.
Specimen of the Perspective L Series Fixed and Variable Annuity Contract (VA610NY 08/11), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 22 filed on August 26, 2011 (File Nos. 333-119659 and 811-08401).

ffff.
Specimen of Guaranteed Minimum Withdrawal Benefit for Stretch RMDs Endorsement (MarketGuard Stretch) (7668ANY-A 04/12), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

gggg.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7657ANY-A 04/12), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

hhhh.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7658ANY-A 04/12), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

iiii.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7700ANY-A 04/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

jjjj.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7701ANY-A 04/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

kkkk.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7702ANY-A 04/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

llll.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up, And Highest Anniversary Value Death Benefit Endorsement (7712ANY-A 04/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

mmmm.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7713ANY-A 04/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

nnnn.
Form of Guaranteed Minimum Withdrawal Benefit Endorsement (7678ANY-A 04/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

oooo.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7707ANY-A), incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

pppp.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7708ANY-A), incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

qqqq.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up, And Highest Anniversary Value Death Benefit Endorsement (7712ANY-A), incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

rrrr.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7714ANY-A), incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

ssss.	Form of Defense of Marriage Act Endorsement (7718NY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

5.

a.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

b.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 4 filed on September 2, 2005 (File Nos. 333-119659 and 811-08401).

c.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 5 filed on December 21, 2006 (File Nos. 333-119659 and 811-08401).

d.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on November 29, 2007 (File Nos. 333-119659 and 811-08401).

e.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 10 filed on March 26, 2008 (File Nos. 333-119659 and 811-08401).

f.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

g.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No.13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

h.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 14, filed September 24, 2009, (File Nos. 333-119659 and 811-08401).

i.	Form of the Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

j.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

k.	Form of the Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

l.
Form of the Perspective L Series Variable and Fixed Annuity Application (NV610 05/11), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18 filed on April 27, 2011 (File Nos. 333-119659 and 811-08401).

m.
Form of the Variable and Fixed Annuity Application (NV3573 05/11), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18 filed on April 27, 2011 (File Nos. 333-119659 and 811-08401).

n.
Form of the Perspective L Series Variable and Fixed Annuity Application (NV610 08/11), incorporated herein by reference to Registrant's Registration Statement, filed on July 22, 2011 (File Nos. 333-175721 and 811-08401).

o.	Form of the Variable and Fixed Annuity Application (NV3573 08/11), incorporated herein by reference to Registrant's Registration Statement, filed on July 22, 2011 (File Nos. 333-175721 and 811-08401).

6.

a.	Declaration and Charter of Depositor, incorporated herein by reference to the Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

c.
Amended By-Laws of Jackson National Life Insurance Company of New York, incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

7.

a.	Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

b.
Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date June 15, 2008, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on October 6, 2008 (File Nos. 333-119659 and 08401).

c.
Amendment No. 10 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on October 6, 2008 (File Nos. 333-119659 and 08401).

d.
Amendment No. 11 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New  York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

e.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date September 28, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

f.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

g.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date May 2, 2011, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18, filed on April 27, 2011 (File Nos. 333-119659 and 811-08401).

h.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date August 29, 2011, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 22 filed on August 26, 2011 (File Nos. 333-119659 and 811-08401).

i.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date December 12, 2011 and April 30, 2012, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 27 filed on April 26, 2012 (File Nos. 333-119659 and 811-08401).

j.
Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), incorporated herein by reference to the Registrant's Post-Effective Amendment  No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

k.
Amendment No. 1 to the Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), with effective date June 30, 2013, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

8.	Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to the Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.                        Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.                     Not Applicable.

12.                     Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Donald B. Henderson, Jr.	Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous	Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo	Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow	Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean	Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard D. Ash	Senior Vice President, Chief Actuary & Appointed
1 Corporate Way	Actuary
Lansing, MI 48951

Savvas (Steve) P. Binioris	Senior Vice President

1 Corporate Way
Lansing, MI 48951

Michele M. Binkley	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis A. Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett M. Bonemer	Vice President
1 Corporate Way
Lansing, MI 48951

Jeffrey R. Borton	Vice President
1 Corporate Way
Lansing, MI 48951

David L. Bowers	Vice President
300 Innovation Drive
Franklin, TN 37067

John H. Brown	Vice President & Director
1 Corporate Way
Lansing, MI 48951

James T. Carter	Vice President
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	Director
7601 Technology Way
Denver, CO 80237

Michael A. Costello	Senior Vice President, Controller, Treasurer & Director
1 Corporate Way
Lansing, MI 48951

James B. Croom	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field, Jr.	Vice President
300 Innovation Drive
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

Devkumar D. Ganguly	Vice President
1 Corporate Way
Lansing, MI 48951

James D. Garrison	Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Senior Vice President, Chief Compliance & Governance Officer,
1 Corporate Way	Assistant Secretary & Director
Lansing, MI 48951

John A. Gorgenson, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

John K. Haack	Vice President
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Robert L. Hill	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas P. Hyatte	Senior Vice President, Chief Risk Officer & Director
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Executive Vice President & Head of Retail
7601 Technology Way
Denver, CO 80237

Toni L. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Scott F. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Richard C. Liphardt	Vice President
1 Corporate Way
Lansing, MI 48951

Herbert G. May, III	Chief Administrative Officer &
275 Grove Street	Director
Building #2
4th floor
Auburndale, MA 02466

Machelle A. McAdory	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Diahn M. McHenry	Vice President
5913 Executive Drive
Lansing, MI 48911

Thomas J. Meyer	Senior Vice President, General
1 Corporate Way	Counsel, Secretary & Director
Lansing, MI 48951

Keith R. Moore	Senior Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Executive Vice President & Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Russell E. Peck	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Dana S. Rapier	Vice President
5913 Executive Drive
Lansing, MI 48911

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha	Chief Operating Officer
1 Corporate Way
Lansing, MI 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Vice President
1 Corporate Way
Lansing, MI 48951

Bonnie G. Wasgatt	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Michael A. Wells	President & Chief Executive Officer
300 Innovation Drive
Franklin, TN 37067

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company of New York ("Depositor"), a stock life insurance company organized under the laws of the state of New York.  The Depositor is a wholly owned subsidiary of Jackson National Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 9, filed on April 21, 2014 (File Nos. 333-183048 and 811-08664).

Item 27. Number of Contract Owners as of February 28, 2014

Qualified – 9,091
Non-qualified – 4,810

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be  indemnified  by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities  (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)	Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust.

(b)            Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Greg Cicotte	Manager, President & Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Michael A. Costello	Manager
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Manager
7601 Technology Way
Denver, CO 80237

Thomas P. Hyatte	Manager
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer	Manager & Secretary
1 Corporate Way
Lansing, MI 48951

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

James Bossert	Senior Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
7601 Technology Way
Denver, CO 80237

Bill J. Burrow	Senior Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins	Executive Vice President, Chief Financial Officer & FinOP
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Elizabeth Griffith	Vice President
300 Innovation Drive
Franklin, TN 37067

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Jim Livingston	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler	Senior Vice President
7601 Technology Way
Denver, CO 80237

Steven O'Connor	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Senior Vice President
7601 Technology Way
Denver, CO 80237

Kristan L. Richardson	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Scott Romine	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, CO 80237

Brian Sward	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Katie Turner	Vice President
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL  60606

Item. 31. Management Services

Not Applicable.

Item. 32. Undertakings and Representations

a.
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c.
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d.
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e.
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 24th day of April, 2014.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By:  /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company of New York
(Depositor)

By:  /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 24, 2014
Michael A. Wells, President and
Chief Executive Officer

*	April 24, 2014
P. Chad Myers, Executive Vice President,
and Chief Financial Officer

*	April 24, 2014
Herbert G. May, III, Chief Administrative Officer
and Director

/s/ Thomas J. Meyer	April 24, 2014
Thomas J. Meyer, Senior Vice President,
General Counsel, Secretary and Director

*	April 24, 2014
Laura L. Hanson, Vice President and
Director

*	April 24, 2014
John H. Brown, Vice President and Director

*	April 24, 2014
Michael A. Costello, Senior Vice President,
Controller, Treasurer and Director

*	April 24, 2014
Julia A. Goatley, Senior Vice President, Chief
Compliance and Governance Officer, Assistant
Secretary and Director

*	April 24, 2014
Thomas P. Hyatte, Senior Vice President, Chief Risk Officer and Director

*	April 24, 2014
Gregory P. Cicotte, Director

*	April 24, 2014
Donald B. Henderson, Jr., Director

*	April 24, 2014
David L. Porteous, Director

*	April 24, 2014
Donald T. DeCarlo, Director

*	April 24, 2014
Gary H. Torgow, Director

*	April 24, 2014
John C. Colpean, Director

* By:    /s/ Thomas J. Meyer
Thomas J. Meyer, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the "Depositor"), a New York corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720,  333-175721,  333-177298, 333-183046, 333-183047, and 333-192972), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 31st day of March, 2014.

/s/ MICHAEL A. WELLS
______________________________________________
Michael A. Wells, President and Chief Executive Officer

/s/ P. CHAD MYERS
______________________________________________
P. Chad Myers, Executive Vice President and Chief Financial Officer

/s/ HERBERT G. MAY, III
______________________________________________
Herbert G. May, III, Chief Administrative Office and Director

/s/ THOMAS J. MEYER
______________________________________________
Thomas J. Meyer, Senior Vice President, General
Counsel, Secretary and Director

/s/ JOHN H. BROWN
______________________________________________
John H. Brown, Vice President and Director

/s/ MICHAEL A. COSTELLO
______________________________________________
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director

/s/ JULIA A. GOATLEY
______________________________________________
Julia A. Goatley, Senior Vice President, Chief Compliance and Governance Officer, Assistant Secretary and Director

/s/ GREGORY P. CICOTTE
_____________________________________________
Gregory P. Cicotte, Director

/s/ LAURA L. HANSON
_____________________________________________
Laura L. Hanson, Vice President and Director

/s/ THOMAS P. HYATTE
_____________________________________________
Thomas P. Hyatte, Senior Vice President, Chief Risk Officer and Director

/s/ DONALD B. HENDERSON, JR.
______________________________________________
Donald B. Henderson, Jr., Director

/s/ DAVID L. PORTEOUS
______________________________________________
David L. Porteous, Director

/s/ DONALD T. DECARLO
______________________________________________
Donald T. DeCarlo, Director

/s/ GARY H. TORGOW
______________________________________________
Gary H. Torgow, Director

/s/ JOHN C. COLPEAN
______________________________________________
John C. Colpean, Director

EXHIBIT LIST

Exhibit No.                          Description

9.	Opinion and Consent of Counsel.

10.                                  Consent of Independent Registered Public Accounting Firm.

Due to size constraints, this filing is being made in 2 related submissions. This submission is the second of the 2 related submissions. The accession number of the previous related submission is as follows:

0001045032-14-000052